united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Small-Cap Insider Buying Fund
Catalyst Hedged Insider Buying Fund
Catalyst Insider Buying Fund
Catalyst Insider Long/Short Fund
Catalyst Activist Investor Fund
Catalyst Insider Income Fund
Catalyst Event Arbitrage Fund
Catalyst Hedged Futures Strategy Fund
Catalyst Absolute Total Return Fund
Catalyst Dynamic Alpha Fund
Catalyst/EquityCompass Buyback Strategy Fund
Catalyst/Groesbeck Growth of Income Fund
Catalyst/Groesbeck Aggressive Growth Fund
Catalyst/Lyons Hedged Premium Return Fund
Catalyst/Lyons Tactical Allocation Fund
Catalyst Macro Strategy Fund
Catalyst/MAP Global Capital Appreciation Fund
Catalyst/MAP Global Total Return Income Fund
Catalyst MLP & Infrastructure Fund
Catalyst/Princeton Floating Rate Income Fund
Catalyst/Princeton Hedged Income Fund
Catalyst/SMH High Income Fund
Catalyst/SMH Total Return Income Fund
Catalyst Time Value Trading Fund
Catalyst/Stone Beach Income Opportunity Fund

December 31, 2014

Mutual Fund Series Trust

Catalyst Small-Cap Insider Buying Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-11.77%	-3.78%	16.54%	6.81%	7.67%
Class A with load	-16.85%	-9.29%	14.25%	5.55%	6.91%
Class C	-12.14%	-4.54%	15.62%	6.00%	6.92%
Class I	-11.64%	-3.54%	16.81%	7.08%	16.74%
Russell 2000 Value Total Return Index(b)	1.65%	4.89%	19.21%	15.55%	8.12%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.06% for Class A, 2.81% for Class C, and 1.81% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(b)	The Russell 2000 Value Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

**	Inception date is July 31, 2006 for Class A, Class C and the Benchmarks, and March 27, 2009, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Biotechnology	13.6%
Oil & Gas	12.6%
Telecommunications	10.8%
Pharmaceuticals	8.8%
Chemicals	5.9%
Internet	5.4%
Banks	3.6%
Oil & Gas Services	3.2%
Diversified Financial Services	2.8%
Savings & Loans	2.6%
Other/Cash & Equivalents	30.7%
100.0%

1

Catalyst Hedged Insider Buying Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-15.40%	-5.11%	7.79%	7.84%
Class A with load	-20.25%	-10.59%	5.67%	6.32%
Class C	-15.76%	5.79%	7.13%	7.27%
Class I	-15.32%	N/A	N/A	-13.17%
IQ Hedge Long/Short Beta Index(a)	0.55%	3.56%	8.24%	5.21%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.10% for Class A, 2.85% for Class C, and 1.85% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The IQ Hedge Long/Short Beta Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies

**	Inception date is October 28, 2010 for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Telecommunications	10.7%
Banks	10.4%
Pharmaceuticals	7.0%
Iron/Steel	5.0%
Commercial Services	4.7%
Software	4.3%
Internet	4.2%
Diversified Financial Services	4.1%
Electronics	3.8%
Distribution/Wholesale	3.1%
Other/Cash & Equivalents	42.7%
100.0%

2

Catalyst Insider Buying Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-0.85%	9.27%	20.88%	17.86%
Class A with load	-6.57%	2.98%	18.53%	15.84%
Class C	-1.22%	8.45%	20.91%	17.77%
Class I	-0.63%	N/A	N/A	-0.13%
S&P 500 Total Return Index(a)	6.12%	13.69%	20.41%	17.09%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.50% for Class A, 2.25% for Class C, and 1.25% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is July 29, 2011 for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Mining	8.7%
Healthcare-Products	7.9%
Oil & Gas	7.6%
Distribution/Wholesale	7.1%
Pharmaceuticals	7.0%
Chemicals	5.4%
Banks	5.0%
Electronics	4.0%
Electric	3.6%
Diversified Financial Services	3.5%
Other/Cash & Equivalents	40.2%
100.0%

3

Catalyst Insider Long/Short Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-8.45%	11.74%	3.89%
Class A with load	-13.73%	5.32%	1.61%
Class C	-8.83%	10.90%	3.24%
Class I	-8.37%	N/A	-10.30%
IQ Hedge Long/Short Beta Total Return Index(a)	0.55%	3.56%	7.27%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 5.85% for Class A, 6.60% for Class C, and 5.60% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The IQ Hedge Long/Short Beta Total Return Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies.

**	Inception date is April 30, 2012, for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Biotechnology	9.7%
Oil & Gas	9.5%
Pharmaceuticals	6.7%
Telecommunications	6.1%
Software	5.9%
Retail	5.8%
Banks	5.0%
Distribution/Wholesale	3.9%
Chemicals	3.9%
Leisure Time	2.7%
Other/Cash & Equivalents	40.8%
100.0%

4

Catalyst Activist Investor Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmark:

Since Inception**
Class A	-5.10%
Class A with load	-10.56%
Class C	-5.00%
Class I	-5.00%
S&P 500 Total Return Index(a)	5.48%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.11% for Class A, 2.86% for Class C, and 1.86% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Retail	14.7%
Chemicals	10.8%
Pharmaceuticals	8.4%
Commercial Services	7.2%
Oil & Gas	7.0%
Semiconductors	6.5%
Transportation	4.4%
Media	4.4%
Home Builders	4.1%
Auto Manufacturers	4.1%
Other/Cash & Equivalents	28.4%
100.0%

5

Catalyst Insider Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmark:

Since Inception**
Class A	-7.41%
Class A with load	-12.73%
Class C	-7.74%
Class I	-7.41%
Barclays U.S. Aggregate Bond Index(a)	1.92%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.86% for Class A, 2.61% for Class C, and 1.61% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Commercial Services	13.6%
Diversified Financial Services	10.7%
Biotechnology	8.5%
Healthcare-Products	8.4%
Banks	8.2%
Pharmaceuticals	6.7%
Oil & Gas Services	6.2%
Office/Business Equipment	6.2%
Oil & Gas	4.4%
Electronics	4.3%
Other/Cash & Equivalents	22.8%
100.0%

6

Catalyst Event Arbitrage Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	-12.81%	-15.07%	-5.90%	-2.56%	0.11%	4.73%
Class A with load	-17.47%	-19.98%	-7.75%	-3.71%	-0.49%	4.37%
Class C	-13.11%	-15.67%	N/A	N/A	N/A	-6.07%
Class I	-12.66%	-14.83%	N/A	N/A	N/A	-7.47%
BofAML 3 Month Treasury Bill Index (a)	0.01%	0.03%	0.07%	0.09%	1.54%	2.45%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.01% for Class A, 3.76% for Class C and 2.76% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days.

**	Inception date is July 1, 1997 for Class A (performance prior to July 2, 2012 represents the Fund’s predecessor limited partnership) and BofAML 3-Month T-Bill Index, July 2, 2012 for Class C, and March 12, 2013 for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Media	22.8%
Pharmaceuticals	16.1%
Chemicals	9.7%
Healthcarre-Products	9.4%
REITS	8.0%
Food	7.2%
Biotechnology	6.2%
Insurance	5.6%
Telecommunications	5.5%
Diversified Financial Services	5.2%
Other/Cash & Equivalents	4.3%
100.0%

7

Catalyst Hedged Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-4.37%	7.74%	4.91%	8.18%	16.91%
Class A with load	-9.79%	1.59%	2.88%	6.92%	16.16%
Class C	-4.56%	7.03%	N/A	N/A	1.65%
Class I	-4.16%	8.06%	N/A	N/A	2.54%
S&P 500 Total Return Index (a)	6.12%	13.69%	20.41%	15.45%	7.74%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.35% for Class A, 3.10% for Class C and 2.10% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is December 16, 2005 for Class A (performance prior to September 3, 2013 represents the Fund’s predecessor limited partnership) and the S&P 500 Total Return Index and August 30, 2013 for Class C and I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Options Purchased	1.8%
Short-Term Investments	73.3%
Other/Cash & Equivalents	24.9%
100.0%

8

Catalyst Absolute Total Return Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmark:

Since Inception**
Class A	-1.81%
Class A with load	-7.45%
Class C	-2.15%
Class I	-1.77%
S&P 500 Total Return Index(a)	7.60%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.41% for Class A, 3.16% for Class C, and 2.16% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is July 31, 2014.

Top 10 Holdings by Industry (long only)	% of Net Assets
Closed-End Funds	24.4%
Equity ETFs	14.2%
Pipelines	11.5%
Investment Companies	11.1%
REITs	8.6%
Agriculture	3.8%
Pharmaceuticals	3.4%
Entertainment	2.2%
Cosmetics/Personal Care	2.1%
Telecommunications	1.9%
Other/Cash & Equivalents	16.8%
100.0%

9

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	11.42%	21.93%	23.40%	23.11%
Class A with load	5.02%	14.92%	20.99%	20.73%
Class C	10.97%	20.95%	22.46%	22.18%
Class I	11.41%	N/A	N/A	12.36%
S&P 500 Total Return Index(a)	6.12%	13.69%	20.41%	20.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.56% for Class A, 2.31% for Class C, and 1.31% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is December 22, 2011, for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	14.1%
Software	11.5%
Semiconductors	10.9%
Biotechnology	8.1%
Airlines	5.6%
Chemicals	4.8%
Diversified Financial Services	4.6%
Computers	4.5%
Banks	4.5%
Electrical Components & Equipment	3.8%
Other/Cash & Equivalents	27.6%
100.0%
10

Catalyst/EquityCompass Buyback Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-3.19%	-1.35%	-1.35%
Class A with load	-8.74%	-7.02%	-7.02%
Class C	-3.60%	-2.06%	-2.06%
Class I	-3.08%	-0.95%	-0.95%
S&P 500 Total Return Index (a)	6.12%	13.69%	13.69%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.99% for Class A, 2.74% for Class C, and 1.74% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is December 31, 2013.

Top 10 Holdings by Industry	% of Net Assets
Insurance	10.4%
Aerospace/Defense	9.7%
Oil & Gas Services	9.4%
Retail	6.7%
Chemicals	6.6%
Electronics	6.4%
Food	6.3%
Telecommunications	3.6%
Software	3.6%
Machinery-Diversified	3.5%
Other/Cash & Equivalents	33.8%
100.0%

11

Catalyst/Groesbeck Growth of Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	8.55%	13.22%	15.89%	13.00%	12.72%
Class A with load	2.31%	6.69%	13.63%	11.67%	11.39%
Class C	8.17%	12.42%	15.02%	12.09%	11.82%
Class I	8.68%	13.50%	16.17%	N/A	15.01%
S&P 500 Total Return Index(a)	6.12%	13.69%	20.41%	15.45%	15.21%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.69% for Class A, 2.44% for Class C, and 1.44% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is December 30, 2009 for Class A, Class C and S&P 500 Total Return Index and November 24, 2010 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Diversified Financial Services	9.3%
Pharmaceuticals	8.9%
Computers	8.5%
Pipelines	7.7%
Media	6.8%
Miscellaneous Manufacturing	5.9%
REITS	5.5%
Healthcare-Services	4.8%
Biotechnology	3.6%
Transportation	3.3%
Other/Cash & Equivalents	35.7%
100.0%

12

Catalyst/Groesbeck Aggressive Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmark:

Since Inception**
Class A	2.80%
Class A with load	-3.11%
Class C	2.50%
Class I	2.90%
S&P 500 Total Return Index(a)	5.48%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.86% for Class A, 2.61% for Class C, and 1.61% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Pharmaceuticals	12.3%
Semiconductors	10.8%
Diversified Financial Services	10.0%
Biotechnology	8.3%
Commercial Services	6.4%
Internet	4.9%
Transportation	3.3%
Retail	3.3%
Oil & Gas	3.1%
Computers	2.7%
Other/Cash & Equivalents	34.9%
100.0%

13

Catalyst/Lyons Hedged Premium Return Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	12.81%	20.03%	20.03%
Class A with load	6.31%	13.13%	13.13%
Class C	12.49%	19.13%	19.13%
Class I	13.01%	N/A	12.58%
S&P 500 Total Return Index(a)	6.12%	13.69%	13.69%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 4.62% for Class A, 5.37% for Class C shares, and 4.37% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmarks, and June 6, 2014 for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Retail	21.4%
Commercial Services	14.2%
Airlines	11.3%
Semiconductors	7.4%
Healthcare-Products	7.3%
Computers	6.7%
Internet	6.7%
Software	6.3%
Biotechnology	5.9%
Beverages	3.7%
Other/Cash & Equivalents	9.1%
100.0%

14

Catalyst/Lyons Tactical Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	7.23%	11.54%	21.89%
Class A with load	1.10%	5.13%	19.03%
Class C	6.80%	10.75%	21.03%
Class I	7.36%	N/A	6.92%
S&P 500 Total Return Index(a)	6.12%	13.69%	20.41%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.78% for Class A, 2.53% for Class C, and 1.53% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is July 2, 2012, for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	19.2%
Computers	14.5%
Commercial Services	11.9%
Aerospace/Defense	11.4%
Semiconductors	7.2%
Distribution/Wholesale	4.3%
Pharmaceuticals	4.0%
Beverages	3.9%
Telecommunications	3.8%
Cosmetics/Personal Care	3.7%
Other/Cash & Equivalents	16.1%
100.0%

15

Catalyst Macro Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	Since Inception**
Class A	-3.09%	-0.57%
Class A with load	-8.69%	-6.28%
Class C	-3.58%	-1.26%
Class I	-2.72%	-0.19%
IQ Hedge Composite Beta Index (a)	-0.52%	1.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.59% for Class A, 3.34% for Class C shares, and 2.34% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The IQ Hedge Composite Beta Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity global macro, market neutral, event driven, fixed income arbitrage and emerging markets.

**	Inception date is March 11, 2014.

Top Holdings by Investment (long only)	% of Net Assets
Asset Allocation Funds	18.7%
Closed-End Funds	4.6%
Equity Funds	0.5%
Other/Cash & Equivalents	76.2%
100.0%

16

Catalyst/MAP Global Capital Appreciation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-4.44%	3.83%	12.72%	9.73%
Class A with load	-9.95%	-2.13%	10.50%	7.85%
Class C	-4.84%	3.01%	11.87%	8.89%
Class I	-4.34%	N/A	N/A	-3.77%
MSCI All Country World Stock Index (a)	-1.69%	4.71%	14.72%	9.42%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.78% for Class A, 2.53% for Class C, and 1.53% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Food	13.3%
Telecomminications	9.0%
Pharmaceuticals	8.1%
Oil & Gas	8.0%
Internet	6.3%
Retail	5.8%
Agriculture	5.3%
Computers	5.0%
Software	4.5%
Electric	3.5%
Other/Cash & Equivalents	31.2%
100.0%

17

Catalyst/MAP Global Total Return Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-2.32%	3.15%	8.49%	7.40%
Class A with load	-7.95%	-2.82%	6.36%	5.56%
Class C	-2.69%	2.36%	7.70%	6.58%
Class I	-2.20%	N/A	N/A	-1.70%
MSCI All Country World Stock Index Net (a)	-1.69%	4.71%	14.72%	9.42%
Blended Index (b)	-0.77%	2.75%	7.86%	5.17%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.84% for Class A, 2.59% for Class C, and 1.59% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets.

(b)	Blended Index reflects an unmanaged portfolio of 50% of the Merrill Lynch U.S. Corporate & Government Index and 50% of the MSCI AC World Index Gross.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Diversified Financial Services	11.1%
Telecommunications	9.4%
Food	9.3%
Computers	7.6%
Pharmaceuticals	7.0%
Oil & Gas	5.3%
Retail	5.3%
Beverages	4.1%
Coal	3.1%
Agriculture	3.0%
Other/Cash & Equivalents	34.8%
100.0%

18

Catalyst MLP & Infrastructure Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmarks:

Since Inception**
Class A	-0.10%
Class A with load	-5.84%
Class C	-0.10%
Class I	-0.10%
Alerian MLP Index (a)	1.06%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.78% for Class A, 2.53% for Class C, and 1.53% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Pipelines	72.5%
Oil & Gas	12.8%
Oil & Gas Services	9.1%
Mining	2.5%
Gas	1.0%
Other/Cash & Equivalents	2.1%
100.0%

19

Catalyst/Princeton Floating Rate Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-2.74%	0.50%	4.57%
Class A with load	-7.36%	-4.25%	2.05%
Class C	-3.13%	-0.34%	3.72%
Class I	-2.72%	0.63%	4.75%
S&P/LSTA U.S. Leveraged Loan 100 Index (a)	-3.64%	-2.95%	-0.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’ s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds are 1.69% for Class A and 2.46% for Class C, and 1.39% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI).

**	Inception date is December 31, 2012.

Top Holdings by Investment	% of Net Assets
Bank Loans	75.5%
Corporate Bonds	22.1%
Short Term Investments	2.3%
US Government Agency Obligations	1.7%
Exchange Traded Funds	0.4%
Other/Cash & Equivalents	(2.0)%
100.0%

20

Catalyst/Princeton Hedged Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmarks:

Since Inception**
Class A	-2.32%
Class A with load	-6.98%
Class C	-2.39%
Class I	-2.28%
Barclays U.S. Aggregate Bond Index (a)	0.73%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.00% for Class A, 2.75% for Class C and 1.75% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

**	Inception date is November 7, 2014.

Top Holdings by Investment	% of Net Assets
Exchange Traded Funds	71.5%
Corporate Bonds	4.0%
Other/Cash & Equivalents	24.5%
100.0%

21

Catalyst/SMH High Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-17.00%	-16.01%	-1.89%	2.20%	2.44%
Class A with load	-20.91%	-20.02%	-3.45%	1.22%	1.69%
Class C	-17.14%	-16.45%	-2.55%	1.46%	1.72%
Class I	-16.85%	-15.60%	N/A	N/A	-10.14%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	-2.94%	2.45%	8.29%	8.87%	8.63%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.53% for Class A, 2.28% for Class C and 1.28% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Mining	14.2%
Telecomminications	10.1%
Oil & Gas	9.0%
Electric	7.1%
Retail	7.0%
Coal	6.5%
Cosmetic/Personal Care	4.9%
REITS	4.8%
Lodging	4.8%
Commercial Services	4.8%
Other/Cash & Equivalents	26.8%
100.0%

22

Catalyst/SMH Total Return Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-14.45%	-12.57%	3.49%	3.74%	0.86%
Class A with load	-19.43%	-17.61%	1.50%	2.53%	-0.05%
Class C	-14.78%	-13.22%	2.72%	2.98%	0.11%
Class I	-14.36%	-12.51%	N/A	N/A	-5.47%
S&P 500 Total Return Index(a)	6.12%	13.69%	20.41%	15.45%	8.47%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	-2.94%	2.45%	8.29%	8.87%	8.63%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.00% for Class A, 3.75% for Class C and 2.75% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(b)	The BofA Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	21.2%
Private Equity	17.9%
Retail	5.7%
Biotechnology	5.3%
Mining	5.1%
Equity Fund	4.7%
REITS	4.7%
Cosmetics/Personal Care	4.6%
Telecommunications	4.5%
Oil & Gas	4.4%
Other/Cash & Equivalents	21.9%
100.0%

23

Catalyst Time Value Trading Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmarks:

Since Inception**
Class A	-1.90%
Class A with load	-7.54%
Class C	-2.10%
Class I	-2.00%
S&P 500 Total Return Index(a)	1.64%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.23% for Class A, 2.98% for Class C and 1.98% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

**	Inception date is November 7, 2014.

Top Holdings by Investment (long only)	% of Net Assets
Short-Term Investments	56.3%
Other Assets / Liabilities	43.7%
100.0%

24

Catalyst/Stone Beach Income Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, compared to its benchmark:

Since Inception**
Class A	1.59%
Class A with load	-4.25%
Class C	1.40%
Class I	1.60%
JP Morgan MBS Index(a)	0.45%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.00% for Class A, 2.75% for Class C and 1.75% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The JP Morgan MBS Index tracks fixed-rate Mortgage Backed Securities “MBS” issued by FNMA, FHLMC and GNMA.

**	Inception date is November 20, 2014.

Top Holdings by Industry	% of Net Assets
Federal National Mortgage Association	31.0%
Federal Home Loan Mortgage Association	20.7%
Government National Mortgage Association	2.9%
Other/Cash & Equivalents	45.4%
100.0%

25

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 94.7%
	APPAREL - 1.0%
85,000	Crocs, Inc. *	$1,061,650

	AUTO PARTS & EQUIPMENT - 1.0%
155,000	Commercial Vehicle Group, Inc. *	1,032,300

	BANKS - 3.6%
105,000	Bancorp, Inc. *	1,143,450
7,000	First Internet Bancorp	117,180
92,500	Heritage Oaks Bancorp	776,075
23,500	Independent Bank Group, Inc.	917,910
10,500	ServisFirst Bancshares, Inc.	345,975
17,500	Sun Bancorp, Inc. *	339,500
10,000	Triumph Bancorp, Inc. *	135,500
		3,775,590
	BEVERAGES - 0.1%
13,500	MusclePharm Corp. *	114,750

	BIOTECHNOLOGY - 13.6%
459,193	Fibrocell Science, Inc. *	1,175,534
355,000	Inovio Pharmaceuticals, Inc. *+	3,258,900
25,000	Ligand Pharmaceuticals, Inc. *	1,330,250
555,000	Novavax, Inc. *+	3,291,150
117,147	OvaScience, Inc. *	5,180,241
25,000	Verastem, Inc. *	228,500
		14,464,575
	CHEMICALS - 2.4%
150,000	OMNOVA Solutions, Inc. *	1,221,000
35,000	PolyOne Corp.	1,326,850
		2,547,850
	COMMERCIAL SERVICES - 1.2%
45,000	Barrett Business Services, Inc.	1,233,000

	DISTRIBUTION/WHOLESALE - 0.5%
20,000	H&E Equipment Services, Inc.	561,800

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
165,000	Imperial Holdings, Inc. *	1,075,800
125,000	JMP Group, Inc.	952,500
250,000	Ladenburg Thalmann Financial Services, Inc. *	987,500
		3,015,800
	ELECTRONICS - 1.0%
160,000	ZAGG, Inc. *	1,086,400

	ENGINEERING & CONSTRUCTION - 1.4%
80,000	Aegion Corp. *	1,488,800

	ENVIRONMENTAL CONTROL - 0.3%
25,000	Cypress Energy Partners LP	357,500

	FOREST PRODUCTS & PAPER - 0.6%
12,500	Veritiv Corp. *	648,375

	HEALTHCARE-PRODUCTS - 1.1%
425,000	TearLab Corp. *+	1,126,250

The accompanying notes are an integral part of these financial statements.

26

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 94.7% (Continued)
	INSURANCE - 2.1%
102,500	United Insurance Holdings Corp.	$2,249,875

	INTERNET - 5.4%
112,000	Autobytel, Inc. *	1,220,800
57,500	Lands’ End, Inc. *+	3,102,700
50,000	Textura Corp. *+	1,423,500
		5,747,000
	INVESTMENT COMPANIES - 1.2%
2,000	Capitala Finance Corp.	35,740
91,000	THL Credit, Inc.	1,070,160
10,000	TriplePoint Venture Growth BDC Corp.	148,500
		1,254,400
	IRON/STEEL - 2.0%
350,000	AK Steel Holding Corp. *	2,079,000

	LEISURE TIME - 1.6%
81,590	Interval Leisure Group, Inc.	1,704,415

	MACHINERY-DIVERSIFIED - 0.5%
11,000	DXP Enterprises, Inc. *	555,830

	METAL FABRICATE/HARDWARE - 2.1%
165,000	Furmanite Corp. *	1,290,300
70,000	Global Brass & Copper Holdings, Inc.	921,200
		2,211,500
	MINING - 1.8%
20,000	Hi-Crush Partners LP	620,600
60,000	Ring Energy, Inc. *	630,000
25,000	US Silica Holdings, Inc.	642,250
		1,892,850
	MISCELLANEOUS MANUFACTURING - 1.1%
67,500	Myers Industries, Inc.	1,188,000

	OIL & GAS - 12.6%
25,000	Atlas Resource Partners LP	267,500
240,000	Bill Barrett Corp. *	2,733,600
340,000	Comstock Resources, Inc. +	2,315,400
100,000	Eclipse Resources Corp. *	703,000
500,000	Gastar Exploration, Inc. *	1,205,000
165,000	Jones Energy, Inc. - Cl. A *	1,882,650
220,000	Rex Energy Corp. *+	1,122,000
350,000	Seventy Seven Energy, Inc. *	1,893,500
750,000	Warren Resources, Inc. *	1,207,500
		13,330,150
	OIL & GAS SERVICES - 3.2%
85,000	MRC Global, Inc. *	1,287,750
250,000	Nuverra Environmental Solutions, Inc. *+	1,387,500
20,000	Rice Midstream Partners LP *	335,000
50,000	TETRA Technologies, Inc. *	334,000
		3,344,250
	PHARMACEUTICALS - 8.8%
955,000	Catalyst Pharmaceutical Partners, Inc. *	2,836,350
225,000	Minerva Neurosciences, Inc. *	1,359,000

The accompanying notes are an integral part of these financial statements.

27

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 94.7% (Continued)
	PHARMACEUTICALS - 8.8% (Continued)
480,000	OPKO Health, Inc. *+	$4,795,200
70,000	TetraLogic Pharmaceuticals Corp. *	337,400
		9,327,950
	REITS - 1.8%
85,000	Excel Trust, Inc.	1,138,150
43,000	Rouse Properties, Inc.	796,360
		1,934,510
	RETAIL - 2.5%
270,000	Christopher & Banks Corp. *	1,541,700
50,000	Ferrellgas Partners LP +	1,099,000
		2,640,700
	SAVINGS & LOANS - 2.6%
155,000	First Niagara Financial Group, Inc.	1,306,650
90,000	Flagstar Bancorp, Inc. *	1,415,700
		2,722,350
	SEMICONDUCTORS - 0.1%
105,000	ANADIGICS, Inc. *	78,750

	SOFTWARE - 1.7%
140,000	Allscripts Healthcare Solutions, Inc. *	1,787,800

	TELECOMMUNICATIONS - 10.8%
167,799	Comverse, Inc. *	3,151,265
45,000	DigitalGlobe, Inc. *	1,393,650
1,150,000	Globalstar, Inc. *+	3,162,500
733,321	Neonode, Inc. *+	2,478,625
225,000	Novatel Wireless, Inc. *	724,500
150,000	Sonus Networks, Inc. *	595,500
		11,506,040
	TOYS/GAMES/HOBBIES - 1.0%
230,000	LeapFrog Enterprises, Inc. - Cl. A *	1,085,600

	TRANSPORTATION - 1.2%
15,000	Dakota Plains Holdings, Inc. *	26,100
37,500	Tidewater, Inc.	1,215,375
		1,241,475

	TOTAL COMMON STOCK (Cost - $102,049,185)	100,397,085

The accompanying notes are an integral part of these financial statements.

28

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

		Expiration Date -
		Exercise Price
	WARRANTS - 3.5%
	CHEMICALS - 3.5%
20,380	Tronox Ltd. - Class A * #	02/14/2018 - $58.99	1,895,340
21,050	Tronox Ltd. - Class B * #	02/14/2018 - $65.10	1,841,875
	TOTAL WARRANTS (Cost - $2,198,564)		3,737,215

	SHORT-TERM INVESTMENTS - 23.6%
25,069,030	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **(a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,069,030)		25,069,030

	TOTAL INVESTMENTS - 121.8% (Cost - $129,316,779) (b)		$129,203,330
	LIABILITIES LESS OTHER ASSETS - (21.8)%		(23,128,122)
	NET ASSETS - 100.0%		$106,075,208

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

+	Security, or a portion of the security, is out on loan at December 31, 2014. Total loaned securities had a value of $23,307,157 on December 31, 2014.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2014. Total collateral had a value of $23,773,300 on December 31, 2014.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $129,162,493 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$9,505,097
Unrealized depreciation:	(9,464,260)
Net unrealized appreciation:	$40,837

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
United States	98.2%
Total Equity Holdings	98.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

29

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 93.6%
	AEROSPACE/DEFENSE - 2.3%
8,000	HEICO Corp.	$483,200

	APPAREL - 2.4%
40,000	Crocs, Inc. *(a)	499,600

	BANKS - 10.4%
27,500	Citizens Financial Group, Inc.	683,650
19,700	Independent Bank Group, Inc.	769,482
50,000	KeyCorp (a)	695,000
		2,148,132
	BIOTECHNOLOGY - 3.0%
105,000	Novavax, Inc. *	622,650

	CHEMICALS - 2.5%
13,500	PolyOne Corp. (a)	511,785

	COMMERCIAL SERVICES - 4.7%
13,250	ADT Corp. (a)	480,047
20,000	Hertz Global Holdings, Inc. *(a)	498,800
		978,847
	DISTRIBUTION/WHOLESALE - 3.1%
13,500	Fastenal Co. (a)	642,060

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
215,420	Ladenburg Thalmann Financial Services, Inc. *	850,909

	ELECTRONICS - 3.8%
70,000	Flextronics International Ltd. *	782,600

	HEALTHCARE-PRODUCTS - 1.7%
22,500	Endologix, Inc. *(a)	344,025

	INTERNET - 4.2%
16,000	Lands’ End, Inc. *	863,360

	IRON/STEEL - 5.0%
105,000	AK Steel Holding Corp. *	623,700
15,500	United States Steel Corp. (a)	414,470
		1,038,170
	LEISURE TIME - 2.8%
27,500	Interval Leisure Group, Inc. (a)	574,475

	MACHINERY-DIVERSIFIED - 1.5%
6,000	DXP Enterprises, Inc. *(a)	303,180

	MINING - 2.8%
25,000	Freeport-McMoRan, Inc.	584,000

	MISCELLANEOUS MANUFACTURING - 2.9%
23,500	General Electric Co. (a)	593,845

	OIL & GAS - 2.7%
50,000	Bill Barrett Corp. *(a)	569,500

The accompanying notes are an integral part of these financial statements.

30

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares			Value
	COMMON STOCK - 93.6% (Continued)
	OIL & GAS SERVICES - 2.6%
35,000	MRC Global, Inc. *		$530,250

	PACKAGING & CONTAINERS - 2.8%
13,500	Sealed Air Corp.		572,805

	PHARMACEUTICALS - 7.0%
70,000	Minerva Neurosciences, Inc. *		422,800
103,006	OPKO Health, Inc. *		1,029,030
			1,451,830
	PIPELINES - 2.0%
30,000	Midcoast Energy Partners LP		410,400

	RETAIL - 3.0%
25,000	Michaels Cos, Inc. *		618,250

	SOFTWARE - 4.3%
70,000	Allscripts Healthcare Solutions, Inc. *		893,900

	TELECOMMUNICATIONS - 10.7%
32,500	Comverse, Inc. *(a)		610,350
275,000	Globalstar, Inc. *		756,250
215,000	Sonus Networks, Inc. *		853,550
			2,220,150
	TRANSPORTATION - 1.3%
10,000	Martin Midstream Partners LP (a)		268,800

	TOTAL COMMON STOCK (Cost - $19,340,137)		19,356,723

		Expiration Date -
Contracts (b)		Exercise Price
	OPTIONS PURCHASED - 7.0% *
	PUT OPTIONS PURCHASED - 0.1%
650	iShares Russell 2000 ETF	01/17/2015 - $112.00	27,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $491,399)		27,300

	CALL OPTIONS PURCHASED - 6.9%
25	Covidien PLC	01/17/2015 - $75.00	68,625
1,770	iShares Russell 2000 ETF	03/31/2015 - $115.00	1,362,900
90	Noble Corp. PLC	01/17/2015 - $18.00	2,520
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,063,358)		1,434,045

	TOTAL PURCHASED OPTIONS (Cost - $1,554,757)		1,461,345

Shares
	SHORT-TERM INVESTMENTS - 20.4%
4,220,040	Fidelity Institutional Money Market Portfolio, Class I, 0.11% ** (c)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,220,040)		4,220,040

	TOTAL INVESTMENTS - 121.0% (Cost - $25,114,934) (d)		$25,038,108
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.0)%		(4,348,260)
	NET ASSETS - 100.0%		$20,689,848

The accompanying notes are an integral part of these financial statements.

31

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

		Expiration Date -
Contracts (b)		Exercise Price	Value
	WRITTEN OPTIONS - (1.0)%*
	PUT OPTIONS WRITTEN - (0.2)%
190	Covidien PLC	01/17/2015 - $90.00	$12,350
135	Philip Morris International, Inc.	01/17/2015 - $82.50	17,820
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $207,437)		30,170

	CALL OPTIONS WRITTEN - (0.8)%
30	Tesla Motors, Inc.	01/17/2015 - $285.00	270
7,500	Zynga, Inc.	01/17/2015 - $2.50	172,500
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $158,579)		172,770

	TOTAL OPTIONS WRITTEN - (Premiums Received - $366,016) (d)		$202,940

LP - Limited Partnership

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

+	Security, or a portion of this security, is out on loan at December 31, 2014. Total loaned securities had a value of $2,862,711 on December 31, 2014.

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Each contract is equivalent to 100 shares of common stock.

(c)	A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2014. Total collateral had a value of $2,919,965 on December 31, 2014.

(d)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $24,671,238 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,810,684
Unrealized depreciation:	(1,646,754)
Net unrealized appreciation:	$163,930

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Long Percentage
United States	93.6%
Total Equity Holdings	93.6%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

32

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 98.9%
	AGRICULTURE - 2.7%
142,500	Philip Morris International, Inc.	$11,606,625

	BANKS - 5.0%
195,000	Citizens Financial Group, Inc.	4,847,700
1,222,929	KeyCorp	16,998,713
		21,846,413
	BEVERAGES - 2.9%
95,000	Keurig Green Mountain, Inc.	12,577,525

	CHEMICALS - 5.4%
92,000	Air Products & Chemicals, Inc.	13,269,160
37,000	CF Industries Holdings, Inc.	10,083,980
		23,353,140
	COMMERCIAL SERVICES - 3.2%
550,000	Hertz Global Holdings, Inc. *	13,717,000

	DISTRIBUTION/WHOLESALE - 7.1%
340,000	Fastenal Co.	16,170,400
135,000	Genuine Parts Co.	14,386,950
		30,557,350
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
515,000	Synchrony Financial *	15,321,250

	ELECTRIC - 3.6%
205,000	Dominion Resources, Inc.	15,764,500

	ELECTRONICS - 4.0%
1,535,000	Flextronics International Ltd. *	17,161,300

	HEALTHCARE-PRODUCTS - 7.9%
1,080,000	Boston Scientific Corp. *	14,310,000
193,500	Covidien PLC	19,791,180
		34,101,180
	HOLDING COMPANIES-DIVERSIFIED - 0.4%
81,500	Leucadia National Corp.	1,827,230

	INSURANCE - 3.3%
112,500	American International Group, Inc.	6,301,125
85,000	Aon PLC	8,060,550
		14,361,675
	INTERNET - 3.1%
515,500	Symantec Corp.	13,225,153

	MEDIA - 1.7%
87,500	Time Warner, Inc.	7,474,250

	MINING - 8.7%
620,000	Alcoa, Inc.	9,789,800
625,000	Freeport-McMoRan, Inc.	14,600,000
475,000	Southern Copper Corp.	13,395,000
		37,784,800

The accompanying notes are an integral part of these financial statements.

33

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	OFFICE/BUSINESS EQUIPMENT - 2.8%
885,000	Xerox Corp.	$12,266,100

	OIL & GAS - 7.6%
598,758	Chesapeake Energy Corp.	11,717,694
175,000	Continental Resources, Inc. *	6,713,000
75,000	Marathon Petroleum Corp.	6,769,500
110,000	Phillips 66	7,887,000
		33,087,194
	PACKAGING & CONTAINERS - 2.9%
300,000	Sealed Air Corp.	12,729,000

	PHARMACEUTICALS - 7.0%
180,000	Endo International PLC *	12,981,600
122,500	Valeant Pharmaceuticals International, Inc. *	17,530,975
		30,512,575
	PIPELINES - 2.8%
163,500	Enable Midstream Partners LP	3,170,265
157,500	Energy Transfer Equity LP	9,037,350
		12,207,615
	REITS - 1.9%
105,000	Crown Castle International Corp.	8,263,500

	SOFTWARE - 3.3%
200,000	Fiserv, Inc. *	14,194,000

	TELECOMMUNICATIONS - 2.9%
370,000	AT&T, Inc.	12,428,300

	TOYS/GAMES/HOBBIES - 2.1%
297,500	Mattel, Inc.	9,206,137

	TRANSPORTATION - 3.1%
160,000	JB Hunt Transport Services, Inc.	13,480,000

	TOTAL COMMON STOCK (Cost - $414,990,363)	429,053,812

	SHORT-TERM INVESTMENTS - 1.2%
4,982,150	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,982,150)	4,982,150

	TOTAL INVESTMENTS - 100.1% (Cost - $419,972,513) (a)	$434,035,962
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(384,917)
	NET ASSETS - 100.0%	$433,651,045

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $419,936,725 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$22,185,053
Unrealized depreciation:	(8,085,816)
Net unrealized appreciation:	$14,099,237

The accompanying notes are an integral part of these financial statements.

34

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Britain	1.9%
Ireland	7.6%
United States	89.4%
Total Equity Holdings	98.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

35

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 84.0%
	AEROSPACE/DEFENSE - 2.4%
5,000	HEICO Corp.	$302,000
26,953	Kratos Defense & Security Solutions, Inc. *	135,304
		437,304
	APPAREL - 1.4%
110,000	Quiksilver, Inc. *	243,100

	BANKS - 5.0%
3,500	Independent Bank Group, Inc.	136,710
55,000	KeyCorp	764,500
		901,210
	BIOTECHNOLOGY - 9.7%
12,000	Ligand Pharmaceuticals, Inc. *	638,520
186,000	Novavax, Inc. *	1,102,980
		1,741,500
	CHEMICALS - 3.9%
15,000	OMNOVA Solutions, Inc. *	122,100
15,000	PolyOne Corp.	568,650
		690,750
	COMMERCIAL SERVICES - 2.1%
15,000	Hertz Global Holdings, Inc. *	374,100

	DISTRIBUTION/WHOLESALE - 3.9%
14,700	Fastenal Co.	699,132

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
10,000	JMP Group, Inc.	76,200

	ENGINEERING & CONSTRUCTION - 2.6%
25,000	Aegion Corp. *	465,250

	ENVIRONMENTAL CONTROL - 0.4%
4,517	Cypress Energy Partners LP	64,593

	HEALTHCARE-PRODUCTS - 2.1%
25,000	Endologix, Inc. *	382,250

	INVESTMENT COMPANIES - 0.2%
2,000	TriplePoint Venture Growth BDC Corp.	29,700

	IRON/STEEL - 2.3%
70,000	AK Steel Holding Corp. *	415,800

	LEISURE TIME - 2.7%
22,800	Interval Leisure Group, Inc.	476,292

	MACHINERY-DIVERSIFIED - 2.0%
7,250	DXP Enterprises, Inc. *	366,342

	METAL FABRICATE/HARDWARE - 2.0%
27,500	Global Brass & Copper Holdings, Inc.	361,900

The accompanying notes are an integral part of these financial statements.

36

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 84.0% (Continued)
	MINING - 0.8%
13,000	Ring Energy, Inc. *	$136,500

	MISCELLANEOUS MANUFACTURING - 2.0%
20,000	Myers Industries, Inc.	352,000

	OIL & GAS - 9.5%
11,000	Antero Midstream Partners LP *	302,500
21,500	Atlas Resource Partners LP	230,050
15,000	Chesapeake Energy Corp.	293,550
40,000	Comstock Resources, Inc.	272,400
34,550	EP Energy Corp. - Cl. A *	360,702
9,000	Rex Energy Corp. *	45,900
35,000	Seventy Seven Energy, Inc. *	189,350
		1,694,452
	PACKAGING & CONTAINERS - 1.8%
7,500	Sealed Air Corp.	318,225

	PHARMACEUTICALS - 6.7%
105,918	OPKO Health, Inc. *	1,058,121
5,500	Vital Therapies, Inc. *	137,115
		1,195,236
	PIPELINES - 1.8%
8,000	Shell Midstream Partners LP *	327,840

	REAL ESTATE - 0.5%
1,500	Consolidated-Tomoka Land Co.	83,700

	RETAIL - 5.8%
11,000	Dick’s Sporting Goods, Inc.	546,150
20,000	Michaels Cos., Inc. *	494,600
		1,040,750
	SOFTWARE - 5.9%
40,000	Allscripts Healthcare Solutions, Inc. *	510,800
48,500	Rally Software Development Corp. *	551,445
		1,062,245
	TELECOMMUNICATIONS - 6.1%
25,000	Comverse, Inc. *	469,500
225,000	Globalstar, Inc. *	618,750
		1,088,250

	TOTAL COMMON STOCK (Cost - $15,786,369)	15,024,621

	SHORT-TERM INVESTMENTS - 6.8%
	MUTUAL FUNDS - 4.6%
825,338	Fidelity Institutional Money Market Portfolio, Class I, 0.11% ** (Cost - $825,338)	825,338

Principal
	UNITED STATES TREASURY SECURITY - 2.2%
$400,000	United States Treasury Bill, 0.75%, due 6/25/15 (Cost - $399,881)	399,881

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,225,219)	1,225,219

	TOTAL INVESTMENTS - 90.8% (Cost - $17,011,588) (b)	$16,249,840
	OTHER ASSETS LESS LIABILITIES - 9.2%	1,640,762
	NET ASSETS - 100.0%	$17,890,602

The accompanying notes are an integral part of these financial statements.

37

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK SOLD SHORT - (69.6)% *
	AIRLINES - (18.2)%
12,000	American Airlines Group, Inc.	$643,560
13,000	Delta Air Lines, Inc.	639,470
40,000	JetBlue Airways Corp.	634,400
20,000	United Continental Holdings, Inc.	1,337,800
		3,255,230
	AUTO MANUFACTURERS - (4.9)%
3,967	Tesla Motors, Inc.	882,300

	CHEMICALS - (3.9)%
50,000	Intrepid Potash, Inc.	694,000

	ELECTRONICS - (4.4)%
105,000	TTM Technologies, Inc.	790,650

	ENGINEERING & CONSTRUCTION - (4.8)%
90,000	Layne Christensen Co.	858,600

	ENTERTAINMENT - (4.5)%
45,000	SeaWorld Entertainment, Inc.	805,500

	INTERNET - (13.0)%
2,950	Amazon.com, Inc.	915,533
18,500	Cogent Communications Holdings, Inc.	654,715
21,000	Twitter, Inc.	753,270
		2,323,518
	MACHINERY-DIVERSIFIED - (1.6)%
14,500	Twin Disc, Inc.	287,970

	MINING - (1.5)%
95,000	Hecla Mining Co.	265,050

	OIL & GAS - (1.5)%
30,000	Cobalt International Energy, Inc.	266,700

	RETAIL - (1.0)%
70,000	New York & Co., Inc.	184,800

	SOFTWARE - (10.3)%
32,500	MedAssets, Inc.	642,200
447,610	Zynga, Inc. - Cl. A	1,190,643
		1,832,843

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $12,223,590) (b)	12,447,161

The accompanying notes are an integral part of these financial statements.

38

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

		Expiration Date -
Contracts (a)		Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.1)% *
340	GoPro, Inc. Cl. A	01/17/2015 - $75.00	$13,600
	TOTAL CALL OPTION WRITTEN - (Premiums Received - $351,439) (b)		$13,600

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

LP - Limited Partnership

(a)	Each contract is equivalent to 100 shares of common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short is $4,763,496 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,334,522
Unrealized depreciation:	(2,295,339)
Net unrealized depreciation:	$(960,817)

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Sold Short Percentage		Long Percentage
United States	(69.6)%		84.0%
Total Equity Holdings	(69.6)%	Total Equity Holdings	84.0%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

39

CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 99.8%
	AUTO MANUFACTURERS - 4.1%
482	Navistar International Corp. *	$16,137

	AUTO PARTS & EQUIPMENT - 2.3%
574	Federal-Mogul Holdings Corp. *	9,236

	BUILDING MATERIALS - 3.2%
446	USG Corp. *	12,484

	CHEMICALS - 10.8%
110	Air Products & Chemicals, Inc.	15,865
140	EI du Pont de Nemours & Co.	10,352
700	Platform Specialty Products Corp. *	16,254
		42,471
	COMMERCIAL SERVICES - 7.2%
700	Hertz Global Holdings, Inc. *	17,458
254	Sotheby’s	10,968
		28,426
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
199	AerCap Holdings NV *	7,725

	FOOD - 2.5%
1,028	SUPERVALU, Inc. *	9,972

	HEALTHCARE-PRODUCTS - 4.1%
600	Hologic, Inc. *	16,044

	HEALTHCARE-SERVICES - 2.8%
145	DaVita HealthCare Partners, Inc. *	10,982

	HOME BUILDERS - 4.1%
1,968	Green Brick Partners, Inc. *	16,138

	INSURANCE - 2.7%
242	Willis Group Holdings PLC	10,844

	INTERNET - 3.3%
57	Equinix, Inc.	12,924

	MEDIA - 4.4%
540	Gannett Co., Inc.	17,242

	OIL & GAS - 7.0%
449	Chesapeake Energy Corp.	8,787
254	CVR Energy, Inc.	9,832
121	Hess Corp.	8,932
		27,551
	PHARMACEUTICALS - 8.4%
118	Valeant Pharmaceuticals International, Inc. *	16,887
380	Zoetis, Inc. - Cl. A	16,351
		33,238

The accompanying notes are an integral part of these financial statements.

40

CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 99.8% (Continued)
	PRIVATE EQUITY - 2.6%
112	Icahn Enterprises LP	$10,357

	RETAIL - 14.7%
211	Darden Restaurants, Inc.	12,371
1,918	Office Depot, Inc. *	16,447
673	Regis Corp. *	11,279
1,000	Staples, Inc.	18,120
		58,217
	SEMICONDUCTORS - 6.5%
925	Marvell Technology Group Ltd.	13,412
625	SunEdison, Inc. *	12,194
		25,606
	SOFTWARE - 2.8%
398	Take-Two Interactive Software, Inc. *	11,156

	TRANSPORTATION - 4.4%
90	Canadian Pacific Railway Ltd.	17,342

	TOTAL COMMON STOCK (Cost - $381,625)	394,092

	TOTAL INVESTMENTS - 99.8% (Cost - $381,625) (a)	$394,092
	OTHER ASSETS LESS LIABILITIES - 0.2%	641
	NET ASSETS - 100.0%	$394,733

LP - Limited Partnership

PLC - Public Liability Company

*	Non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $381,625 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$28,948
Unrealized depreciation:	(16,481)
Net unrealized appreciation:	$12,467

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Bermuda	3.4%
Britain	2.7%
Netherlands	1.9%
United States	91.8%
Total Equity Holdings	99.8%

Percentages in the above table are based on net assets of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

41

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 87.2%
	BANKS - 8.2%
$26,000	Citigroup, Inc.	2.550	4/8/2019	$26,208
23,000	JPMorgan Chase & Co.	2.350	1/28/2019	23,132
				49,340
	BIOTECHNOLOGY - 8.5%
22,000	Amgen, Inc.	5.700	2/1/2019	24,736
26,000	Celgene Corp.	2.250	5/15/2019	25,817
				50,553
	COMMERCIAL SERVICES - 13.6%
26,000	ADT Corp	4.125	4/15/2019	25,935
30,000	Hertz Corp	4.250	4/1/2018	29,850
25,000	Western Union Co.	3.350	5/22/2019	25,599
				81,384
	COMPUTERS - 4.2%
25,000	Hewlett-Packard Co.	2.750	1/14/2019	25,253

	COSMETICS/PERSONAL CARE - 4.0%
24,000	Avon Products, Inc.	5.750	3/1/2018	23,820

	DIVERSIFIED FINANCIAL SERVICES - 10.7%
10,000	Aircastle Ltd.	6.750	4/15/2017	10,650
10,000	Ally Financial, Inc.	4.750	9/10/2018	10,350
43,000	Icahn Enterprises LP	3.500	3/15/2017	43,000
				64,000
	ELECTRONICS - 4.3%
25,000	Kemet Corp.	10.500	5/1/2018	25,625

	HEALTHCARE-PRODUCTS - 8.4%
50,000	Boston Scientific Corp.	2.650	10/1/2018	50,059

	MISCELLANEOUS MANUFACTURING - 1.8%
10,000	Harsco Corp.	5.750	5/15/2018	10,500

	OFFICE/BUSINESS EQUIPMENT - 6.2%
35,000	Pitney Bowes, Inc.	4.750	5/15/2018	37,114

	OIL & GAS - 4.4%
10,000	Chesapeake Energy Corp.	6.500	8/15/2017	10,700
26,000	Swift Energy Co.	7.125	6/1/2017	15,340
				26,040
	OIL & GAS SERVICES - 6.2%
26,000	ION Geophysical Corp.	8.125	5/15/2018	21,775
25,000	Nuverra Environmental Solutions, Inc.	9.875	4/15/2018	15,469
				37,244
	PHARMACEUTICALS - 6.7%
21,000	Merck Sharp & Dohme Corp.	5.000	6/30/2019	23,707
16,000	Valeant Pharmaceuticals International	6.875	12/1/2018	16,504
				40,211

	TOTAL CORPORATE BONDS (Cost - $555,537)			521,143

The accompanying notes are an integral part of these financial statements.

42

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 12.5%
75,086	Fidelity Institutional Money Market Portfolio, Class I, 0.11% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $75,086)	$75,086

	TOTAL INVESTMENTS - 99.7% (Cost - $630,623) (a)	$596,229
	OTHER ASSETS LESS LIABILITIES - 0.3%	1,638
	NET ASSETS - 100.0%	$597,867

LP - Limited Partnership

*	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $630,623 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$35
Unrealized depreciation:	(34,429)
Net unrealized depreciation:	$(34,394)

As of December 31, 2014, the Fund’s bond holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Bermuda	1.8%
United States	85.4%
Total Bond Holdings	87.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

43

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 113.5%
	AGRICULTURE - 3.9%
7,500	Lorillard, Inc. ^	$472,050

	BANKS - 1.7%
25,032	Banco Santander SA ^	208,517

	BIOTECHNOLOGY - 6.2%
6,250	Celldex Therapeutics, Inc. *^	114,062
5,000	Cubist Pharmaceuticals, Inc. *^	503,250
10,000	Theravance, Inc.	141,500
		758,812
	CHEMICALS - 9.7%
15,000	Rockwood Holdings, Inc. ^	1,182,000

	COMMERCIAL SERVICES - 0.3%
10,000	Civeo Corp.	41,100

	COMPUTERS - 0.9%
10,000	BlackBerry Ltd. *	109,800
50,000	StorageNetworks, Inc. *#	—
		109,800
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
1	Blackhawk Network Holdings, Inc. *	38
9,548	SWS Group, Inc. *	65,977
		66,015
	ENERGY-ALTERNATE SOURCES - 1.2%
95,000	Lightbridge Corp. *^	147,250

	FOOD - 7.2%
25,000	Safeway, Inc. ^	878,000

	HEALTHCARE-PRODUCTS - 9.4%
40,000	American Medical Alert Corp. *#	40
10,000	Smith & Nephew PLC	367,400
15,000	Tornier NV *^	382,500
14,828	Wright Medical Group, Inc. *^	398,428
		1,148,368
	HOLDING COMPANIES-DIVERSIFIED - 2.3%
7,190	Restaurant Brands International, Inc. *	280,698

	INSURANCE - 4.1%
11,400	Aspen Insurance Holdings Ltd.	498,978

	MEDIA - 22.8%
10,000	CBS Corp.	553,400
6,250	DIRECTV *^	541,875
15,000	Media General, Inc. *^	250,950
9,500	Time Warner Cable, Inc. ^	1,444,570
		2,790,795
	MINING - 1.7%
35,000	Acacia Mining PLC	139,386
300,000	Crocodile Gold Corp. *	37,571
75,000	IC Potash Corp. *	16,194
67,000	US Silver & Gold, Inc. *	20,254
		213,405

The accompanying notes are an integral part of these financial statements.

44

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 113.5% (Continued)
	OIL & GAS - 2.7%
800	California Resources Corp. *	$4,408
7,500	Cobalt International Energy, Inc. *^	66,675
717,345	Dejour Energy, Inc. *	129,050
65,000	Gulf Coast Ultra Deep Royalty Trust *	82,550
50,000	Ithaca Energy, Inc. *	51,391
		334,074
	OIL & GAS SERVICES - 1.6%
5,000	Halliburton Co.	196,650

	PHARMACEUTICALS - 14.2%
2,500	AbbVie, Inc.	163,600
1,500	Allergan, Inc. ^	318,885
17,745	Auxilium Pharmaceuticals, Inc. *^	610,162
25,000	Avanir Pharmaceuticals, Inc. *^	423,750
5,000	Zoetis, Inc. - Cl. A	215,150
		1,731,547
	REITS - 7.0%
12,222	Aviv REIT, Inc. ^	421,415
20,900	Partners Real Estate Investment Trust	65,730
30,762	Spirit Realty Capital, Inc. ^	365,759
		852,904
	RETAIL - 4.8%
7,500	Family Dollar Stores, Inc. ^	594,075

	SEMICONDUCTORS - 4.3%
13,100	International Rectifier Corp. *^	522,690

	SOFTWARE - 0.0%
0	Sphere 3D Corp. *	1

	TELECOMMUNICATIONS - 5.5%
8,504	Loral Space & Communications, Inc. *^	669,350

	TRANSPORTATION - 1.5%
291,540	Horizon Lines, Inc. - Cl. A *	183,991

	TOTAL COMMON STOCK (Cost - $14,434,060)	13,881,070

	STOCK RIGHTS - 1.9%
	BIOTECHNOLOGY - 0.0%
20,000	Cubist Pharmaceuticals, Inc. *	800

	PHARMACEUTICALS - 1.9%
300,000	Sanofi *	237,000

	TOTAL STOCK RIGHTS (Cost - $272,521)	237,800

	EXCHANGE TRADED FUNDS - 1.0%
	EQUITY FUND - 1.0%
4,750	ProShares Ultra VIX Short-Term Futures ETF *	119,463
	TOTAL EXCHANGE TRADED FUNDS (Cost - $120,041)	119,463

The accompanying notes are an integral part of these financial statements.

45

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares			Value
	PREFERRED STOCK - 9.2%
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
10,000	Ladenburg Thalmann Financial Services, Inc., 8.00% ^		$244,700
15,000	Navient Corp., 6.00% ^		324,750
			569,450
	INSURANCE - 1.5%
2,300	Endurance Specialty Holdings Ltd., 7.75%		60,490
5,100	PartnerRe Ltd., 5.875% ^		125,970
			186,460
	OIL & GAS - 0.0%
300	Legacy Reserves LP, 8.00%		5,343

	REITS - 1.0%
5,300	American Realty Capital Properties, Inc., 6.70% ^		121,105

	TRANSPORTATION - 2.0%
5,420	Costamare, Inc., 7.625% ^		131,977
4,500	Seaspan Corp., 8.25%		114,390
			246,367

	TOTAL PREFERRED STOCK (Cost - $1,088,106)		1,128,725

		Expiration Date -
		Exercise Price
	WARRANTS - 2.6%
	PIPELINES - 2.6%
75,000	Kinder Morgan, Inc. *^	05/25/2017 - $40.00	319,500
	TOTAL WARRANTS (Cost - $213,014)		319,500

Contracts (a)
	PURCHASED OPTIONS - 1.9%*
	PUT OPTIONS PURCHASED - 1.7%
148	BreitBurn Energy Partners LP	01/17/2015 - $20.00	201,576
50	Transocean Ltd.	01/17/2015 - $16.00	1,550
	TOTAL PUT OPTIONS PURCHASED - (Cost - $14,616)		203,126

	CALL OPTIONS PURCHASED - 0.2%
200	Cobalt International, Inc.	04/17/2015 - $15.00	5,000
75	Gannett Co., Inc.	01/17/2015 - $30.00	19,050
55	Noble Corp.	01/17/2015 - $33.00	165
	TOTAL CALL OPTIONS PURCHASED - (Cost - $45,814)		24,215

	TOTAL PURCHASED OPTIONS (Cost - $60,430)		227,341

Shares
	SHORT-TERM INVESTMENTS - 9.0%
1,101,278	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,101,278)		1,101,278

	TOTAL INVESTMENTS - 139.1% (Cost - $17,289,450)		$17,015,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.1)%		(4,783,736)
	NET ASSETS - 100.0%		$12,231,441

	SECURITIES SOLD SHORT - (45.4)%*
	COMMON STOCK - (30.6)%
	CHEMICALS - (3.5)%
7,204	Albemarle Corp.		433,176

The accompanying notes are an integral part of these financial statements.

46

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	SECURITIES SOLD SHORT - (45.4)% (Continued)
	COMMON STOCK - (30.6)%
	HEALTHCARE-PRODUCTS - (6.5)%
11,000	Medtronic, Inc.	$794,200

	MEDIA - (13.0)%
27,500	Comcast Corp.	1,595,275

	PHARMACEUTICALS - (3.2)%
300	Actavis PLC	77,223
4,330	Endo International PLC	312,280
		389,503
	PIPELINES - (0.9)%
2,500	Kinder Morgan, Inc.	105,775

	REITS - (3.5)%
11,000	Omega Healthcare Investors, Inc.	429,770

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $3,454,019)	3,747,699

	EXCHANGE TRADED FUNDS SOLD SHORT - (14.8)%
	EQUITY FUNDS - (14.8)%
3,500	iShares US Real Estate ETF	268,940
7,500	SPDR S&P 500 ETF Trust	1,541,250
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT - (Proceeds - $1,765,507)	1,810,190

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,219,526) (b)	5,557,889

The accompanying notes are an integral part of these financial statements.

47

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

		Expiration Date -
Contracts (a)		Exercise Price
	OPTIONS WRITTEN - (3.9)%*
	PUT OPTIONS WRITTEN - (3.6)%
25	Cubist Pharmaceuticals, Inc.	01/17/2015 - $95.00	1,000
55	Noble Corp.	01/17/2015 - $23.00	30,800
300	Qr Energy LP	02/20/2015 - $20.00	405,000
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $53,394)		436,800

	CALL OPTIONS WRITTEN - (0.3)%
50	Comcast Corp.	01/17/2015 - $50.00	40,000
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $31,198)		40,000

	TOTAL OPTIONS WRITTEN - (Premiums Received - $84,592) (b)		$476,800

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

PLC - Public Liability Company.

LP - Limited Partnership.

LLC - Limited Liablilty Company.

^	All or a portion of this security is segregated as collateral for options written and securities sold short.

(a)	Each contract is equivalent to 100 shares of common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $11,985,332 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$837,936
Unrealized depreciation:	(1,842,780)
Net unrealized depreciation:	$(1,004,844)

As of December 31, 2014, the Fund’s equity, exchange traded funds, preferred stock, stock rights and warrants holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Sold Short Percentage		Long Percentage
Bermuda	0.0%		4.6%
Britain	0.0%		4.5%
Canada	0.0%		5.4%
France	0.0%		1.9%
Ireland	(2.6)%		0.0%
Netherlands	0.0%		3.1%
Spain	0.0%		1.7%
United States	(57.6)%		107.0%
Total	(60.2)%	Total	128.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

48

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

		Expiration Date -
Contracts (a)		Exercise Price	Value
	PURCHASED OPTIONS - 1.8% *
	PUT OPTIONS PURCHASED - 0.7%
1,000	S&P 500 Index Future	02/20/2015 - $1,640	$837,500
6,000	S&P 500 Index Future	01/16/2015 - $1,350	75,000
1,000	S&P 500 Index Future	01/16/2015 - $1,425	25,000
1,104	S&P 500 Index Future	03/20/2015 - $1,425	648,600
40	S&P 500 Index Future	03/20/2015 - $1,525	39,500
1,000	S&P 500 Index Future	03/20/2015 - $1,550	1,112,500
1,000	S&P 500 Index Future	03/20/2015 - $1,500	862,500
	TOTAL PUT OPTIONS PURCHASED - (Cost - $6,574,255)		3,600,600

	CALL OPTIONS PURCHASED - 1.1%
1,000	S&P 500 Index Future	12/31/2014 - $2,075	12,500
1,000	S&P 500 Index Future	12/31/2014 - $2,120	12,500
3,900	S&P 500 Index Future	12/31/2014 - $2,150	48,750
6,900	S&P 500 Index Future	12/31/2014 - $2,175	86,250
750	S&P 500 Index Future	02/20/2015 - $2,225	140,625
3,000	S&P 500 Index Future	02/20/2015 - $2,250	300,000
1,750	S&P 500 Index Future	02/20/2015 - $2,275	131,250
2,000	S&P 500 Index Future	01/16/2015 - $2,100	2,450,000
850	S&P 500 Index Future	01/16/2015 - $2,125	286,875
7,850	S&P 500 Index Future	01/16/2015 - $2,200	392,500
2,200	S&P 500 Index Future	01/16/2015 - $2,250	82,500
2,000	S&P 500 Index Future	03/20/2015 - $2,225	1,500,000
	TOTAL CALL OPTIONS PURCHASED - (Cost - $15,020,938)		5,443,750

	TOTAL PURCHASED OPTIONS (Cost - $21,595,193)		9,044,350
Shares
	SHORT-TERM INVESTMENTS - 73.3%
376,132,116	Fidelity Institutional Money Market Portfolio, Class I, 0.11% ** (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $376,132,116)		376,132,116

	TOTAL INVESTMENTS - 75.1% (Cost - $397,727,309) (c)		$385,176,466
	OTHER ASSETS LESS LIABILITIES - 24.9%		128,161,162
	NET ASSETS - 100.0%		$513,337,628

The accompanying notes are an integral part of these financial statements.

49

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

		Expiration Date -
Contracts (a)		Exercise Price	Value
	WRITTEN OPTIONS - (5.8%) *
	PUT OPTIONS WRITTEN - (0.6%)
1,000	S&P 500 Index Future	01/16/2015 - $1,900	$1,112,500
1,000	S&P 500 Index Future	01/16/2015 - $1,875	912,500
1,000	S&P 500 Index Future	01/16/2015 - $1,850	750,000
40	S&P 500 Index Future	01/16/2015 - $1,825	24,500
1,104	S&P 500 Index Future	01/16/2015 - $1,775	483,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $4,313,500)		3,282,500

	CALL OPTIONS WRITTEN - (5.2%)
2,000	S&P 500 Index Future	12/31/2014 - $2,140	25,000
1,650	S&P 500 Index Future	12/31/2014 - $2,110	20,625
350	S&P 500 Index Future	12/31/2014 - $2,105	4,375
1,500	S&P 500 Index Future	01/16/2015 - $2,155	187,500
9,700	S&P 500 Index Future	01/16/2015 - $2,150	1,333,750
1,500	S&P 500 Index Future	02/20/2015 - $2,250	150,000
1,485	S&P 500 Index Future	02/20/2015 - $2,140	3,118,500
1,515	S&P 500 Index Future	02/20/2015 - $2,130	4,090,500
6,000	S&P 500 Index Future	03/20/2015 - $2,275	1,575,000
1,000	S&P 500 Index Future	03/20/2015 - $2,150	3,650,000
2,600	S&P 500 Index Future	03/20/2015 - $2,145	10,465,000
400	S&P 500 Index Future	03/20/2015 - $2,130	2,100,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $37,682,500)		26,720,250

	TOTAL WRITTEN OPTIONS (Premiums Received - $41,996,000) (c)		$30,002,750

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

(a)	Each contract is equivalent to one futures contract.

(b)	All or a portion of this security is segregated as collateral for options written.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $355,173,716 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

The accompanying notes are an integral part of these financial statements.

50

CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 60.2%
	AEROSPACE/DEFENSE - 1.7%
300	Boeing Co.^	$38,994

	AGRICULTURE - 3.8%
1,041	Philip Morris International, Inc. ^	84,789

	COMMERCIAL SERVICES - 1.7%
2,200	Western Union Co. ^	39,402

	COSMETICS/PERSONAL CARE - 2.1%
530	Procter & Gamble Co. ^	48,278

	ELECTRIC - 0.3%
150	Brookfield Infrastructure Partners LP	6,280

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
630	Emerson Electric Co. ^	38,890

	ENTERTAINMENT - 2.2%
2,600	International Game Technology	44,850
130	Six Flags Entertainment Corp.	5,609
		50,459
	FOOD - 1.7%
960	Unilever PLC - ADR	38,861

	GAS - 0.8%
100	AmeriGas Partners LP	4,792
300	NiSource, Inc.	12,726
		17,518
	INVESTMENT COMPANIES - 11.1%
500	American Capital Senior Floating Ltd.	6,055
2,766	Ares Capital Corp.	43,163
1,215	FS Investment Corp.	12,065
650	Golub Capital BDC, Inc.	11,655
2,168	Hercules Technology Growth Capital, Inc.	32,260
3,240	New Mountain Finance Corp.	48,406
1,886	TCP Capital Corp.	31,647
1,050	TPG Specialty Lending, Inc.	17,661
1,164	Triangle Capital Corp.	23,617
1,309	TriplePoint Venture Growth BDC Corp.	19,439
500	WhiteHorse Finance, Inc.	5,775
		251,743
	MISCELLANEOUS MANUFACTURING - 1.7%
1,500	General Electric Co. ^	37,905

	OIL & GAS - 0.7%
310	Sunoco LP	15,429

	OIL & GAS SERVICES - 1.2%
190	Targa Resources Corp.	20,149
200	Western Refining Logistics LP	6,100
		26,249

The accompanying notes are an integral part of these financial statements.

51

CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 60.2% (Continued)
	PHARMACEUTICALS - 3.4%
1,270	GlaxoSmithKline PLC - ADR	$54,280
720	Pfizer, Inc.	22,428
		76,708
	PIPELINES - 11.5%
195	DCP Midstream Partners LP	8,859
416	Energy Transfer Equity LP	23,870
285	EnLink Midstream LLC	10,135
600	EnLink Midstream Partners LP	17,406
227	Enterprise Products Partners LP	8,199
60	EQT Midstream Partners LP	5,280
1,062	Kinder Morgan, Inc. ^	44,930
333	Magellan Midstream Partners LP	27,526
203	MarkWest Energy Partners LP	13,640
430	ONEOK, Inc.	21,410
429	Plains All American Pipeline LP	22,016
500	Plains GP Holdings LP	12,840
85	Regency Energy Partners LP	2,040
26	SemGroup Corp.	1,778
495	Spectra Energy Corp.	17,968
115	Tallgrass Energy Partners LP	5,141
384	Williams Cos., Inc.	17,257
		260,295
	PRIVATE EQUITY - 0.2%
105	Blackstone Group LP ^	3,552

	REAL ESTATE - 0.1%
16	WP Carey, Inc.	1,122

	REITS - 8.6%
180	Blackstone Mortgage Trust, Inc.	5,245
344	Brixmor Property Group, Inc.	8,545
3,000	CorEnergy Infrastructure Trust, Inc.	19,440
5	Essex Property Trust, Inc.	1,033
420	HCP, Inc.	18,493
300	Health Care REIT, Inc. ^	22,701
160	Hospitality Properties Trust	4,960
325	Kimco Realty Corp.	8,170
205	LaSalle Hotel Properties	8,296
190	Pebblebrook Hotel Trust	8,670
195	Prologis, Inc.	8,391
249	Realty Income Corp.	11,880
450	RLJ Lodging Trust	15,088
220	Senior Housing Properties Trust	4,864
7	Simon Property Group, Inc.	1,275
300	Starwood Property Trust, Inc.	6,972
330	Ventas, Inc.	23,661
450	Weyerhaeuser Co. ^	16,150
		193,834
	RETAIL - 1.7%
420	McDonald’s Corp. ^	39,354

	SAVINGS & LOANS - 1.3%
2,000	People’s United Financial, Inc.	30,360

The accompanying notes are an integral part of these financial statements.

52

CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 60.2% (Continued)
	TELECOMMUNICATIONS - 1.9%
1,100	AT&T, Inc. ^	$36,949
120	CenturyLink, Inc.	4,750
		41,699
	TRANSPORTATION - 0.8%
100	Golar LNG Ltd.	3,647
200	Golar LNG Partners LP	6,230
300	Teekay Offshore Partners LP	8,037
		17,914

	TOTAL COMMON STOCK (Cost - $1,383,277)	1,359,635

	MUTUAL FUNDS - 24.4%
	CLOSED-END FUNDS - 24.4%
370	CBRE Clarion Global Real Estate Income Fund	3,326
405	Center Coast MLP & Infrastructure Fund	7,189
372	ClearBridge Energy MLP Opportunity Fund, Inc.	8,783
2,400	Dreyfus Strategic Municipals, Inc.	19,656
790	Federated Premier Intermediate Municipal Income Fund	10,080
1,005	First Trust New Opportunities MLP & Energy Fund	18,000
5,685	Invesco Trust for Investment Grade New York Municipals	77,714
1,215	Nuveen All Cap Energy MLP Opportunities Fund	18,529
1,300	Pacholder High Yield Fund, Inc.	9,516
900	Adams Express Co.	12,312
1,700	AllianceBernstein Global High Income Fund, Inc.	21,131
500	BlackRock Limited Duration Income Trust	7,860
800	BlackRock MuniVest Fund II, Inc.	12,480
865	BlackRock New Jersey Municipal Bond Trust	13,036
760	BlackRock New York Municipal Bond Trust	10,845
560	ClearBridge Energy MLP Fund, Inc.	15,456
509	ClearBridge Energy MLP Total Return Fund, Inc.	10,888
6,460	Dreyfus Strategic Municipal Bond Fund, Inc.	51,422
1,015	Duff & Phelps Select Energy MLP Fund, Inc.	14,382
800	Eaton Vance New Jersey Municipal Income Trust	9,832
1,100	Eaton Vance New York Municipal Bond Fund II	13,189
3,040	Federated Premier Municipal Income Fund	44,080
94	Fiduciary/Claymore MLP Opportunity Fund	2,456
120	F irst Trust Energy Income and Growth Fund	4,380
2,100	Invesco Municipal Income Opportunities Trust	14,658
28	Kayne Anderson MLP Investment Co.	1,069
2,500	Liberty All Star Growth Fund, Inc.	12,900
2,830	Nuveen Ohio Quality Income Municipal Fund	43,384
1,210	Nuveen Real Estate Income Fund	13,915
600	Nuveen Tax-Advantaged Total Return Strategy Fund	7,992
225	PIMCO Municipal Income Fund III	2,497
900	PIMCO New York Municipal Income Fund	10,350
550	Pioneer Diversified High Income Trust	9,762
239	Tortoise Energy Infrastructure Corp.	10,461
289	Tortoise MLP Fund, Inc.	8,072
	TOTAL MUTUAL FUNDS (Cost - $556,033)	551,602

The accompanying notes are an integral part of these financial statements.

53

CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 14.2%
	EQUITY FUNDS - 14.2%
3,000	iShares Mortgage Real Estate Capped ETF	$35,130
800	iShares US Real Estate ETF ^	61,472
1,054	PowerShares Buyback Achievers Portfolio	50,645
370	TrimTabs Float Shrink ETF	20,487
2,370	Utilities Select Sector SPDR Fund ^	111,911
500	Vanguard REIT ETF ^	40,500
	TOTAL EQUITY FUNDS - (Cost - $314,036)	320,145

	TOTAL EXCHANGE TRADED FUNDS (Cost - $314,036)	320,145

	SHORT-TERM INVESTMENTS - 22.2%
502,796	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $502,796)	502,796

	TOTAL INVESTMENTS - 121.0% (Cost - $2,756,142) (b)	$2,734,178
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.0)%	(474,079)
	NET ASSETS - 100.0%	$2,260,099

	EXCHANGE TRADED FUNDS SOLD SHORT - (5.5)%
	EQUITY FUNDS - (3.1)%
1,500	JPMorgan Alerian MLP Index ETN	$68,925

	DEBT FUNDS - (2.4)%
500	iShares National AMT-Free Muni Bond ETF	55,170

	TOTAL EXCHANGED TRADED FUNDS SOLD SHORT - (Proceeds - $120,862) (b)	124,095

The accompanying notes are an integral part of these financial statements.

54

CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

		Expiration Date -
Contracts (a)		Exercise Price
	CALL OPTIONS WRITTEN - (0.4)%*
11	AT&T, Inc.	03/20/2015 - $35.00	418
1	Blackstone Group LP	01/17/2015 - $36.00	5
3	Boeing Co.	03/20/2015 - $135.00	744
6	Emerson Electric Co.	03/20/2015 - $65.00	540
15	General Electric Co.	03/20/2015 - $27.00	255
3	Health Care REIT, Inc.	03/20/2015 - $75.00	780
4	iShares US Real Estate ETF	03/20/2015 - $77.00	748
4	iShares US Real Estate ETF	03/20/2015 - $79.00	440
4	Kinder Morgan, Inc.	03/20/2015 - $42.50	572
4	McDonald’s Corp.	03/20/2015 - $97.50	668
1	Philip Morris International, Inc.	07/17/2015 - $87.50	4
4	Philip Morris International, Inc.	03/20/2015 - $87.50	220
4	Procter & Gamble Co.	03/20/2015 - $95.00	380
5	SPDR Utilities Select Sector	07/17/2015 - $46.00	765
6	SPDR Utilities Select Sector	03/20/2015 - $48.00	714
5	Vanguard REIT ETF	03/20/2015 - $82.00	975
22	Western Union Co.	05/15/2015 - $19.00	1,430
4	Weyerhaeuser Co.	04/17/2015 - $37.00	400
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $8,613) (b)		10,058

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

^	All or a portion of this security is segregated as collateral for call options written.

(a)	Each contract is equivalent to 100 shares of common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes including options written and short sales is $2,626,667 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$29,953
Unrealized depreciation:	(56,595)
Net unrealized depreciation:	$(26,642)

As of December 31, 2014, the Fund’s equity, mutual fund and exchange traded fund holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Short Percentage		Long Percentage
BERMUDA	—		1.1%
BRITAIN	—		4.1%
UNITED STATES	5.5%		93.6%
Total Short Holdings	5.5%	Total Long Holdings	98.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

55

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 98.5%
	AIRLINES - 5.6%
80,000	Southwest Airlines Co.	$3,385,600

	BANKS - 4.5%
68,000	Bank of New York Mellon Corp.	2,758,760

	BEVERAGES - 3.3%
15,000	Keurig Green Mountain, Inc.	1,985,925

	BIOTECHNOLOGY - 8.1%
24,000	Celgene Corp. *	2,684,640
12,000	Illumina, Inc. *	2,214,960
		4,899,600
	CHEMICALS - 4.8%
11,000	Sherwin-Williams Co.	2,893,440

	COMMERCIAL SERVICES - 2.2%
15,000	McGraw Hill Financial, Inc.	1,334,700

	COMPUTERS - 4.5%
25,000	Apple, Inc.	2,759,500

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
58,000	NASDAQ OMX Group, Inc.	2,781,680

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.8%
18,000	Energizer Holdings, Inc.	2,314,080

	FOOD - 3.4%
32,000	Kroger Co.	2,054,720

	HEALTHCARE-PRODUCTS - 2.7%
14,500	Teleflex, Inc.	1,664,890

	HEALTHCARE-SERVICES - 2.2%
10,570	Anthem, Inc.	1,328,332

	INSURANCE - 2.5%
13,000	ACE Ltd.	1,493,440

	PACKAGING & CONTAINERS - 2.8%
25,000	Ball Corp.	1,704,250

	PHARMACEUTICALS - 3.4%
8,120	Actavis PLC *	2,090,169

	REITS - 3.6%
70,000	UDR, Inc. - REIT	2,157,400

The accompanying notes are an integral part of these financial statements.

56

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	RETAIL - 14.1%
4,200	Chipotle Mexican Grill, Inc. - Cl. A *	$2,874,942
19,000	Costco Wholesale Corp.	2,693,250
38,000	Nordstrom, Inc.	3,016,820
		8,585,012
	SEMICONDUCTORS - 10.9%
22,000	Avago Technologies Ltd.	2,212,980
50,000	Intel Corp.	1,814,500
35,200	Skyworks Solutions, Inc.	2,559,392
		6,586,872
	SOFTWARE - 11.5%
26,660	Broadridge Financial Solutions, Inc.	1,231,159
28,000	NetEase, Inc. - ADR	2,775,920
64,000	Paychex, Inc.	2,954,880
		6,961,959

	TOTAL COMMON STOCK (Cost - $49,518,573)	59,740,329

	SHORT-TERM INVESTMENTS - 4.5%
2,735,458	Federated Treasury Obligations Fund, Institutional Class, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,735,458)	2,735,458

	TOTAL INVESTMENTS - 103.0% (Cost - $52,254,031)	$62,475,787
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(1,798,784)
	NET ASSETS - 100.0%	$60,677,003

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $52,254,031 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$10,454,636
Unrealized depreciation:	(232,880)
Net unrealized appreciation:	$10,221,756

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
China	4.6%
Singapore	3.6%
Switzerland	2.5%
United States	87.8%
Total Equity Holdings	98.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

57

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 98.4%
	AEROSPACE/DEFENSE - 9.7%
4,100	Boeing Co.	$532,918
3,850	L-3 Communications Holdings, Inc.	485,907
3,300	Northrop Grumman Corp.	486,387
		1,505,212
	AUTO PARTS & EQUIPMENT - 3.2%
4,700	WABCO Holdings, Inc. *	492,466

	BEVERAGES - 3.3%
11,500	Coca-Cola Enterprises, Inc.	508,530

	CHEMICALS - 6.6%
11,400	Dow Chemical Co.	519,954
5,750	Valspar Corp	497,260
		1,017,214
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
5,650	T Rowe Price Group, Inc.	485,109

	ELECTRONICS - 6.4%
8,750	Arrow Electronics, Inc. *	506,537
21,250	Corning, Inc.	487,263
		993,800
	ENTERTAINMENT - 3.2%
6,625	Madison Square Garden Co.*	498,597

	FOOD - 6.3%
5,800	Ingredion, Inc.	492,072
4,773	JM Smucker Co.	481,978
		974,050
	FOREST PRODUCTS & PAPER - 3.3%
7,500	Clearwater Paper Corp. *	514,125

	HOME FURNISHINGS - 3.2%
4,600	Harman International Industries, Inc.	490,866

	INSURANCE - 10.4%
10,250	Axis Capital Holdings Ltd.	523,672
33,500	CNO Financial Group, Inc.	576,870
3,000	Everest Re Group Ltd.	510,900
		1,611,442
	IRON/STEEL - 3.3%
10,317	Carpenter Technology Corp.	508,112

	MACHINERY-DIVERSIFIED - 3.5%
12,000	AGCO Corp.	542,400

	MISCELLANEOUS MANUFACTURING - 3.2%
7,500	Pentair PLC	498,150

	OIL & GAS - 3.5%
27,500	Chesapeake Energy Corp.	538,175

The accompanying notes are an integral part of these financial statements.

58

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	OIL & GAS SERVICES - 9.4%
21,300	Forum Energy Technologies, Inc. *	$441,549
8,750	Oceaneering International, Inc.	514,588
24,750	Superior Energy Services, Inc.	498,713
		1,454,850
	RETAIL - 6.7%
5,600	CVS Health Corp.	539,336
14,850	GameStop Corp. - Cl. A +	501,930
		1,041,266
	SOFTWARE - 3.6%
10,750	Solera Holdings, Inc.	550,185

	TELECOMMUNICATIONS - 3.6%
8,250	Motorola Solutions, Inc.	553,410

	TRANSPORTATION - 2.8%
11,750	Golar LNG Ltd.	428,523

	TOTAL COMMON STOCK (Cost - $15,380,820)	15,206,482

	SHORT-TERM INVESTMENTS - 4.7%
731,523	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $731,523)	731,523

	TOTAL INVESTMENTS - 103.1% (Cost - $16,112,343) (b)	$15,938,005
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(478,932)
	NET ASSETS - 100.0%	$15,459,073

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

+	All or a portion of the security, is out on loan at December 31, 2014. Total loaned securities had a value of $497,301 on December 31, 2014.

(a)	A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2014. Total collateral had a value of $507,247 on December 31, 2014.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,112,343 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$275,645
Unrealized depreciation:	(449,983)
Net unrealized depreciation:	$(174,338)

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Bermuda	9.5%
Britain	3.2%
United States	85.7%
Total Equity Holdings	98.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

59

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 101.4%
	AEROSPACE/DEFENSE - 3.2%
6,300	United Technologies Corp.	$724,500

	APPAREL - 3.3%
10,000	VF Corp.	749,000

	BANKS - 3.2%
12,950	Prosperity Bancshares, Inc.	716,912

	BIOTECHNOLOGY - 3.6%
5,105	Amgen, Inc.	813,175

	CHEMICALS - 3.1%
5,400	Praxair, Inc.	699,624

	COMPUTERS - 8.5%
8,400	Apple, Inc.	927,192
25,000	Hewlett-Packard Co.	1,003,250
		1,930,442
	DIVERSIFIED FINANCIAL SERVICES - 9.3%
1,950	BlackRock, Inc. - Cl. A	697,242
8,300	T Rowe Price Group, Inc.	712,638
2,640	Visa, Inc. - Cl. A	692,208
		2,102,088
	HEALTHCARE-PRODUCTS - 3.0%
9,250	Baxter International, Inc.	677,932

	HEALTHCARE-SERVICES - 4.8%
10,655	UnitedHealth Group, Inc.	1,077,114

	LODGING - 2.9%
11,300	Las Vegas Sands Corp.	657,208

	MACHINERY-DIVERSIFIED - 3.0%
7,680	Deere & Co.	679,450

	MEDIA - 6.8%
5,480	FactSet Research Systems, Inc.	771,310
9,000	Time Warner, Inc.	768,780
		1,540,090
	MISCELLANEOUS MANUFACTURING - 5.9%
9,000	Dover Corp.	645,480
10,200	Eaton Corp. PLC	693,192
		1,338,672
	OIL & GAS - 2.6%
5,200	Chevron Corp.	583,336

	PACKAGING & CONTAINERS - 3.2%
12,000	Rock-Tenn Co.	731,760

The accompanying notes are an integral part of these financial statements.

60

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 101.4% (Continued)
	PHARMACEUTICALS - 8.9%
13,950	Abbott Laboratories	$628,029
8,450	AbbVie, Inc.	552,968
8,458	Mallinckrodt PLC *	837,596
		2,018,593
	PIPELINES - 7.7%
21,360	Kinder Morgan, Inc.	903,742
18,600	Williams Cos., Inc.	835,884
		1,739,626
	REITS - 5.5%
8,500	Digital Realty Trust, Inc.	563,550
9,500	Ventas, Inc.	681,150
		1,244,700
	RETAIL - 3.2%
15,300	GNC Holdings, Inc. - Cl. A	718,488

	SEMICONDUCTORS - 3.1%
9,450	QUALCOMM, Inc.	702,418

	SOFTWARE - 3.3%
15,830	Microsoft Corp.	735,304

	TRANSPORTATION - 3.3%
20,875	CSX Corp.	756,301

	TOTAL COMMON STOCK (Cost - $17,058,133)	22,936,733

	SHORT-TERM INVESTMENTS - 0.3%
80,802	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $80,802)	80,802

	TOTAL INVESTMENTS - 101.7% (Cost - $17,138,935) (a)	$23,017,535
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(390,204)
	NET ASSETS - 100.0%	$22,627,331

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $17,138,935 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,355,978
Unrealized depreciation:	(477,378)
Net unrealized appreciation:	$5,878,600

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
United States	101.4%
Total Equity Holdings	101.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

61

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 75.7%
	AEROSPACE/DEFENSE - 1.7%
100	TransDigm Group, Inc.	$19,635

	APPAREL - 2.6%
400	Michael Kors Holdings Ltd. *	30,040

	BIOTECHNOLOGY - 8.3%
175	Alexion Pharmaceuticals, Inc. *	32,380
100	Biogen Idec, Inc. *	33,945
320	Gilead Sciences, Inc. *	30,163
		96,488
	COMMERCIAL SERVICES - 6.4%
200	FleetCor Technologies, Inc. *	29,742
500	TAL Education Group - ADR *	14,045
300	United Rentals, Inc. *	30,603
		74,390
	COMPUTERS - 2.7%
600	Cognizant Technology Solutions Corp. - Cl. A *	31,596

	DIVERSIFIED FINANCIAL SERVICES - 10.0%
1,200	Air Lease Corp. - Cl. A	41,172
100	BlackRock, Inc. - Cl. A	35,756
150	Visa, Inc. - Cl. A	39,330
		116,258
	INTERNET - 4.9%
150	Baidu, Inc. - ADR *	34,196
20	Priceline Group, Inc. *	22,804
		57,000
	LEISURE TIME - 2.6%
200	Polaris Industries, Inc.	30,248

	LODGING - 2.0%
400	Las Vegas Sands Corp.	23,264

	MISCELLANEOUS MANUFACTURING - 1.7%
700	Trinity Industries, Inc.	19,607

	OIL & GAS - 3.1%
1,000	Parsley Energy, Inc. - Cl. A *	15,960
1,000	Rice Energy, Inc. *	20,970
		36,930
	PHARMACEUTICALS - 12.3%
140	Actavis plc *	36,038
500	Akorn, Inc. *	18,100
400	Express Scripts Holding Co. *	33,868
200	Perrigo Co. PLC	33,432
150	Valeant Pharmaceuticals International, Inc. *	21,467
		142,905
	RETAIL - 3.3%
200	O’Reilly Automotive, Inc. *	38,524

The accompanying notes are an integral part of these financial statements.

62

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 75.7% (Continued)
	SEMICONDUCTORS - 10.8%
1,000	Micron Technology, Inc. *	$35,010
300	NXP Semiconductors NV *	22,920
420	QUALCOMM, Inc.	31,219
500	Skyworks Solutions, Inc.	36,355
		125,504
	TRANSPORTATION - 3.3%
500	Old Dominion Freight Line, Inc. *	38,820

	TOTAL COMMON STOCK (Cost - $847,977)	881,209

	SHORT-TERM INVESTMENTS - 15.9%
185,711	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $185,711)	185,711

	TOTAL INVESTMENTS - 91.6% (Cost - $1,033,688) (a)	$1,066,920
	OTHER ASSETS LESS LIABILITIES - 8.4%	98,011
	NET ASSETS - 100.0%	$1,164,931

ADR - American Depositary Receipt

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,033,688 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$77,924
Unrealized depreciation:	(44,692)
Net unrealized appreciation:	$33,232

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
China	4.1%
Hong Kong	2.6%
Ireland	2.9%
Netherlands	2.0%
United States	64.1%
Total Equity Holdings	75.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

63

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 104.7%
	AEROSPACE/DEFENSE - 3.4%
1,509	Lockheed Martin Corp.	$290,588

	AIRLINES - 11.3%
5,711	Alaska Air Group, Inc.	341,289
6,832	Delta Air Lines, Inc. ^	336,066
3,773	Spirit Airlines, Inc. *	285,163
		962,518
	AUTO PARTS & EQUIPMENT - 3.6%
2,888	WABCO Holdings, Inc. *	302,605

	BEVERAGES - 3.7%
2,912	Monster Beverage Corp. *	315,515

	BIOTECHNOLOGY - 5.9%
2,620	Gilead Sciences, Inc. *	246,961
7,502	Myriad Genetics, Inc. *	255,518
		502,479
	COMMERCIAL SERVICES - 14.2%
10,033	Apollo Education Group, Inc. *	342,226
3,586	Gartner, Inc. *	301,977
8,525	H&R Block, Inc.	287,122
2,890	Moody’s Corp.	276,891
		1,208,216
	COMPUTERS - 6.7%
2,641	Apple, Inc. ^	291,514
6,171	Syntel, Inc. *	277,572
		569,086
	FOOD - 3.2%
8,283	Pilgrim’s Pride Corp. *^	271,600

	HEALTHCARE-PRODUCTS - 7.3%
1,801	CR Bard, Inc.	300,083
2,475	Edwards Lifesciences Corp. *	315,265
		615,348
	HOME BUILDERS - 3.6%
14,272	PulteGroup, Inc.	306,277

	INTERNET - 6.7%
2,194	F5 Networks, Inc. *	286,240
4,888	VeriSign, Inc. *	278,616
		564,856
	RETAIL - 21.4%
522	AutoZone, Inc. *	323,175
4,173	Bed Bath & Beyond, Inc. *	317,857
7,997	Best Buy Co., Inc.	311,723
4,628	Dollar Tree, Inc. *	325,719
6,792	GameStop Corp. - Cl. A	229,570
3,833	PetSmart, Inc.	311,604
		1,819,648

The accompanying notes are an integral part of these financial statements.

64

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares			Value
	COMMON STOCK - 104.7% (Continued)
	SEMICONDUCTORS - 7.4%
8,510	Micron Technology, Inc. *		$297,935
4,543	Skyworks Solutions, Inc.		330,322
			628,257

	SOFTWARE - 6.3%
7,271	Aspen Technology, Inc. *		254,630
2,306	Dun & Bradstreet Corp		278,934
			533,564

	TOTAL COMMON STOCK (Cost - $8,220,870)		8,890,557

		Expiration Date -
Contracts (a)		Exercise Price
	PUT OPTIONS PURCHASED - 1.4% *
80	S&P 500 Index Future	01/17/2015 - $2,000	91,600
80	S&P 500 Index Future	01/17/2015 - $1,880	26,000
	TOTAL PUT OPTIONS PURCHASED - (Cost - $276,566)		117,600

Shares
	SHORT-TERM INVESTMENTS - 4.0%
340,900	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $340,900)		340,900

	TOTAL INVESTMENTS - 110.1% (Cost - $8,838,336)(b)		$9,349,057
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%		(857,774)
	NET ASSETS - 100.0%		$8,491,283

		Expiration Date -
Contracts (a)		Exercise Price
	PUT OPTIONS WRITTEN - (1.2%)*
160	S&P 500 Index Future	01/17/2015 - $1,950	$101,600
	TOTAL PUT OPTIONS WRITTEN - (Premiums received - $256,634) (b)		$101,600

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

^	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to one future contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $8,581,029 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$938,486
Unrealized depreciation:	(272,058)
Net unrealized appreciation:	$666,428

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
United States	104.7%
Total Equity Holdings	104.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

65

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 94.6%
	AEROSPACE/DEFENSE - 11.4%
38,367	Boeing Co.	$4,986,943
37,929	General Dynamics Corp.	5,219,789
26,736	Lockheed Martin Corp.	5,148,551
		15,355,283
	BEVERAGES - 3.9%
74,037	Dr Pepper Snapple Group, Inc.	5,306,972

	COMMERCIAL SERVICES - 11.9%
65,492	Automatic Data Processing, Inc.	5,460,068
154,551	H&R Block, Inc.	5,205,277
298,876	Western Union Co.	5,352,869
		16,018,214
	COMPUTERS - 14.5%
47,447	Apple, Inc.	5,237,200
136,103	Hewlett-Packard Co.	5,461,814
25,787	International Business Machines Corp.	4,137,266
114,034	NetApp, Inc.	4,726,709
		19,562,989
	COSMETICS/PERSONAL CARE - 3.7%
73,062	Colgate-Palmolive Co.	5,055,160

	DISTRIBUTION/WHOLESALE - 4.3%
54,517	Genuine Parts Co.	5,809,877

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.5%
77,227	Emerson Electric Co.	4,767,223

	MACHINERY-DIVERSIFIED - 3.6%
43,875	Rockwell Automation, Inc.	4,878,900

	PHARMACEUTICALS - 4.0%
82,568	AbbVie, Inc.	5,403,250

	RETAIL - 19.2%
144,120	Best Buy Co., Inc.	5,617,798
135,984	Coach, Inc.	5,107,559
86,909	Foot Locker, Inc.	4,882,548
115,758	Gap, Inc.	4,874,569
51,854	Home Depot, Inc.	5,443,114
		25,925,588
	SEMICONDUCTORS - 7.2%
109,883	Linear Technology Corp.	5,010,665
64,269	QUALCOMM, Inc.	4,777,115
		9,787,780
	SOFTWARE - 3.6%
103,213	Microsoft Corp.	4,794,244

	TELECOMMUNICATIONS - 3.8%
71,806	Harris Corp.	5,157,107

	TOTAL COMMON STOCK (Cost - $117,475,996)	127,822,587

The accompanying notes are an integral part of these financial statements.

66

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 4.3%
5,735,054	Fidelity Institutional Money Market Portfolio, Class I, 0.11% *
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $5,735,054)	$5,735,054

	TOTAL INVESTMENTS - 98.9% (Cost - $123,211,050)	$133,557,641
	OTHER ASSETS LESS LIABILITIES - 1.1%	1,499,413
	NET ASSETS - 100.0%	$135,057,054

*	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $123,391,393 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$11,570,006
Unrealized depreciation:	(1,403,758)
Net unrealized appreciation:	$10,166,248

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
United States	94.6%
Total Equity Holdings	94.6%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

67

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares			Value
	EXCHANGE TRADED FUNDS - 4.5%
	ASSET ALLOCATION FUNDS - 4.5%
178	ProShares UltraShort Yen *^		$15,895
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,342)		15,895

	MUTUAL FUNDS - 19.3%
	ASSET ALLOCATION FUND - 14.2%
4,836	Catalyst Hedged Futures Strategy Fund		49,517

	CLOSED-END FUNDS - 4.6%
884	Morgan Stanley Emerging Markets Debt Fund, Inc. ^		8,036
445	Pioneer Diversified High Income Trust ^		7,899
			15,935
	EQUITY FUND - 0.5%
173	Catalyst Insider Long/Short Fund		1,818

	TOTAL MUTUAL FUNDS (Cost - $68,680)		67,270

		Expiration Date -
Contracts (a)		Exercise Price
	OPTIONS PURCHASED - 8.9%*
	PUT OPTIONS PURCHASED - 2.0%
11	Currency Share	1/15/2016 - $85.00	6,820
9	iShares Russell 2000 ETF	1/17/2015 - $111.00	315
	TOTAL PUT OPTIONS PURCHASED (Cost - $8,385)		7,135

	CALL OPTIONS PURCHASED - 6.9%
13	Covidien PLC	4/17/2015 - $90.00	18,395
5	Proshares Short VIX Short-Term Futures ETF	1/15/2016 - $77.00	5,475
	TOTAL CALL OPTIONS PURCHASED (Cost - $28,378)		23,870

	TOTAL OPTIONS PURCHASED (Cost - $36,763)		31,005

Shares
	SHORT-TERM INVESTMENTS - 87.5%
	MUTUAL FUND - 16.1%
55,953	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01% ** (Cost - $55,953)		55,953

Principal
	UNITED STATES TREASURY SECURITY - 71.4%
$249,000	United States Treasury Bill, 0.071% due 6/25/15 ^ (Cost - $248,984)		248,984

	TOTAL SHORT-TERM INVESTMENTS (Cost - $304,937)		304,937

	TOTAL INVESTMENTS - 120.2% (Cost - $425,722) (b)		$419,107
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.2)%		(70,588)
	NET ASSETS - 100.0%		$348,519

Shares
	EXCHANGED TRADED FUNDS SOLD SHORT - (24.2)%*
	COMMODITY FUNDS - (0.5)%
200	VelocityShares 3x Inverse Natural Gas ETN		$1,608

The accompanying notes are an integral part of these financial statements.

68

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares			Value
	EXCHANGED TRADED FUNDS SOLD SHORT - (24.2)%* (Continued)
	EQUITY FUNDS - (23.7)%
245	Direxion Daily Gold Miners Bull 3x Shares		$2,734
975	Direxion Daily Russia Bear 3x Shares		27,398
1,537	Direxion Daily Russia Bull 3x Shares		25,422
286	Direxion Daily Small Cap Bear 3X Shares		3,432
104	ProShares UltraShort Financials		5,220
17	ProShares UltraShort Nasdaq Biotechnology		782
128	ProShares UltraShort Russell2000		5,073
57	ProShares UltraShort S&P500		1,258
4,150	VelocityShares Daily 2x VIX Short Term ETN		11,453
			82,772

	TOTAL EXCHANGED TRADED FUNDS SOLD SHORT - (Proceeds - $81,384) (b)		84,380

		Expiration Date -
Contracts (a)		Exercise Price	Value
	WRITTEN OPTIONS - (1.5)%*
	PUT OPTIONS WRITTEN - (0.9)%
10	Covidien PLC	2/20/2015 - $100.00	3,025
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $2,839)		3,025

	CALL OPTIONS WRITTEN - (0.6)%
4	Direxion Shares	1/17/2015 - $85.00	2,180
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $1,996)		2,180

	TOTAL OPTIONS WRITTEN - (Premiums Received - $4,835) (b)		$5,205

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

^	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $318,442 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$23,600
Unrealized depreciation:	(12,520)
Net unrealized appreciation:	$11,080

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Short Percentage		Long Percentage
Ireland	-0.6%		5.3%
United States	-23.6%		27.4%
Total Equity Holdings	-24.2%	Total Equity Holdings	32.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

69

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 96.3%
	AEROSPACE/DEFENSE - 2.3%
168,000	Kratos Defense & Security Solutions, Inc. *(a)	$843,360

	AGRICULTURE - 5.3%
78,000	GrainCorp Ltd.	526,962
6,000	Imperial Tobacco Group PLC	525,000
29,000	Swedish Match AB	906,273
		1,958,235
	AUTO MANUFACTURERS - 2.2%
51,500	Ford Motor Co. (a)	798,250

	BEVERAGES - 2.5%
12,300	Molson Coors Brewing Co. (a)	916,596

	CHEMICALS - 2.8%
29,000	Potash Corp. of Saskatchewan, Inc. (a)	1,024,280

	CLOSED-END FUNDS - 0.8%
25,250	Central Fund of Canada Ltd.	292,395

	COMMERCIAL SERVICES - 2.4%
410,000	Bangkok Expressway PCL	491,920
15,500	Weight Watchers International, Inc. *	385,020
		876,940
	COMPUTERS - 5.0%
77,500	Brocade Communications Systems, Inc. (a)	917,600
24,500	VeriFone Systems, Inc. *(a)	911,400
		1,829,000
	DIVERSIFIED FINANANCIAL SERVICES - 1.6%
57,228	JSE Ltd.	598,847

	ELECTRIC - 3.5%
4,000	Consolidated Edison, Inc.	264,040
5,000	GDF Suez	116,487
39,280	GDF Suez	923,790
		1,304,317
	ENGINEERING & CONSTRUCTION - 3.3%
22,000	Boskalis Westminster NV	1,210,279

	FOOD - 13.3%
27,650	AGT Food & Ingredients, Inc.	657,697
25,000	Campbell Soup Co.	1,100,000
7,000	Ingredion, Inc.	593,880
12,000	Nestle SA	875,400
120,000	Orkla ASA	818,979
28,307	Snyder’s-Lance, Inc.	864,779
		4,910,735
	HOUSEHOLD PRODUCTS/WARES - 1.4%
32,000	Reckitt Benckiser Group PLC	530,240

	INTERNET - 6.3%
18,000	AOL, Inc. *(a)	831,060
2,500	eBay, Inc. *	140,300
21,900	Symantec Corp.	561,845
249,862	TeleCommunication Systems, Inc. - Cl. A *	779,569
		2,312,774

The accompanying notes are an integral part of these financial statements.

70

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 96.3% (Continued)
	INVESTMENT COMPANIES - 1.8%
16,000	EXOR SpA	$659,232

	MEDIA - 1.3%
68,526	Societe d’Edition de Canal +	485,221

	OIL & GAS - 8.0%
20,000	BP PLC - ADR	762,400
15,500	Marathon Oil Corp.	438,495
11,500	Royal Dutch Shell PLC (a)	769,925
17,000	Statoil ASA - ADR	299,370
13,000	Total SA	665,600
		2,935,790
	PHARMACEUTICALS - 8.1%
1,280	Indivior PLC *	14,464
7,500	Johnson & Johnson	784,275
11,500	Novartis AG	1,065,590
24,400	Sanofi	1,112,884
		2,977,213
	REITS - 1.8%
2,525,000	Lippo Malls Indonesia Retail Trust	647,827

	RETAIL - 5.8%
19,600	Bob Evans Farms, Inc.	1,003,128
127,400	Wendy’s Co. (a)	1,150,422
		2,153,550
	SOFTWARE - 4.5%
22,000	Microsoft Corp. (a)	1,021,900
97,500	Seachange International, Inc. *(a)	622,050
		1,643,950
	TELECOMMUNICATIONS - 9.0%
25,000	Cisco Systems, Inc. (a)	695,375
68,000	Orange SA - ADR	1,150,560
20,000	Vivendi SA	500,863
28,000	Vodafone Group PLC	956,760
		3,303,558
	TRANSPORTATION - 1.4%
1,755,700	BTS Rail Mass Transit Growth Infrastructure Fund	527,958

	WATER - 1.9%
39,400	Suez Environnement Co.	688,402

	TOTAL COMMON STOCK (Cost - $34,271,645)	35,428,949

	SHORT-TERM INVESTMENTS - 5.3%
1,944,126	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,944,126)	1,944,126

	TOTAL INVESTMENTS - 101.6% (Cost - $36,215,771) (c)	$37,373,075
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6) %	(587,805)
	NET ASSETS - 100.0%	$36,785,270

The accompanying notes are an integral part of these financial statements.

71

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

		Expiration Date-
Contracts (b)		Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.8) %*
80	AOL, Inc.	01/16/2016 - $50.00	$40,400
150	Brocade Communications Systems, Inc.	01/17/2015 - $10.00	28,950
100	Brocade Communications Systems, Inc.	04/18/2015 - $10.00	20,850
50	Cisco Systems, Inc.	04/18/2015 - $26.00	10,850
100	Ford Motor Co.	03/21/2015 - $15.00	9,400
85	Ford Motor Co.	03/21/2015 - $17.00	1,785
400	Kratos Defense & Security Solutions, Inc.	02/21/2015 - $7.50	10,000
100	Microsoft Corp.	01/16/2016 - $47.00	35,000
40	Molson Coors Brewing Co.	01/16/2016 - $80.00	23,400
20	Molson Coors Brewing Co.	01/17/2015 - $65.00	19,600
40	Potash Corp. Saskatchewan, Inc.	01/17/2015 - $35.00	3,000
50	Potash Corp. Saskatchewan, Inc.	03/21/2015 - $36.00	5,750
90	Potash Corp. Saskatchewan, Inc.	01/16/2016 - $37.00	20,610
20	Royal Dutch Shell PLC	01/17/2015 - $75.00	100
200	SeaChange International, Inc.	04/18/2015 - $7.50	4,000
80	VeriFone Systems, Inc.	01/16/2016 - $40.00	40,320
200	Wendy’s Co.	01/17/2015 - $10.00	1,000
224	Wendy’s Co.	01/16/2016 - $10.00	17,920
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $274,237) (c)		$292,935

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	All or a portion of this security is segregated as collateral for call options written.

(b)	Each contract is equivalent to 100 shares of common stock.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $35,959,547 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,254,589
Unrealized depreciation:	(2,133,996)
Net unrealized appreciation:	$1,120,593

As of December 31, 2014, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Australia	1.4%
Britain	7.6%
Canada	5.4%
France	15.3%
Italy	1.8%
Netherlands	5.4%
Norway	3.0%
Singapore	1.8%
South Africa	1.6%
Sweden	2.5%
Switzerland	5.3%
Thailand	2.8%
United States	42.4%
Total Equity Holdings	$96.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

72

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 61.5%
	AEROSPACE/DEFENSE - 0.4%
17,000	Kratos Defense & Security Solutions, Inc. *(a)	$85,340

	AGRICULTURE - 3.0%
4,300	Imperial Tobacco Group PLC - ADR	376,250
7,500	Swedish Match AB	234,381
		610,631
	AUTO MANUFACTURERS - 1.6%
21,000	Ford Motor Co. (a)	325,500

	BEVERAGES - 2.5%
7,000	Molson Coors Brewing Co.	521,640

	CHEMICALS - 1.9%
11,000	Potash Corp. of Saskatchewan, Inc. (a)	388,520

	CLOSED-END FUNDS - 0.4%
7,500	Central Fund of Canada Ltd.	86,850

	COMMERCIAL SERVICES - 0.9%
149,900	Bangkok Expressway PCL	179,851

	COMPUTERS - 3.9%
19,000	Brocade Communications Systems, Inc. (a)	224,960
15,600	VeriFone Systems, Inc. *	580,320
		805,280
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
37,010	JSE Ltd.	387,281

	ELECTRIC - 2.2%
4,000	Consolidated Edison, Inc.	264,040
7,650	GDF Suez	179,913
		443,953
	ENGINEERING & CONSTRUCTION - 2.7%
10,000	Boskalis Westminster NV	550,127

	FOOD - 8.3%
8,150	Alliance Grain Traders, Inc.	193,860
4,500	Campbell Soup Co.	198,000
7,000	Ingredion, Inc.	593,880
52,000	Orkla ASA	354,891
11,564	Snyder’s-Lance, Inc.	353,280
		1,693,911
	HOUSEHOLD PRODUCTS/WARES - 1.4%
17,000	Reckitt Benckiser Group PLC - ADR	281,690

	INTERNET - 1.3%
86,000	TeleCommunication Systems, Inc. - Cl. A *	268,320

	INVESTMENT COMPANIES - 1.2%
6,000	Exor SpA	247,212

The accompanying notes are an integral part of these financial statements.

73

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares		Value
	COMMON STOCK - 61.5% (Continued)
	MEDIA - 1.4%
42,000	Societe d’Edition de Canal +	$297,395

	OIL & GAS - 4.4%
5,500	BP PLC - ADR	209,660
10,000	Marathon Oil Corp.	282,900
3,500	Royal Dutch Shell PLC - ADR	234,325
4,500	Statoil ASA - ADR	79,245
2,000	Total SA - ADR	102,400
		908,530
	PHARMACEUTICALS - 7.0%
680	Indivior PLC *	7,684
4,400	Johnson & Johnson	460,108
4,725	Novartis AG - ADR	437,819
11,500	Sanofi - ADR	524,515
		1,430,126
	REITS - 1.1%
900,000	Lippo Malls Indonesia Retail Trust	230,909

	RETAIL - 5.3%
5,000	Bob Evans Farms Inc.	255,900
91,400	Wendy’s Co. (a)	825,342
		1,081,242
	SOFTWARE - 0.6%
20,100	Seachange International, Inc. *(a)	128,238

	TELECOMMUNICATIONS - 7.0%
14,500	Cisco Systems, Inc.	403,318
27,500	Orange SA - ADR	465,300
12,800	Vivendi SA	320,553
7,090	Vodafone Group PLC - ADR	242,265
		1,431,436
	WATER - 1.1%
12,485	Suez Environnement Co.	218,139

	TOTAL COMMON STOCK (Cost - $11,425,265)	12,602,121

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 35.6%
	AEROSPACE/DEFENSE - 1.6%
$300,000	Embraer Overseas Ltd.	6.375	1/24/2017	322,800

	BEVERAGES - 1.6%
289,000	Constellation Brands, Inc.	7.250	5/15/2017	319,345

	BUILDING MATERIALS - 1.8%
348,000	Lafarge SA	6.500	7/15/2016	370,620

	COAL - 3.1%
624,000	Peabody Energy Corp.	7.375	11/1/2016	641,160

	COMMERCIAL SERVICES - 0.5%
100,000	RR Donnelley & Sons Co.	6.125	1/15/2017	106,000

The accompanying notes are an integral part of these financial statements.

74

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 35.6% (Continued)
	COMPUTERS - 3.7%
$500,000	Dell, Inc.	3.100	4/1/2016	$502,500
250,000	Unisys Corp.	6.250	8/15/2017	260,625
				763,125
	DIVERSIFIED FINANCIAL SERVICES - 9.2%
419,000	Aircastle Ltd.	6.750	4/15/2017	446,235
350,000	Ally Financial, Inc.	3.500	7/18/2016	353,938
125,000	Ally Financial, Inc.	5.500	2/15/2017	131,250
100,000	International Lease Finance Corp.	5.750	5/15/2016	103,750
206,000	International Lease Finance Corp.	8.750	3/15/2017	228,145
356,000	Springleaf Finance Corp.	5.750	9/15/2016	367,570
250,000	Springleaf Finance Corp.	5.400	12/1/2015	256,250
				1,887,138
	FOOD - 1.0%
100,000	Dean Foods Co.	7.000	6/1/2016	106,000
100,000	Dean Holding Co.	6.900	10/15/2017	106,750
				212,750
	HEALTHCARE-SERVICES - 0.5%
101,000	HCA, Inc.	7.190	11/15/2015	105,166

	HOME BUILDERS - 2.6%
410,000	K Hovnanian Enterprises, Inc.	11.875	10/15/2015	434,600
100,000	Lennar Corp.	5.600	5/31/2015	101,500
				536,100
	IRON/STEEL - 2.0%
70,000	ArcelorMittal	4.250	3/1/2016	71,750
324,000	United States Steel Corp.	6.050	6/1/2017	336,960
				408,710
	LODGING - 1.9%
121,000	MGM Resorts International	6.625	7/15/2015	123,117
258,000	MGM Resorts International	6.875	4/1/2016	268,320
				391,437
	MACHINERY-DIVERSIFIED - 1.5%
300,000	CNH Industrial Capital LLC	3.875	11/1/2015	301,500

	MEDIA - 0.6%
110,000	DISH DBS Corp.	7.750	5/31/2015	112,887

	OIL & GAS - 0.9%
192,000	Petrobras International Finance Co.	3.875	1/27/2016	188,410

	PIPELINES - 0.7%
125,000	Kinder Morgan Inc.	7.000	6/15/2017	137,813

	TELECOMMUNICATIONS - 2.4%
320,000	Sprint Communications, Inc.	6.000	12/1/2016	334,728
147,000	Telecom Italia Capital SA	5.250	10/1/2015	149,940
				484,668

	TOTAL CORPORATE BONDS (Cost - $7,367,212)			7,289,629

The accompanying notes are an integral part of these financial statements.

75

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares			Value
	SHORT-TERM INVESTMENTS - 5.7%
1,173,401	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,173,401)		$1,173,401

	TOTAL INVESTMENTS - 102.8% (Cost - $19,965,878) (c)		$21,065,151
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8) %		(571,460)
	NET ASSETS - 100.0%		$20,493,691

Contracts (b)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN- (0.5%)*
100	Brocade Communications Systems, Inc.	4/17/2015 - $10.00	$20,850
210	Ford Motor Co.	1/17/2015 - $17.00	210
80	VeriFone Systems, Inc.	1/15/2016 - $35.00	59,200
150	Wendy’s Co.	1/17/2015 - $10.00	12,000
300	Wendy’s Co.	1/15/2016 - $10.00	1,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $105,790) (c)		$93,760

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	All or a portion of this security is segregated as collateral for call options written.

(b)	Each contract is equivalent to 100 shares of common stock.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $19,860,514 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,789,046
Unrealized depreciation:	(678,169)
Net unrealized appreciation:	$1,110,877

As of December 31, 2014, the Fund’s debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Britain	5.5%
Canada	3.3%
Cayman Islands	1.6%
France	12.1%
Italy	1.2%
Luxembourg	2.0%
Netherlands	3.8%
Norway	2.1%
Singapore	1.1%
South Africa	1.9%
Supranational	2.2%
Sweden	1.1%
Switzerland	2.1%
Thailand	0.9%
United States	56.2%
Total Debt and Equity Holdings	97.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

76

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - 97.9%
	GAS - 1.0%
274	Western Gas Equity Partners LP	$16,503

	MINING - 2.5%
1,633	US Silica Holdings, Inc.	41,952

	OIL & GAS - 12.8%
298	Chevron Corp.	33,430
604	ConocoPhillips	41,712
546	Exxon Mobil Corp.	50,478
580	Phillips 66	41,586
222	Tesoro Corp.	16,506
675	Valero Energy Corp.	33,413
		217,125
	OIL & GAS SERVICES - 9.1%
1,209	Targa Resources Corp.	128,214
3,787	TETRA Technologies, Inc. *	25,297
		153,511
	PIPELINES - 72.5%
768	Buckeye Partners LP	58,107
1,328	Enbridge, Inc.	68,272
1,189	Energy Transfer Equity LP	68,225
3,642	EnLink Midstream LLC	129,510
941	Enterprise Products Partners LP	33,989
3,188	Kinder Morgan, Inc.	134,884
598	Magellan Midstream Partners LP	49,431
1,145	MarkWest Energy Partners LP	76,933
2,359	NuStar GP Holdings LLC	81,197
1,524	ONEOK, Inc.	75,880
5,023	Plains GP Holdings LP	128,991
249	SemGroup Corp.	17,029
2,075	Spectra Energy Corp.	75,322
1,394	TransCanada Corp.	68,445
3,544	Williams Companies, Inc.	159,267
		1,225,482

	TOTAL COMMON STOCK (Cost - $1,665,147)	1,654,573

	SHORT-TERM INVESTMENTS - 65.5%
1,105,606	Federated US Treasury Cash Reserves
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,105,606)	1,105,606

	TOTAL INVESTMENTS - 163.4% (Cost - $2,770,753) (a)	$2,760,179
	LIABILITIES IN EXCESS OF OTHER ASSETS - (63.4) %	(1,070,830)
	NET ASSETS - 100.0%	$1,689,349

*	Non-income producing security.

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $2,770,753 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,869
Unrealized depreciation:	(13,443)
Net unrealized depreciation:	$(10,574)

The accompanying notes are an integral part of these financial statements.

77

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

As of December 31, 2014, the Fund’s equity were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Canada	8.1%
United States	89.8%
Total Equity Holdings	97.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

78

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares				Value
	EXCHANGE TRADED FUNDS - 0.4%
14,375	PowerShares Senior Loan Portfolio			$345,431
	TOTAL EXCHANGE TRADED FUNDS (Cost - $357,506)			345,431

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 22.1%
	AEROSPACE/DEFENSE - 0.2%
$150,000	LMI Aerospace, Inc. #	7.375	7/15/2019	146,250

	AIRLINES - 0.9%
500,000	United Continental Holdings, Inc.	6.000	7/15/2026	481,250
250,000	Virgin Australia Holdings Ltd. #	8.500	11/15/2019	253,125
				734,375
	BEVERAGES - 0.3%
250,000	Innovation Ventures LLC	9.500	8/15/2019	249,375

	BUILDING MATERIALS - 0.3%
250,000	Hardwoods Acquisition, Inc. #	7.500	8/1/2021	246,250

	COMMERCIAL SERVICES - 2.0%
250,000	Brand Energy & Infrastructure Services, Inc. #	8.500	12/1/2021	225,000
750,000	Cenveo Corp. #	6.000	8/1/2019	678,750
500,000	Harland Clarke Holdings Corp. #	9.250	3/1/2021	475,625
250,000	Sotheby’s #	5.250	10/1/2022	236,250
				1,615,625
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
250,000	Aston Escrow Corp. #	9.500	8/15/2021	231,250
250,000	DFC Finance Corp. #	10.500	6/15/2020	211,875
750,000	Enova International, Inc. #	9.750	6/1/2021	738,750
750,000	Fly Leasing Ltd.	6.375	10/15/2021	738,750
500,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. #	7.500	4/15/2021	465,000
				2,385,625
	ELECTRIC - 1.8%
250,000	Dynegy Finance I, Inc. / Dynegy Finance II, Inc. #	6.750	11/1/2019	254,375
500,000	Illinois Power Generating Co.	7.000	4/15/2018	440,000
750,000	NRG Energy, Inc.	6.250	7/15/2022	766,875
				1,461,250
	HOLDING COMPANIES-DIVERSIFIED - 1.0%
500,000	Harbinger Group, Inc. #	7.750	1/15/2022	505,000
375,000	Stena AB #	7.000	2/1/2024	343,125
				848,125
	HOUSEHOLD PRODUCTS/WARES - 0.9%
750,000	Armored Autogroup, Inc.	9.250	11/1/2018	746,250

	INVESTMENT COMPANIES - 0.3%
250,000	Covenant Surgical Partners, Inc. #	8.750	8/1/2019	252,500

	IRON/STEEL - 0.6%
490,000	Essar Steel Algoma, Inc. #	9.500	11/15/2019	493,675

	MEDIA - 0.9%
250,000	DISH DBS Corp. #	5.875	11/15/2024	251,250
250,000	LIN Television Corp. #	5.875	11/15/2022	247,500
250,000	SiTV LLC / SiTV Finance, Inc. #	10.375	7/1/2019	231,875
				730,625

The accompanying notes are an integral part of these financial statements.

79

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Par Value		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 22.1% (Continued)
	MINING - 0.3%
$250,000	Barminco Finance Pty Ltd. #	9.000		6/1/2018	$227,500

	MISCELLANEOUS MANUFACTURING - 0.3%
250,000	Jac Holding Corp. #	11.500		10/1/2019	255,000

	OIL & GAS - 1.6%
250,000	Baytex Energy Corp. #	5.625		6/1/2024	212,500
500,000	Linn Energy LLC / Linn Energy Finance Corp.	6.500		9/15/2021	405,000
500,000	Ocean Rig UDW, Inc. #	7.250		4/1/2019	350,000
500,000	Penn Virginia Corp.	7.250		4/15/2019	390,000
					1,357,500
	OIL & GAS SERVICES - 0.2%
250,000	McDermott International, Inc. #	8.000		5/1/2021	175,000

	OTHER ABS - 2.7%
500,000	Arrowpoint CLO 2014-3 Ltd. #	7.585	*	10/15/2026	497,500
1,000,000	BlueMountain CLO 2012-1 Ltd. #	5.731		7/20/2023	983,750
250,000	Longfellow Place CLO Ltd. #	5.981		1/15/2024	235,000
500,000	Sound Point CLO I Ltd. #	6.231	*	10/20/2023	482,500
					2,198,750
	PIPELINES - 0.8%
500,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp	6.500		4/1/2019	376,250
250,000	Rockies Express Pipeline LLC #	6.000		1/15/2019	250,625
					626,875
	RETAIL - 1.9%
750,000	JC Penney Corp., Inc.	5.750		2/15/2018	652,500
500,000	JC Penney Corp., Inc.	8.125		10/1/2019	440,000
500,000	Ruby Tuesday, Inc.	7.625		5/15/2020	490,000
					1,582,500
	SEMICONDUCTORS - 0.3%
250,000	Micron Technology, Inc. #	5.500		2/1/2025	252,813

	TELECOMMUNICATIONS - 1.4%
500,000	Avaya, Inc. #	7.000		4/1/2019	487,500
250,000	Frontier Communications Corp.	6.875		1/15/2025	250,000
500,000	Sprint Communications, Inc.	6.000		11/15/2022	460,000
					1,197,500
	TRANSPORTATION - 0.5%
144,197	Golden State Petroleum Transport Corp.	8.040		2/1/2019	130,388
250,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. #	7.250		5/1/2022	247,500
					377,888

	CORPORATE BONDS (Cost - $19,125,150)				18,161,251

	BANK LOANS - 75.5%
	ADVERTISING - 3.4%
1,244,330	Affinion Group, Inc.	6.750	*	4/30/2018	1,168,893
250,000	Affinion Group, Inc.	8.500	*	10/31/2018	224,427
250,000	Checkout Holding Corp (Catalina Marketing)	7.750	*	4/1/2021	233,125
498,750	Checkout Holding Corp (Catalina Marketing)	4.500	*	4/9/2021	476,932
750,000	Visant Holding Corp.	7.000	*	9/23/2021	731,250
					2,834,627
	AEROSPACE/DEFENSE - 0.6%
496,199	Tasc, Inc.	6.500	*	5/12/2020	486,151

The accompanying notes are an integral part of these financial statements.

80

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Par Value		Coupon Rate (%)	Maturity	Value
	BANK LOANS - 75.5% (Continued)
	AUTO PARTS & EQUIPMENT - 1.8%
$1,000,000	Key Safety Systems	4.750*	8/30/2021	$995,000
498,750	TI Group Automotive Systems, LLC	4.250*	7/1/2021	494,074
				1,489,074
	CHEMICALS - 0.6%
500,000	Emerald Performance Materials LLC	4.500*	7/23/2021	489,845

	COAL - 1.4%
997,455	Arch Coal, Inc.	6.250*	5/14/2018	829,134
500,000	Walter Energy, Inc	7.250*	4/2/2018	390,278
				1,219,412
	COMMERCIAL SERVICES - 7.2%
975,000	Academi Holdings LLC, ERSM (International) Ltd	6.250*	7/25/2019	970,125
495,867	CHG Healthcare Services, Inc.	4.250*	11/19/2019	491,219
913,333	Creative Circle	5.500*	6/24/2020	907,625
484,375	Harland Clarke Holdings (Valassis)	7.000*	4/26/2018	486,797
490,625	Harland Clarke Holdings (Valassis)	6.000*	8/30/2019	489,337
750,000	Novitex Acquisition, LLC	7.500*	7/2/2020	720,000
500,000	Onsite Rental Group	5.500*	7/30/2021	495,000
481,728	Transaction Network Services	5.000*	2/14/2020	478,517
500,000	Vestcom International	5.250*	9/29/2021	495,000
497,475	Weight Watchers International, Inc.	4.000*	4/2/2020	384,797
				5,918,417
	COMPUTERS - 2.2%
1,992,494	Sungard Availability Services Capital, Inc.	6.000*	3/31/2019	1,784,278

	DIVERSIFIED FINANCIAL SERVICES - 5.5%
487,500	Avast Software, LLC (Sybil Software)	4.750*	3/18/2020	483,234
475,931	BATS Global Market Inc	5.000*	1/17/2020	474,741
470,000	DTZ	6.500*	10/28/2021	470,000
280,000	DTZ	2.000*	10/28/2021	280,000
750,000	Novolex / Hilex Poly	6.000*	12/3/2021	741,250
750,000	Sabre GLBL, Inc.	4.000*	2/19/2019	738,986
500,000	Siemens Audiology Solutions	5.500*	12/10/2021	499,480
500,000	Tecomet, Inc.	5.750*	11/26/2021	482,500
339,192	Walter Investment	4.750*	12/11/2020	306,969
				4,477,160
	ELECTRIC - 1.8%
989,980	EquiPower	4.250*	12/31/2019	985,857
496,251	Lonestar Generation LLC (fka Viva Alamo LLC)	5.250*	2/1/2020	489,428
				1,475,285
	ELECTRONICS - 1.5%
490,625	Isola USA Corp.	9.250*	12/17/2018	468,547
500,000	Orbotech, Inc	5.000*	8/7/2020	495,000
248,125	Photonis USA	8.500*	9/18/2019	240,681
				1,204,228
	ENTERTAINMENT - 1.8%
497,503	NEP/NCP HoldCo, Inc	4.250*	1/22/2020	488,384
1,000,000	Scientific Games International, Inc	6.000*	10/1/2021	988,125
				1,476,509
	ENVIRONMENTAL CONTROL - 0.9%
31,609	Wheelabrator Technologies	5.000*	10/15/2021	31,859
718,391	Wheelabrator Technologies	5.000*	10/15/2021	724,077
				755,936

The accompanying notes are an integral part of these financial statements.

81

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Par Value		Coupon Rate (%)	Maturity	Value
	BANK LOANS - 75.5% (Continued)
	FOOD - 2.3%
$1,250,000	Albertson’s, LLC	4.500*	8/25/2021	$1,252,087
130,000	Albertson’s, LLC	5.500*	8/21/2025	130,217
500,000	Shearer’s Foods LLC	7.750*	6/17/2022	489,375
				1,871,679
	GAS - 0.6%
500,000	Alfred Fueling Systems (fka Wayne)	8.500*	6/17/2022	487,500

	HEALTH-CARE PRODUCTS - 0.6%
498,750	Phillips Medisize (Phillips Plastics Corporation)	4.750*	6/16/2021	492,516

	HEALTH-CARE SERVICES - 5.5%
890,228	Drumm Investors LLC (Golden Living )	6.750*	5/4/2018	894,679
1,242,491	Gentiva Health Services	6.250*	10/18/2019	1,241,720
994,962	LifeCare Holdings, Inc.	6.500*	10/25/2019	969,257
909,091	MPH Acqusition (fka MultiPlan, Inc.)	3.750*	3/31/2021	886,591
497,500	National Mentor Holdings, Inc.	4.750*	1/31/2021	488,794
				4,481,041
	HOLDING COMPANIES-DIVERSIFIED - 1.2%
1,000,000	Travelport LLC	6.000*	8/13/2021	1,000,000

	HOUSEHOLD PRODUCTS/WARES - 2.0%
742,500	Dell International LLC	4.500*	4/29/2020	742,036
1,000,000	Sun Products (aka Huish Detergents, Inc)	5.500*	3/23/2020	935,000
				1,677,036
	INSURANCE - 1.2%
494,970	AmWINS Group, Inc.	5.000*	9/6/2019	492,289
493,721	Asurion, LLC	4.750*	5/24/2019	488,344
				980,633
	INTERNET - 0.6%
495,000	EIG Investors Corp. (Endurance International)	5.000*	11/9/2019	493,144

	IRON/STEEL - 1.8%
1,500,000	Essar Steel Algoma, Inc.	7.500*	3/7/2018	1,494,375

	LODGING - 2.5%
496,250	Caesars Entertainment Operating Co., Inc.	9.500*	10/9/2020	465,649
497,500	Caesars Growth Properties Holdings	6.250*	5/8/2021	433,653
498,750	Caesars Growth Properties Holdings	7.000*	10/9/2020	458,493
454,632	CityCenter Holdings	4.250*	10/9/2020	451,648
248,125	Intrawest Resorts Holdings	5.500*	12/9/2020	248,331
				2,057,774
	MACHINERY-DIVERSIFIED-1.1%
994,975	Gardner Denver, Inc.	4.250*	7/30/2020	933,878

	MEDIA - 3.8%
1,000,000	ALM Media	5.500*	7/29/2020	980,000
500,000	Clear Channel Communications, Inc.	6.904*	1/22/2019	472,588
961,417	Clear Channel Communications, Inc.	7.654*	7/30/2019	921,307
750,000	Media General Finanancial Services, Inc.	4.250*	7/3/2020	743,201
				3,117,096
	MISCELLANEOUS MANUFACTURING - 0.6%
498,750	STS Operating, Inc (SunSource)	4.750*	2/21/2021	491,269

The accompanying notes are an integral part of these financial statements.

82

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Par Value		Coupon Rate (%)	Maturity	Value
	BANK LOANS - 75.5% (Continued)
	OIL & GAS - 3.2%
$498,750	Connacher Oil and Gas	7.000*	5/23/2018	$451,369
997,500	Energy & Exploration Partners	7.750*	1/15/2019	715,706
500,000	Ocean Rig UDW	5.500*	7/16/2021	405,000
750,000	Templar Energy	8.500*	11/25/2020	542,250
500,000	Tenaska TPF II	5.500*	10/2/2021	501,563
				2,615,888
	OIL & GAS SERVICES - 0.5%
496,250	FR Dixie Acquisition Corp.	5.750*	12/18/2020	411,888

	RETAIL - 5.6%
1,000,000	Burger King Corp.	4.500*	9/24/2021	998,750
1,000,000	David’s Bridal, Inc.	5.250*	10/11/2019	955,415
463,330	Deluxe Entertainment Services Group, Inc.	6.500*	2/28/2020	427,229
500,000	HealthPort CT Technologies, Inc.	6.000*	11/18/2021	498,125
1,738,748	Mariposa Merger Sub LLC (Neiman Marcus)	4.250*	10/25/2020	1,704,156
				4,583,675
	SEMICONDUCTORS - 0.9%
750,000	Freescale Semiconductor, Inc	5.000*	1/15/2021	750,375

	SOFTWARE - 4.2%
1,500,000	BMC Software Finance, Inc.	5.000*	8/7/2020	1,463,910
500,000	First Data Corporation	4.167*	3/24/2021	493,995
496,250	Omnitracs, Inc. (aka Coronado Holdings, LLC)	4.750*	11/25/2020	489,841
530,733	RP Crown Parent, LLC (RedPrairie)	6.000*	12/21/2018	495,906
500,000	Serena Software, Inc. (Spartacus Merger)	7.500*	4/14/2020	497,658
				3,441,310
	TELECOMMUNICATIONS - 6.2%
975,609	Alaska Communications System Holdings, Inc.	5.750*	10/21/2016	970,731
1,382,102	Avaya, Inc.	6.500*	3/31/2018	1,364,245
500,000	Birch Communications	7.750*	7/8/2020	492,500
246,250	FairPoint Communications, Inc.	7.500*	2/11/2019	244,866
500,000	Level 3 Communications, Inc	4.000*	1/15/2020	496,875
500,000	Level 3 Communications, Inc	4.500*	1/31/2022	501,250
497,500	SafeNet, Inc.	5.500*	3/5/2020	495,013
500,000	SafeNet, Inc.	8.500*	3/5/2021	501,875
				5,067,355
	TRANSPORTATION - 2.4%
1,000,000	Blue Bird Body Company	6.500*	6/27/2020	995,000
996,250	YRC Worldwide, Inc	8.250*	2/13/2019	990,028
				1,985,028

	TOTAL BANK LOANS (Cost - $63,696,092)			62,044,382

Principal
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
$1,400,000	Federal Home Loan Bank	0.121	4/16/2015	1,400,120
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $1,400,120)			1,400,120

The accompanying notes are an integral part of these financial statements.

83

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Shares
	SHORT-TERM INVESTMENTS - 2.3%
1,848,973	Fidelity Institutional Government Money Market Fund, Class I, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,848,973)	$1,848,973

	TOTAL INVESTMENTS - 102.0% (Cost - $86,427,841) (a)	$83,800,157
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %	(1,656,064)
	NET ASSETS - 100.0%	$82,144,093

*	Floating Rate, rate shown represents the rate at December 31, 2014.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2014, these securities amounted to $11,393,988 or 13.9% of net assets.

LP - Limited Partnership

LLC - Limited Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $86,432,550 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$243,897
Unrealized depreciation:	(2,876,290)
Net unrealized depreciation:	$(2,632,393)

As of December 31, 2014, the Fund’s equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Bermuda	0.9%
Canada	1.3%
Cayman Islands	2.7%
Marshall Islands	0.7%
Panama	0.2%
Sweden	0.4%
United States	91.8%
Total Equity and Debt Holdings	98.0%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

84

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares				Value
	EXCHANGE TRADED FUNDS - 71.5%
3,200	PowerShares Senior Loan Portfolio			$76,896
1,300	ProShares Short Russell2000 *			20,085
150	ProShares UltraShort 20+ Year Treasury *			6,958
2,000	SPDR Barclays High Yield Bond ETF			77,220
	TOTAL EXCHANGE TRADED FUNDS (Cost - $187,166)			181,159

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 4.0%
	IRON/STEEL - 4.0%
$10,000	Essar Steel Algoma, Inc.	9.500	11/15/2019	10,075
	TOTAL CORPORATE BONDS (Cost - $10,000)			10,075
Shares
	SHORT-TERM INVESTMENTS - 21.6%
54,620	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,620)			54,620

	TOTAL INVESTMENTS - 97.1% (Cost - $251,786) (a)			$245,854
	OTHER ASSETS LESS LIABILITIES - 2.9%			7,224
	NET ASSETS - 100.0%			$253,078

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $251,786 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$75
Unrealized depreciation:	(6,007)
Net unrealized depreciation:	$(5,932)

As of December 31, 2014, the Fund’s equity and warrants holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
CANADA	4.0%
UNITED STATES	71.5%
Total Debt and Equity Holdings	75.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

85

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares				Value
	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts, Inc. *^#			$—
	TOTAL COMMON STOCK (Cost - $613,544)			—

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 17.7%
	BIOTECHNOLOGY - 4.7%
$1,920,000	PDL BioPharma, Inc.	4.000	2/1/2018	1,836,000

	ELECTRONICS - 3.5%
1,500,000	Fluidigm Corp.	2.750	2/1/2034	1,355,625

	INVESTMENT COMPANIES - 4.7%
1,830,000	Prospect Capital Corp.	5.500	8/15/2016	1,838,006

	REITS - 4.8%
1,825,000	Colony Financial, Inc.	3.875	1/15/2021	1,855,797

	SEMICONDUCTORS - 0.0%
8,669,000	Energy Conversion Devices, Inc. ^†#			—

	TOTAL CONVERTIBLE BONDS (Cost - $9,840,355)			6,885,428

	CORPORATE BONDS - 72.6%
	COAL - 6.5%
2,916,000	Alpha Natural Resources, Inc.	9.750	4/15/2018	1,312,200
4,069,000	Arch Coal, Inc.	7.000	6/15/2019	1,200,355
				2,512,555
	COMMERCIAL SERVICES - 4.8%
2,169,000	ADT Corp.	3.500	7/15/2022	1,849,073

	COSMETICS/PERSONAL CARE - 4.9%
2,070,000	Elizabeth Arden, Inc.	7.375	3/15/2021	1,899,225

	ELECTRIC - 7.1%
1,975,000	Atlantic Power Corp.	9.000	11/15/2018	1,955,250
920,000	Mirant Americas General, Inc.	8.500	10/1/2021	791,200
				2,746,450
	LODGING - 4.8%
2,440,000	Harrahs Operating Co, Inc.		6/1/2017	1,788,520
53,000	MGM Resorts International	11.375	3/1/2018	62,805
				1,851,325
	MINING - 14.2%
36,000	Coeur Mining, Inc.	7.875	2/1/2021	28,350
2,140,000	Hecla Mining Co.	6.875	5/1/2021	1,883,200
1,780,000	HudBay Minerals, Inc.	9.500	10/1/2020	1,715,475
3,376,000	Molycorp, Inc.	10.000	6/1/2020	1,873,680
				5,500,705
	OIL & GAS - 9.0%
2,216,000	Northern Oil and Gas, Inc.	8.000	6/1/2020	1,678,620
2,360,000	Penn Virginia Corp.	7.250	4/15/2019	1,840,800
				3,519,420

The accompanying notes are an integral part of these financial statements.

86

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 72.6% (Continued)
	OIL & GAS SERVICES - 4.2%
$2,784,000	Forbes Energy Services Ltd.	9.000	6/15/2019	$1,642,560

	RETAIL - 7.0%
1,732,000	Cash America International, Inc.	5.750	5/15/2018	1,792,620
5,797,000	RadioShack Corp.	6.750	5/15/2019	920,274
				2,712,894
	TELECOMMUNICATIONS - 10.1%
2,064,000	EarthLink Holdings Corp.	7.375	6/1/2020	2,094,960
1,900,000	Sprint Capital Corp.	8.750	3/15/2032	1,838,250
				3,933,210

	TOTAL CORPORATE BONDS (Cost - $41,678,854)			28,167,417

Shares
	SHORT-TERM INVESTMENTS - 9.1%
3,516,496	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,516,496)			3,516,496

	TOTAL INVESTMENTS - 99.4% (Cost - $55,649,249) (a)			$38,569,341
	OTHER ASSETS LESS LIABILITIES - 0.6%			229,258
	NET ASSETS - 100.0%			$38,798,599

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

^	The security is illiquid; the security represents 0.00% of net assets.

†	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $55,659,046 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$43,194
Unrealized depreciation:	(17,132,899)
Net unrealized depreciation:	$(17,089,705)

As of December 31, 2014, the Fund’s equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
Canada	9.4%
United States	80.9%
Total Debt and Equity Holdings	90.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

87

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares				Value
	COMMON STOCK - 49.5%
	INVESTMENT COMPANIES - 21.2%
107,400	American Capital Ltd. *			$1,569,114
123,463	Apollo Investment Corp.			916,095
108,000	Fifth Street Finance Corp.			865,080
23,756	Oaktree Capital Group LLC			1,231,274
116,675	PennantPark Investment Corp.			1,111,913
126,900	Prospect Capital Corp.			1,048,194
64,700	Solar Capital Ltd.			1,165,247
				7,906,917
	LODGING - 0.0%
121	Trump Entertainment Resorts, Inc. *^#			—

	PRIVATE EQUITY - 17.9%
106,900	Apollo Global Management LLC - Cl. A			2,520,702
45,211	Blackstone Group LP			1,529,488
113,000	KKR & Co. LP - Miscellaneous			2,622,730
				6,672,920
	REITS - 4.7%
68,300	Equity Commonwealth			1,753,261

	RETAIL - 3.5%
112,900	Ezcorp, Inc. - Cl. A *			1,326,575

	TOYS/GAMES/HOBBIES - 2.2%
170,000	LeapFrog Enterprises, Inc. *			802,400

	TOTAL COMMON STOCK (Cost - $19,937,892)			18,462,073

	EXCHANGE TRADED FUNDS - 4.7%
	EQUITY FUND - 4.7%
150,300	iShares Mortgage Real Estate Capped ETF			1,760,013
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,855,466)			1,760,013

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 5.3%
	BIOTECHNOLOGY - 5.3%
$2,068,000	PDL BioPharma, Inc.	4.000	2/1/2018	1,977,525

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. +^#			—

	TOTAL CONVERTIBLE BONDS (Cost - $3,934,601)			1,977,525

	CORPORATE BONDS - 38.0%
	COAL - 2.6%
14,000	Alpha Natural Resources, Inc.	9.750	4/15/2018	6,300
3,262,000	Arch Coal, Inc.	7.000	6/15/2019	962,290
				968,590
	COMMERCIAL SERVICES - 4.3%
1,879,000	ADT Corp.	3.500	7/15/2022	1,601,848

	COSMETICS/PERSONAL CARE - 4.6%
1,856,000	Elizabeth Arden, Inc.	7.375	3/15/2021	1,702,880

The accompanying notes are an integral part of these financial statements.

88

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 38.0% (Continued)
	LODGING - 3.7%
$1,882,000	Caesars Entertainment Operating Co., Inc.	11.250	6/1/2017	1,379,506

	MINING - 5.1%
3,395,000	Molycorp, Inc.	10.000	6/1/2020	1,884,225

	OIL & GAS - 4.4%
228,000	Penn Virginia Corp.	7.250	4/15/2019	177,840
2,293,000	SandRidge Energy, Inc.	8.125	10/15/2022	1,444,589
				1,622,429
	OIL & GAS SERVICES - 3.6%
2,291,000	Forbes Energy Services Ltd.	9.000	6/15/2019	1,351,690

	RETAIL - 2.2%
5,181,000	RadioShack Corp.	6.750	5/15/2019	822,484

	SEMICONDUCTORS - 3.0%
1,249,000	Advanced Micro Devices, Inc.	7.750	8/15/2020	1,124,100

	TELECOMMUNICATIONS - 4.5%
1,733,000	Sprint Capital Corp.	8.750	3/15/2032	1,676,678

	TOTAL CORPORATE BONDS (Cost - $22,160,419)			14,134,430
Shares
	SHORT-TERM INVESTMENTS - 1.6%
576,158	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $576,158)			576,158

	TOTAL INVESTMENTS - 99.1% (Cost - $48,464,536) (a)			$36,910,199
	OTHER ASSETS LESS LIABILITIES - 0.9%			347,735
	NET ASSETS - 100.0%			$37,257,934

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

^	The security is illiquid; the security represents 0.00% of net assets.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

+	Represents issuer in default on interest payments.

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $47,946,189 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,598,802
Unrealized depreciation:	(12,634,792)
Net unrealized depreciation:	$(11,035,990)

As of December 31, 2014, the Fund’s debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage
United States	97.5%
Total Debt and Equity Holdings	97.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

89

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 56.3%
335,134	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $335,134)	$335,134

	TOTAL INVESTMENTS - 56.3% (Cost - $335,134) (b)	$335,134
	OTHER ASSETS LESS LIABILITIES - 43.7%	260,338
	NET ASSETS - 100.0%	$595,472

		Expiration Date -
Contracts (a)		Exercise Price
	OPTIONS WRITTEN - (0.6) %*
	CALL OPTIONS WRITTEN - (0.0) %
3	S&P 500 Index Future	12/31/2014 - $2,080	$37
3	S&P 500 Index Future	12/31/2014 - $2,095	37
3	S&P 500 Index Future	12/31/2014 - $2,110	38
	TOTAL CALL OPTIONS WRITTEN - (Premiums received- $13,425)		112

	PUT OPTIONS WRITTEN - (0.6) %
3	S&P 500 Index Future	1/30/2015 - $1,800	3,450
3	S&P 500 Index Future	12/31/2014 - $1,960	37
4	S&P 500 Index Future	12/31/2014 - $1,970	50
3	S&P 500 Index Future	12/31/2014 - $1,980	37
3	S&P 500 Index Future	12/31/2014 - $1,990	38
3	S&P 500 Index Future	12/31/2014 - $2,020	38
	TOTAL PUT OPTIONS WRITTEN - (Premiums received - $19,598)		3,650

	TOTAL OPTIONS WRITTEN - (Premiums received - $33,023) (b)		$3,762

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

(a)	Each contract is equivalent to 1 futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $335,134 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$29,561
Unrealized depreciation:	(300)
Net unrealized appreciation:	$29,261

The accompanying notes are an integral part of these financial statements.

90

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Principal		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.6%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 20.7%
$255,608	Freddie Mac REMICS	7.639	1/15/2029	$59,509
32,235	Freddie Mac REMICS	14.014	12/15/2032	41,635
61,763	Freddie Mac REMICS	6.639	9/15/2039	11,338
410,091	Freddie Mac REMICS	6.439	12/15/2039	65,984
118,605	Freddie Mac REMICS	4.000	8/15/2040	16,468
74,324	Freddie Mac Strips	7.000	4/1/2027	14,724
322,436	Freddie Mac Gold Pool	5.000	6/1/2041	357,565
				567,223
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.0%
256,221	Fannie Mae Pool	3.500	6/1/2042	267,457
195,223	Fannie Mae Interest Strip	7.500	7/25/2022	39,876
92,398	Fannie Mae Interest Strip	8.000	7/25/2024	20,386
121,866	Fannie Mae Interest Strip	8.500	10/25/2025	29,869
45,282	Fannie Mae Interest Strip	7.500	9/25/2037	10,283
202,952	Fannie Mae Interest Strip	4.500	11/25/2039	37,021
338,989	Fannie Mae Interest Strip	4.500	11/25/2039	60,956
56,510	Fannie Mae Interest Strip	5.000	3/25/2041	11,078
355,678	Fannie Mae REMICS	7.831	9/25/2023	71,447
808,104	Fannie Mae REMICS	3.000	2/25/2033	123,637
436,860	Fannie Mae REMICS	8.081	6/25/2033	92,529
12,685	Fannie Mae REMICS	13.901	7/25/2034	15,980
110,594	Fannie Mae REMICS	4.500	12/25/2041	20,013
269,951	Fannie Mae REMICS	5.991	10/25/2042	49,141
				849,673
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.9%
20,947	Government National Mortgage Association	25.802	11/16/2024	29,827
73,788	Government National Mortgage Association	7.939	6/16/2032	19,482
97,467	Government National Mortgage Association	5.939	10/16/2034	16,815
125,099	Government National Mortgage Association	5.000	3/20/2039	13,707
				79,831

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $1,493,623)			1,496,727

	SHORT-TERM INVESTMENTS - 57.2%
1,567,192	Fidelity Institutional Money Market Portfolio, Class I, 0.11% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,567,192)			1,567,192

	TOTAL INVESTMENTS - 111.8% (Cost - $3,060,815) (a)			$3,063,919
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8) %			(322,810)
	NET ASSETS - 100.0%			$2,741,109

**	Rate shown represents the rate at December 31, 2014, is subject to change and resets daily.

REMICS - Real Estate Morgtgage Investment Conduit

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $3,060,815 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$47,421
Unrealized depreciation:	(44,317)
Net unrealized appreciation:	$3,104

The accompanying notes are an integral part of these financial statements.

91

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Long / (Short)		Unrealized
Contracts		Gain/(Loss)
	LONG FUTURES CONTRACTS - 0.0%
8	US 10 Year Future, Maturing March 2015
	(Underlying Face Amount at Value $1,014,375)	$500
	Net Unrealized Gain from Open Short Futures Contracts	500

	SHORT FUTURES CONTRACTS - 0.0%
(1)	90 Day Euro$ Future, Maturing December 2015
	(Underlying Face Amount at Value $247,713)	263
(3)	90 Day Euro$ Future, Maturing March 2016
	(Underlying Face Amount at Value $741,150)	413
(3)	90 Day Euro$ Future, Maturing June 2016
	(Underlying Face Amount at Value $739,275)	425
(3)	90 Day Euro$ Future, Maturing September 2016
	(Underlying Face Amount at Value $737,513)	300
(2)	90 Day Euro$ Future, Maturing December 2016
	(Underlying Face Amount at Value $490,650)	(75)
(3)	90 Day Euro$ Future, Maturing March 2017
	(Underlying Face Amount at Value $734,775)	(38)
(3)	90 Day Euro$ Future, Maturing June 2017
	(Underlying Face Amount at Value $733,650)	(150)
(3)	90 Day Euro$ Future, Maturing September 2017
	(Underlying Face Amount at Value $732,788)	(1)
(3)	90 Day Euro$ Future, Maturing December 2017
	(Underlying Face Amount at Value $732,000)	(300)
	Net Unrealized Gain from Open Short Futures Contracts	$837

The accompanying notes are an integral part of these financial statements.

92

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2014

	Catalyst	Catalyst	Catalyst	Catalyst
	Small-Cap Insider	Hedged Insider	Insider	Insider Long/	Catalyst Activist	Catalyst Insider
	Buying Fund	Buying Fund (a)	Buying Fund	Short Fund	Investor Fund	Income Fund

ASSETS:
Investments in securities, at cost	$129,316,779	$25,114,934	$419,972,513	$17,011,588	$381,625	$630,623
Investments in securities, at value including $23,307,157, $2,862,711, $0, $0, $0, $0 of securities loaned	$129,203,330	$25,038,108	$434,035,962	$16,249,840	$394,092	$596,229
Receivable for securities sold	7,299,152	2,131,539	13,267,621	385,047	3,754	—
Receivable for Fund shares sold	38,001	2,418	771,187	145,421	—	—
Dividends and interest receivable	24,804	8,439	511,618	10,766	359	5,477
Cash	—	1,838	—	—	—	—
Due from manager	—	—	—	—	7,239	6,885
Deposits with Broker	—	—	—	13,658,909	—	—
Prepaid expenses and other assets	28,466	22,122	53,061	19,191	1,696	1,399
Total Assets	136,593,753	27,204,464	448,639,449	30,469,174	407,140	609,990

LIABILITIES:
Options written (premiums received $0, $366,016, $0, $351,439, $0, $0)	—	202,940	—	13,600	—	—
Securities sold short (proceeds $0, $0, $0, $12,223,590, $0, $0)	—	—	—	12,447,161	—	—
Management fees payable	114,838	17,395	388,636	14,727	—	—
Payable upon return of securities loaned (Note 1)	23,773,330	2,919,965	—	—	—	—
Due to custodian	—	—	—	—	1,781	—
Due to Broker	—	1,697,967	—	—	—	—
Payable for securities purchased	6,104,923	1,329,722	13,521,391	—	—	—
Payable for Fund shares redeemed	370,597	268,924	797,477	80,642	—	—
Fees payable to affiliate	4,111	1,260	15,092	1,036	408	410
Accrued 12b-1 fees	115,858	65,883	232,249	10,103	187	225
Administration fees payable	7,170	1,389	22,095	118	1,298	1,948
Accrued expenses and other liabilities	27,718	9,171	11,464	11,185	8,733	9,540
Total Liabilities	30,518,545	6,514,616	14,988,404	12,578,572	12,407	12,123

Net Assets	$106,075,208	$20,689,848	$433,651,045	$17,890,602	$394,733	$597,867

NET ASSETS CONSIST OF:
Paid in capital	$123,521,967	$23,823,944	$434,651,330	$19,888,010	$416,746	$636,473
Undistributed net investment income (loss)	363,077	(15,206)	362,867	(44,457)	(77)	(240)
Accumulated net realized (loss) on investments, securities sold short, options purchased and options written	(17,696,387)	(3,205,140)	(15,426,601)	(1,305,471)	(34,403)	(3,972)
Net unrealized appreciation (depreciation) on investments, securities sold short, options purchased and options written	(113,449)	86,250	14,063,449	(647,480)	12,467	(34,394)
Net Assets	$106,075,208	$20,689,848	$433,651,045	$17,890,602	$394,733	$597,867

Class A
Net Assets	$79,095,739	$16,908,317	$330,673,039	$11,840,782	$226,278	$417,151
Shares of beneficial interest outstanding (a)	4,900,861	1,562,489	21,870,361	1,129,160	23,835	45,515
Net asset value per share	$16.14	$10.82	$15.12	$10.49	$9.49	$9.17
Maximum offering price per share (b)	$17.12	$11.48	$16.04	$11.13	$10.07	$9.63
Minimum redemption price per share (c)	$15.98	$10.71	$14.97	$10.39	$9.40	$9.08

Class C
Net Assets	$17,207,597	$3,471,685	$64,278,247	$2,986,185	$65,709	$917
Shares of beneficial interest outstanding (a)	1,105,755	327,600	4,199,891	289,641	6,918	100
Net asset value, offering price and redemption price per share	$15.56	$10.60	$15.30	$10.31	$9.50	$9.17

Class I
Net Assets	$9,771,872	$309,846	$38,699,759	$3,063,635	$102,746	$179,799
Shares of beneficial interest outstanding (a)	600,352	28,575	2,558,563	291,696	10,819	19,624
Net asset value, offering price and redemption price per share	$16.28	$10.84	$15.13	$10.50	$9.50	$9.16

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund excluding the Catalyst Insider Income Fund which imposes 4.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

93

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2014

	Catalyst	Catalyst Hedged	Catalyst	Catalyst	Catalyst/Equity	Catalyst/Groesbeck
	Event Arbitrage	Futures Strategy	Absolute Total	Dynamic Alpha	Compass Buyback	Growth of
	Fund	Fund	Return Fund	Fund	Strategy Fund	Income Fund

ASSETS:
Investments in securities, at cost	$17,289,450	$397,727,309	$2,756,142	$52,254,031	$16,112,343	$17,138,935
Investments in securities, at value including $0, $0, $0, $0, $497,301 $0,of securities loaned	$17,015,177	$385,176,466	$2,734,178	$62,475,787	$15,938,005	$23,017,535
Receivable for securities sold	1,764,476	—	5,656	—	—	—
Receivable for Fund shares sold	—	3,273,168	—	343,223	66,737	250
Dividends and interest receivable	17,768	20,308	3,603	20,448	13,262	22,943
Cash	—	—	7	—	—	—
Due from Manager	—	—	4,253	—	—	—
Deposits with Broker	1,573,938	157,821,284	125,056	—	—	—
Prepaid expenses and other assets	11,633	71,061	1,535	18,731	25,017	12,765
Total Assets	20,382,992	546,362,287	2,874,288	62,858,189	16,043,021	23,053,493

LIABILITIES:
Options written (premiums received $84,592, $41,996,000, $8,613, $0, $0, $0)	476,800	30,002,750	10,058	—	—	—
Securities sold short (proceeds $5,219,526, $0, $120,862, $0, $0, $0)	5,557,889	—	124,095	—	—	—
Management fees payable	9,498	779,005	—	45,137	6,637	18,706
Payable upon return of securities loaned (Note 1)	—	—	—	—	507,247	—
Payable for securities purchased	1,904,684	—	465,611	2,045,224	—	—
Payable for Fund shares redeemed	84,899	2,179,071	—	26,364	49,656	336,912
Dividends payable on short sales	16,918	—	—	—	—	—
Fees payable to affiliate	895	16,933	475	2,301	1,019	1,210
Accrued 12b-1 fees	82,201	18,610	42	48,036	5,680	24,496
Administration fees payable	314	23,920	1,537	2,994	1,043	1,154
Accrued expenses and other liabilities	17,453	4,370	12,371	11,130	12,666	13,684
Total Liabilities	8,151,551	33,024,659	614,189	2,181,186	583,948	396,162

Net Assets	$12,231,441	$513,337,628	$2,260,099	$60,677,003	$15,459,073	$22,657,331

NET ASSETS CONSIST OF:
Paid in capital	$16,320,236	$539,349,727	$2,303,556	$50,214,753	$16,457,592	$16,636,754
Undistributed net investment income (loss)	(204,230)	(3,970,340)	(1,269)	(58,713)	(4,502)	566
Accumulated net realized gain (loss) on investments, securities sold short, options purchased, options written and futures	(2,879,710)	(21,484,166)	(15,546)	299,207	(819,679)	141,411
Net unrealized appreciation (depreciation) on investments, securities sold short, options purchased and options written	(1,004,855)	(557,593)	(26,642)	10,221,756	(174,338)	5,878,600
Net Assets	$12,231,441	$513,337,628	$2,260,099	$60,677,003	$15,459,073	$22,657,331

Class A
Net Assets	$11,782,232	$201,800,228	$193,069	$52,668,930	$5,860,206	$16,615,203
Shares of beneficial interest outstanding (a)	1,442,699	19,755,672	19,788	3,375,091	617,950	1,057,497
Net asset value per share	$8.17	$10.21	$9.76	$15.61	$9.48	$15.71
Maximum offering price per share (b)	$8.67	$10.83	$10.36	$16.56	$10.06	$16.67
Minimum redemption price per share (c)	$8.09	$10.11	$9.66	$15.45	$9.39	$15.55

Class C
Net Assets	$206,876	$48,559,490	$978	$1,565,796	$5,623,358	$566,203
Shares of beneficial interest outstanding (a)	25,800	4,800,408	100	102,862	597,362	36,555
Net asset value, offering price and redemption price per share	$8.02	$10.12	$9.78	$15.22	$9.41	$15.49

Class I
Net Assets	$242,333	$262,977,910	$2,066,052	$6,442,277	$3,975,509	$5,475,925
Shares of beneficial interest outstanding (a)	29,522	$25,676,066	211,578	$412,609	$417,717	348,560
Net asset value, offering price and redemption price per share	$8.21	$10.24	$9.76	$15.61	$9.52	$15.71

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

94

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2014

	Catalyst/Groesbeck	Catalyst/Lyons	Catalyst/Lyons	Catalyst Macro	Catalyst/MAP	Catalyst/MAP
	Aggressive Growth	Hedged Premium	Tactical	Strategy	Global Capital	Global Total Return
	Fund	Return Fund	Allocation Fund	Fund	Appreciation Fund	Income Fund

ASSETS:
Investments in securities, at cost	$1,033,688	$8,838,336	$123,211,050	$425,722	$36,215,771	$19,965,878

Investments in securities, at value	$1,066,920	$9,349,057	$133,557,641	$419,107	$37,373,075	$21,065,151
Receivable for securities sold	—	—	—	—	—	—
Receivable for Fund shares sold	100,000	63,925	1,760,116	—	7,443	20,340
Dividends and interest receivable	62	2,406	145,286	199	70,967	128,310
Foreign Cash (Cost $ )	—	—	—	—	3,625	704
Due from manager	6,149	—	—	8,597	—	—
Deposit with broker	—	20,933	—	25,492	—	—
Prepaid expenses and other assets	452	5,951	21,963	5,017	18,849	12,339
Total Assets	1,173,583	9,442,272	135,485,006	458,412	37,473,959	21,226,844

LIABILITIES:
Options written (premiums received $0, $256,634, $0, $4,835, $274,237, $105,790)	—	101,600	—	5,205	292,935	93,760
Securities sold short (proceeds $0, $0, $0, $81,384, $0, $0)	—	—	—	84,380	—	—
Management fees payable	—	2,725	119,732	—	32,099	15,118
Payable for securities purchased	—	122,202	—	—	321,947	589,740
Payable for Fund shares redeemed	—	699,601	106,917	—	5,887	48
Fees payable to affiliate	436	702	4,838	645	1,706	1,151
Accrued 12b-1 fees	479	11,327	175,773	6,681	19,852	14,815
Administration fees payable	1,616	730	6,856	2,504	2,315	2,363
Accrued expenses and other liabilities	6,121	12,102	13,836	10,478	11,948	16,158
Total Liabilities	8,652	950,989	427,952	109,893	688,689	733,153

Net Assets	$1,164,931	$8,491,283	$135,057,054	$348,519	$36,785,270	$20,493,691

NET ASSETS CONSIST OF:
Paid in capital	$1,136,602	$7,710,428	$125,010,357	$109,443	$35,970,299	$19,488,149
Undistributed net investment income (loss)	(4,903)	(29,153)	(45,874)	(111,527)	(132,059)	(53,834)
Accumulated net realized gain (loss) on investments, options purchased, options written and foreign currency transactions	—	144,253	(254,020)	360,584	(188,782)	(51,205)
Net unrealized appreciation (depreciation) on investments, options purchased options written and foreign currency translations	33,232	665,755	10,346,591	(9,981)	1,135,812	1,110,581
Net Assets	$1,164,931	$8,491,283	$135,057,054	$348,519	$36,785,270	$20,493,691

Class A
Net Assets	$1,040,805	$6,202,638	$101,360,385	$156,367	$29,210,425	$15,777,606
Shares of beneficial interest outstanding (a)	101,224	526,496	6,932,180	18,279	2,371,449	1,382,995
Net asset value per share	$10.28	$11.78	$14.62	$8.55	$12.32	$11.41
Maximum offering price per share (b)	$10.91	$12.50	$15.51	$9.07	$13.07	$12.11
Minimum redemption price per share (c)	$10.18	$11.66	$14.47	$8.46	$12.20	$11.30

Class C
Net Assets	$13,323	$1,960,584	$30,499,098	$856	$7,311,261	$4,458,162
Shares of beneficial interest outstanding (a)	1,300	167,755	2,107,743	100	597,689	392,795
Net asset value, offering price and redemption price per share	$10.25	$11.69	$14.47	$8.56	$12.23	$11.35

Class I
Net Assets	$110,803	$328,061	$3,197,571	$191,296	$263,584	$257,923
Shares of beneficial interest outstanding (a)	10,768	27,817	218,707	22,358	21,408	22,613
Net asset value, offering price and redemption price per share	$10.29	$11.79	$14.62	$8.56	$12.31	$11.41

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

95

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2014

		Catalyst/Princeton	Catalyst/Princeton		Catalyst/SMH
	Catalyst MLP &	Floating Rate	Hedged Income	Catalyst/SMH	Total Return
	Infrastructure Fund	Income Fund	Fund	High Income Fund	Income Fund

ASSETS:
Investments in securities, at cost	$2,770,753	$86,427,841	$251,786	$55,649,249	$48,464,536

Investments in securities, at value	$2,760,179	$83,800,157	$245,854	$38,569,341	$36,910,199
Receivable for securities sold	—	2,078,535	—	—	—
Receivable for Fund shares sold	400,000	216,093	—	—	109,747
Dividends and interest receivable	58	1,019,422	495	622,142	435,467
Due from manager	1,349	—	7,794	—	—
Prepaid expenses and other assets	—	24,359	2,392	16,071	17,446
Total Assets	3,161,586	87,138,566	256,535	39,207,554	37,472,859

LIABILITIES:
Management fees payable	—	67,788	—	32,180	34,376
Payable for securities purchased	1,470,753	4,179,544	—	—	—
Payable for Fund shares redeemed	12	714,230	—	217,695	64,331
Fees payable to affiliate	96	3,275	467	2,000	1,901
Accrued 12b-1 fees	—	12,141	2	122,249	87,075
Administration fees payable	460	6,979	2,029	4,043	2,959
Accrued expenses and other liabilities	916	10,516	959	30,788	24,283
Total Liabilities	1,472,237	4,994,473	3,457	408,955	214,925

Net Assets	$1,689,349	$82,144,093	$253,078	$38,798,599	$37,257,934

NET ASSETS CONSIST OF:
Paid in capital	$1,699,988	$85,327,204	$259,018	$68,487,893	$55,073,364
Undistributed net investment income (loss)	(65)	22,672	(8)	(51,805)	968,765
Accumulated net realized (loss) on investments and options written	—	(578,099)	—	(12,557,581)	(7,229,858)
Net unrealized (depreciation) on investments and options written	(10,574)	(2,627,684)	(5,932)	(17,079,908)	(11,554,337)
Net Assets	$1,689,349	$82,144,093	$253,078	$38,798,599	$37,257,934

Class A
Net Assets	$999	$50,267,949	$972	$21,209,948	$13,878,506
Shares of beneficial interest outstanding (a)	100	4,988,910	100	4,687,455	2,715,767
Net asset value per share	$9.99	$10.08	$9.72	$4.52	$5.11
Maximum offering price per share (b)	$10.60	$10.58	$10.20	$4.75	$5.42
Minimum redemption price per share (c)	$9.89	$9.98	$9.62	$4.47	$5.06

Class C
Net Assets	$999	$7,785,347	$972	$16,055,223	$16,980,723
Shares of beneficial interest outstanding (a)	100	774,582	100	3,547,985	3,324,542
Net asset value, offering price and redemption price per share	$9.99	$10.05	$9.72	$4.53	$5.11

Class I
Net Assets	$1,687,351	$24,090,797	$251,134	$1,533,428	$6,398,705
Shares of beneficial interest outstanding (a)	168,927	2,391,158	25,848	338,849	1,253,994
Net asset value, offering price and redemption price per share	$9.99	$10.07	$9.72	$4.53	$5.10

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund excluding Catalyst/Princeton Floating Rate Income Fund, Catalyst/Princeton Hedged Income Fund and Catalyst/SMH High Income Fund which imposes a 4.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

96

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2014

		Catalyst/
	Catalyst Time Value	Stone Beach Income
	Trading Fund	Opportunity Fund

ASSETS:
Investments in securities, at cost	$335,134	$3,060,815

Investments in securities, at value	$335,134	$3,063,919
Receivable for securities sold	13,450	—
Receivable for Fund shares sold	—	9,759
Dividends and interest receivable	22	14,224
Futures unrealized appreciation	—	1,337
Due from manager	7,240	6,565
Deposit with broker	247,150	9,941
Margin receivable	—	—
Prepaid expenses and other assets	4,183	8,193
Total Assets	607,179	3,113,938

LIABILITIES:
Options written (premiums received $33,023, $0)	3,762	—
Payable for securities purchased	—	367,635
Payable for Fund shares redeemed	—	24
Fees payable to affiliate	518	468
Accrued 12b-1 fees	95	30
Administration fees payable	2,243	1,944
Accrued expenses and other liabilities	5,089	2,728
Total Liabilities	11,707	372,829

Net Assets	$595,472	$2,741,109

NET ASSETS CONSIST OF:
Paid in capital	$614,784	$2,736,377
Undistributed net investment income (loss)	(1,247)	415
Accumulated net realized (loss) on investments, options written and futures	(47,326)	(124)
Net unrealized appreciation on investments,
options written and futures	29,261	4,441
Net Assets	$595,472	$2,741,109

Class A
Net Assets	$498,419	$844,532
Shares of beneficial interest outstanding (a)	50,803	83,397
Net asset value per share	$9.81	$10.13
Maximum offering price per share (b)	$10.41	$10.75
Minimum redemption price per share (c)	$9.71	$10.03

Class C
Net Assets	$979	$1,012
Shares of beneficial interest outstanding (a)	100	100
Net asset value, offering price and redemption price per share	$9.79	$10.12

Class I
Net Assets	$96,074	$1,895,565
Shares of beneficial interest outstanding (a)	9,800	187,163
Net asset value, offering price and redemption price per share	$9.80	$10.13

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

97

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months or Period Ended December 31, 2014

	Catalyst	Catalyst	Catalyst	Catalyst
	Small-Cap Insider	Hedged Insider	Insider	Insider Long/	Catalyst Activist	Catalyst Insider
	Buying Fund	Buying Fund	Buying Fund	Short Fund	Investor Fund (a)	Income Fund (a)

Investment Income:
Dividend income	$584,068	$166,474	$4,309,295	$112,030	$2,578	$—
Interest income	899	770	3,524	548	13	8,641
Securities lending - net	547,344	82,434	—	—	—	—
Foreign tax withheld	—	—	—	—	(4)	—
Total Investment Income	1,132,311	249,678	4,312,819	112,578	2,587	8,641

Operating Expenses:
Investment management fees	661,741	183,410	1,838,708	97,544	2,282	2,356
12b-1 Fees:
Class A	95,611	30,494	367,378	13,894	319	418
Class C	91,947	23,218	261,892	14,738	64	5
Administration fees	29,164	8,881	96,682	5,060	10,450	10,787
Mfund Services fees	21,600	7,845	68,293	5,312	2,154	2,169
Registration fees	24,625	16,656	21,077	10,454	977	622
Networking fees	28,832	9,303	65,419	2,849	636	636
Audit fees	6,050	6,552	6,052	6,561	5,730	5,936
Custody fees	4,585	2,527	11,632	3,163	1,950	1,950
Printing expense	10,501	2,970	15,294	1,253	1,850	1,850
Compliance officer fees	3,168	3,158	3,237	3,189	2,113	2,952
Trustees’ fees	2,319	2,320	2,319	2,319	2,010	2,010
Legal fees	3,605	4,760	3,640	2,346	3,362	3,362
Insurance expense	1,689	588	2,497	97	—	—
Dividend expense	—	—	—	29,848	—	—
Interest expense	—	89,833	—	200	—	—
Miscellaneous expense	3,970	2,676	15,825	2,139	1,219	1,219
Total Operating Expenses	989,407	395,191	2,779,945	200,966	35,116	36,272
Less: Expenses waived/reimbursed by Manager	(71,536)	(51,854)	—	(36,373)	(32,452)	(33,024)
Net Operating Expenses	917,871	343,337	2,779,945	164,593	2,664	3,248

Net Investment Income (Loss)	214,440	(93,659)	1,532,874	(52,015)	(77)	5,393

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(7,290,528)	(1,947,771)	(9,645,438)	(1,351,793)	(34,403)	(3,972)
Securities sold short	—	—	—	78,613	—	—
Options purchased	—	(1,437,239)	—	—	—	—
Options written	—	180,708	—	—	—	—
Net realized (loss)	(7,290,528)	(3,204,302)	(9,645,438)	(1,273,180)	(34,403)	(3,972)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,847,022)	(2,300,572)	3,313,442	(1,400,986)	12,467	(34,394)
Securities sold short	—	—	—	694,050	—	—
Options purchased	—	105,343	—	—	—	—
Options written	—	92,179	—	337,839	—	—
Net change in unrealized appreciation (depreciation)	(6,847,022)	(2,103,050)	3,313,442	(369,097)	12,467	(34,394)

Net Realized and Unrealized Gain (Loss) on Investments	(14,137,550)	(5,307,352)	(6,331,996)	(1,642,277)	(21,936)	(38,366)

Net (Decrease) in Net Assets
Resulting From Operations	$(13,923,110)	$(5,401,011)	$(4,799,122)	$(1,694,292)	$(22,013)	$(32,973)

(a)	The Catalyst Activist Investor Fund and Catalyst Insider Income Fund commenced operations on July 29, 2014

The accompanying notes are an integral part of these financial statements.

98

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months or Period Ended December 31, 2014

	Catalyst	Catalyst Hedged	Catalyst	Catalyst	Catalyst/Equity	Catalyst/Groesbeck
	Event Arbitrage	Futures Strategy	Absolute Total	Dynamic Alpha	Compass Buyback	Growth of
	Fund	Fund	Return Fund (a)	Fund	Strategy Fund	Income Fund

Investment Income:
Dividend Income	$173,207	$—	$18,212	$226,507	$157,957	$216,921
Interest Income	270	78,081	5	47	82	140
Securities Lending - net	—	—		—	2,108	—
Foreign tax withheld	(627)	—	—	—	(488)	—
Total Investment Income	172,850	78,081	18,217	226,554	159,659	217,061

Operating Expenses:
Investment management fees	95,120	3,389,939	5,159	210,790	102,641	103,309
12b-1 Fees:
Class A	17,991	212,091	74	48,550	7,694	20,804
Class C	2,379	174,183	4	3,991	27,941	2,719
Administration fees	6,159	100,241	10,254	11,890	6,306	6,294
Mfund Services fees	5,272	71,259	2,192	10,028	6,243	6,234
Registration fees	9,520	26,806	651	8,961	26,904	11,217
Networking fees	2,030	30,409	588	747	246	1,012
Audit fees	6,561	6,057	5,824	6,806	6,085	6,050
Custody fees	5,404	5,684	1,884	2,513	2,897	1,617
Printing expense	1,701	10,859	1,795	2,518	2,205	1,698
Compliance officer fees	3,190	3,238	3,028	3,647	3,652	3,511
Trustees’ fees	2,319	2,320	1,964	2,320	2,323	2,319
Legal fees	3,278	3,505	3,497	3,635	4,618	2,540
Insurance expense	677	887	—	659	306	415
Dividend expense	77,280	—	—	—	—	—
Interest expense	74,741	—	—	—	—	—
Miscellaneous expense	1,728	10,943	1,178	1,664	2,967	1,191
Total Operating Expenses	315,350	4,048,421	38,092	318,719	203,028	170,930
Less: Expenses waived/reimbursed by Manager	(27,526)	—	(31,933)	(33,452)	(38,867)	(13,070)
Net Operating Expenses	287,824	4,048,421	6,159	285,267	164,161	157,860

Net Investment Income (Loss)	(114,974)	(3,970,340)	12,058	(58,713)	(4,502)	59,201

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(1,251,747)	—	(15,149)	1,338,021	(819,531)	510,986
Securities sold short	(792,644)	—	—	—	—	—
Options purchased	(217,647)	(19,152,571)	—	—	—	—
Options written	204,719	5,987,214	637	—	—	—
Futures	—	(5,669,570)	—	—	—	—
Foreign currency transactions	177	—	—	—	—
Net realized gain (loss)	(2,057,142)	(18,834,927)	(14,512)	1,338,021	(819,531)	510,986

Net change in unrealized appreciation (depreciation) on:
Investments	48,983	—	(21,964)	3,637,010	(244,368)	1,124,045
Securities sold short	303,259	—	(3,233)	—	—	—
Options purchased	162,585	(15,478,164)	—	—	—	—
Options written	(416,011)	12,278,250	(1,445)	—	—	—
Foreign currency translations	8	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	98,824	(3,199,914)	(26,642)	3,637,010	(244,368)	1,124,045

Net Realized and Unrealized Gain (Loss) on Investments	(1,958,318)	(22,034,841)	(41,154)	4,975,031	(1,063,899)	1,635,031

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,073,292)	$(26,005,181)	$(29,096)	$4,916,318	$(1,068,401)	$1,694,232

(a)	The Catalyst Absolute Total Return commenced operations on July 31, 2014

The accompanying notes are an integral part of these financial statements.

99

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months or Period Ended December 31, 2014

	Catalyst/Groesbeck	Catalyst/Lyons	Catalyst/Lyons	Catalyst Macro	Catalyst/MAP	Catalyst/MAP
	Aggressive Growth	Hedged Premium	Tactical Allocation	Strategy	Global Capital	Global Total Return
	Fund (a)	Return Fund	Fund	Fund	Appreciation Fund	Income Fund

Investment Income:
Dividend Income	$1,779	$21,995	$1,363,481	$214,443	$343,375	$127,236
Interest Income	97	68	678	382	1,182	74,193
Securities Lending - net	—	—	—	—	—	—
Foreign tax withheld	—	—	—	—	(17,421)	(3,156)
Total Investment Income	1,876	22,063	1,364,159	214,825	327,136	198,273

Operating Expenses:
Investment management fees	4,306	41,051	705,315	196,262	168,971	100,971
12b-1 fees:
Class A	588	7,838	107,301	3,594	33,364	18,879
Class C	35	1,118	130,929	100,805	34,494	24,579
Administration fees	10,450	2,619	30,536	12,908	10,990	9,275
Mfund Services fees	2,263	3,690	22,823	7,386	8,566	6,151
Registration fees	704	6,871	21,083	4,987	9,795	7,679
Networking fees	378	246	23,382	1,904	6,371	4,262
Audit fees	5,348	6,084	6,051	6,718	7,058	7,307
Custody fees	1,799	2,707	4,628	2,424	3,560	3,499
Printing expense	1,625	2,205	6,258	2,532	2,241	2,205
Compliance officer fees	2,928	3,545	3,619	3,667	3,413	3,413
Trustees’ fees	2,010	2,323	2,319	2,328	2,319	2,319
Legal fees	3,224	4,025	3,833	4,638	2,762	2,762
Insurance expense	—	46	1,577	—	446	381
Dividend expense	—	—	—	—	—	—
Interest expense	—	—	—	367	—	—
Miscellaneous expense	1,219	1,891	6,377	4,101	2,043	1,919
Total Operating Expenses	36,877	86,259	1,076,031	354,621	296,393	195,601
Less: Expenses waived by Manager	(30,098)	(35,043)	(131,313)	(28,271)	(8,312)	(20,864)
Net Operating Expenses	6,779	51,216	944,718	326,350	288,081	174,737

Net Investment Income (Loss)	(4,903)	(29,153)	419,441	(111,525)	39,055	23,536

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	292,616	1,546,990	332,622	(24,453)	48,842
Securities sold short	—	—	—		—	—
Distribution of realized gains by underlying investment companies	—	—	—		—	—
Options purchased	—	(3,236)	—	6,930	—	—
Options written	—	—	—	—	32,452	34,168
Futures	—
Foreign currency transactions	—	—	—		(2,508)	(1,798)
Net realized gain	—	289,380	1,546,990	339,552	5,491	81,212

Net change in unrealized appreciation (depreciation) on:
Investments	33,232	443,780	6,095,782	(574,185)	(1,691,205)	(629,440)
Securities sold short	—	—	—	(2,996)	—	—
Options purchased	—	(158,293)	—	18,628	—	—
Options written	—	155,034	—	3,446	16,588	26,714
Futures	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	(2,900)	(1,158)
Net change in unrealized appreciation (depreciation)	33,232	440,521	6,095,782	(555,107)	(1,677,517)	(603,884)

Net Realized and Unrealized Gain (Loss) on Investments	33,232	729,901	7,642,772	(215,555)	(1,672,026)	(522,672)

Net Increase (Decrease) in Net Assets Resulting From Operations	$28,329	$700,748	$8,062,213	$(327,080)	$(1,632,971)	$(499,136)

(a)	The Catalyst/Groesbeck Aggressive Growth Fund commenced operations on July 29, 2014.

The accompanying notes are an integral part of these financial statements.

100

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months or Period Ended December 31, 2014

	Catalyst MLP &	Catalyst/Princeton	Catalyst/Princeton		Catalyst/SMH
	Infrastructure	Floating Rate	Hedged Income	Catalyst/SMH	Total Return
	Fund (a)	Income Fund	Fund (b)	High Income Fund	Income Fund

Investment Income:
Dividend Income	$68	$13,595	$1,244	$—	$810,674
Interest Income	—	2,508,167	128	2,154,172	1,078,837
Securities Lending - net	—	—	—	—	—
Foreign tax withheld	(10)	—	—	—	—
Total Investment Income	58	2,521,762	1,372	2,154,172	1,889,511

Operating Expenses:
Investment management fees	85	397,359	321	260,334	234,214
12b-1 fees:
Class A	—	51,657	—	38,163	24,701
Class C	—	46,470	1	99,562	103,834
Administration fees	460	37,759	3,633	17,324	14,484
Mfund Services fees	96	16,854	718	11,975	11,006
Registration fees	55	16,282	623	15,780	15,993
Networking fees	—	14,841	—	12,022	9,632
Audit fees	249	7,063	3,098	7,058	7,057
Custody fees	92	5,308	684	4,167	2,500
Printing expense	96	4,167	1,107	8,382	4,887
Compliance officer fees	134	3,733	935	3,476	3,476
Trustees’ fees	88	2,319	655	2,319	2,319
Legal fees	144	3,249	1,659	3,990	3,486
Insurance expense	—	1,535	—	1,791	1,160
Dividend expense	—	—	—	—	—
Interest expense	—	—	—	—	—
Miscellaneous expense	58	5,213	664	1,562	1,541
Total Operating Expenses	1,557	613,809	14,098	487,905	440,290
Less: Expenses waived by Manager	(1,434)	(38,126)	(13,755)	(38,165)	(7,502)
Net Operating Expenses	123	575,683	343	449,740	432,788

Net Investment Income (Loss)	(65)	1,946,079	1,029	1,704,432	1,456,723

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	(573,094)	—	535,953	455,127
Options written	—	—	—	—	40,195
Foreign currency transactions	—	—	—	—	—
Net realized gain (loss)	—	(573,094)	—	535,953	495,322

Net change in unrealized appreciation (depreciation) on:
Investments	(10,574)	(3,515,210)	(5,932)	(11,259,124)	(9,174,383)
Options written	—	—	—	—	4,998
Net change in unrealized (depreciation)	(10,574)	(3,515,210)	(5,932)	(11,259,124)	(9,169,385)

Net Realized and Unrealized (Loss) on Investments	(10,574)	(4,088,304)	(5,932)	(10,723,171)	(8,674,063)

Net (Decrease) in Net Assets Resulting From Operations	$(10,639)	$(2,142,225)	$(4,903)	$(9,018,739)	$(7,217,340)

(a)	The Catalyst MLP & Infrastructure Fund commenced operations on December 22, 2014.

(b)	The Catalyst/Princeton Hedged Income Fund commenced operations on November 7, 2014.

The accompanying notes are an integral part of these financial statements.

101

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Period Ended December 31, 2014

		Catalyst/
	Catalyst Time Value	Stone Beach Income
	Trading Fund (a)	Opportunity Fund (b)

Investment Income:
Dividend Income	$—	$—
Interest Income	32	10,937
Securities Lending - net	—	—
Foreign tax withheld	—	—
Total Investment Income	32	10,937

Operating Expenses:
Investment management fees	1,038	2,354
12b-1 fees:
Class A	117	29
Class C	1	1
Administration fees	3,845	2,755
Mfund Services fees	772	574
Registration fees	659	475
Networking fees	—	—
Audit fees	2,809	2,176
Custody fees	723	487
Printing expense	1,170	837
Compliance officer fees	1,075	718
Trustees’ fees	693	466
Legal fees	1,755	1,256
Insurance expense	—	—
Dividend expense	—	—
Interest expense	—	—
Miscellaneous expense	702	502
Total Operating Expenses	15,359	12,630
Less: Expenses waived by Manager	(14,080)	(9,909)
Net Operating Expenses	1,279	2,721

Net Investment Income (loss)	(1,247)	8,216

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Options written	(35,148)	—
Futures	(12,178)	(124)
Net realized (loss)	(47,326)	(124)

Net change in unrealized appreciation (depreciation) on:
Investments	—	3,104
Options written	29,261	—
Futures	—	1,337

Net change in unrealized appreciation	29,261	4,441

Net Realized and Unrealized Gain (Loss) on Investments	(18,065)	4,317

Net Increase (Decrease) in Net Assets Resulting From Operations	$(19,312)	$12,533

(a)	The Catalyst Time Value Trading Fund commenced operations on November 7, 2014.

(b)	The Catalyst/Stone Beach Income Opportunity Fund commenced operations on November 20, 2014.

The accompanying notes are an integral part of these financial statements.

102

CATALYST FUNDS
Statements of Changes in Net Assets

					Catalyst Insider
	Catalyst Small-Cap Insider Buying Fund		Catalyst Hedged Insider Buying Fund		Buying Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$214,440	$630,219	$(93,659)	$189,863	$1,532,874	$654,458
Net realized gain (loss) on investments	(7,290,528)	9,517,527	(3,204,302)	2,511,664	(9,645,438)	9,423,792
Net change in unrealized appreciation/ (depreciation) on investments	(6,847,022)	8,967,764	(2,103,050)	2,284,331	3,313,442	10,775,402
Net increase (decrease) in net assets resulting from operations	(13,923,110)	19,115,510	(5,401,011)	4,985,858	(4,799,122)	20,853,652

Distributions to Shareholders from:
Net investment income
Class A	(73,325)	(363,981)	—	(20,046)	(1,032,833)	(80,114)
Class C	—	(26,411)	—	—	—	—
Class I	(23,958)	(28,920)	—	—	(177,539)	—
Net realized gains
Class A	—	—	(2,089,392)	(263,550)	(11,608,290)	(652,811)
Class C	—	—	(420,701)	(32,843)	(2,182,652)	(102,917)
Class I	—	—	(37,064)	—	(1,322,159)	—

Total distributions to shareholders	(97,283)	(419,312)	(2,547,157)	(316,439)	(16,323,473)	(835,842)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	36,329,682	42,600,409	6,853,595	26,622,804	194,721,720	203,675,925
Class C	6,050,928	8,522,516	674,046	3,723,087	33,054,297	35,080,670
Class I	11,251,896	6,196,140	272,204	149,708	43,024,977	215,100
Reinvestment of distributions
Class A	63,915	319,920	1,889,614	247,396	11,313,442	669,102
Class C	—	23,809	388,281	32,078	2,067,049	97,472
Class I	21,428	21,466	37,063	—	1,473,531	—
Cost of shares redeemed
Class A	(18,441,786)	(14,316,014)	(15,944,687)	(10,566,593)	(70,667,206)	(14,031,679)
Class C	(3,909,786)	(2,466,184)	(1,198,135)	(560,481)	(4,099,417)	(2,149,316)
Class I	(7,856,563)	(1,448,312)	(68,693)	—	(4,521,034)	—
Net increase (decrease) in net assets from share transactions of beneficial interest	23,509,714	39,453,750	(7,096,712)	19,647,999	206,367,359	223,557,274

Total Increase (Decrease) in Net Assets	9,489,321	58,149,948	(15,044,880)	24,317,418	185,244,764	243,575,084

Net Assets:
Beginning of period	96,585,887	38,435,939	35,734,728	11,417,310	248,406,281	4,831,197
End of period*	$106,075,208	$96,585,887	$20,689,848	$35,734,728	$433,651,045	$248,406,281
* Includes undistributed net investment income (loss) at end of period of:	$363,077	$245,920	$(15,206)	$78,453	$362,867	$40,365

Share Activity:
Class A
Shares Sold	2,133,370	2,597,762	525,532	2,036,098	12,354,671	13,939,493
Shares Reinvested	4,032	19,970	176,434	19,588	755,741	47,691
Shares Redeemed	(1,118,941)	(876,110)	(1,259,016)	(811,182)	(4,613,997)	(966,917)
Net increase (decrease) in shares of Beneficial interest	1,018,461	1,741,622	(557,050)	1,244,504	8,496,415	13,020,267

Class C
Shares Sold	363,411	531,995	51,344	292,568	2,072,114	2,360,816
Shares Reinvested	—	1,530	37,014	2,566	136,349	6,835
Shares Redeemed	(246,175)	(156,290)	(103,139)	(43,831)	(260,298)	(143,504)
Net increase (decrease) in shares of Beneficial interest	117,236	377,235	(14,781)	251,303	1,948,165	2,224,147

Class I
Shares Sold	655,721	360,719	20,244	10,595	2,740,832	13,610
Shares Reinvested	1,340	1,330	3,454	—	98,367	—
Shares Redeemed	(489,713)	(88,328)	(5,718)	—	(294,246)	—
Net increase in shares of Beneficial interest	167,348	273,721	17,980	10,595	2,544,953	13,610

The accompanying notes are an integral part of these financial statements.

103

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Insider		Catalyst Activist	Catalyst Insider
	Long/Short Fund		Investor Fund (a)	Income Fund (a)

			For the	For the
	Six Months Ended	Year Ended	Period Ended	Period Ended
	December 31, 2014	June 30, 2014	December 31, 2014	December 31, 2014
Operations:	(Unaudited)		(Unaudited)	(Unaudited)
Net investment income (loss)	$(52,015)	$(45,810)	$(77)	$5,393
Net realized gain (loss) on investments	(1,273,180)	267,072	(34,403)	(3,972)
Net change in unrealized appreciation (depreciation) on investments	(369,097)	(220,262)	12,467	(34,394)
Net increase (decrease) in net assets resulting from operations	(1,694,292)	1,000	(22,013)	(32,973)

Distributions to Shareholders:
Net investment income
Class A	—	—	—	(3,858)
Class C	—	—	—	(6)
Class I	—	—	—	(1,769)
Net realized gains
Class A	(167,536)	(72,809)	—	—
Class C	(42,426)	(11,262)	—	—
Class I	(39,338)	—	—	—

Total distributions to shareholders	(249,300)	(84,071)	—	(5,633)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,669,600	10,660,745	352,542	437,869
Class C	2,289,170	2,374,624	65,050	990
Class I	3,604,604	203,919	127,990	192,990
Reinvestment of distributions
Class A	—	66,750	—	3,849
Class C	—	9,822	—	—
Class I	—	—	—	775
Cost of shares redeemed
Class A	(8,011,886)	(2,222,157)	(110,000)	—
Class C	(1,289,044)	(652,598)	—	—
Class I	(509,288)	—	(18,836)	—
Net increase in net assets from share transactions of beneficial interest	6,753,156	10,441,105	416,746	636,473

Total Increase in Net Assets	4,809,564	10,358,034	394,733	597,867

Net Assets:
Beginning of period	13,081,038	2,723,004	—	—
End of period*	$17,890,602	$13,081,038	$394,733	$597,867
* Includes undistributed net investment income (loss) at end of period of:	$(44,457)	$7,558	$(77)	$(240)

Share Activity:
Class A
Shares Sold	945,228	905,511	35,414	45,107
Shares Reinvested	—	6,997	—	408
Shares Redeemed	(723,463)	(208,636)	(11,579)	—
Net increase in shares of Beneficial interest	221,765	703,872	23,835	45,515

Class C
Shares Sold	204,764	205,854	6,918	100
Shares Reinvested	—	1,039	—	—
Shares Redeemed	(119,229)	(63,144)	—	—
Net increase in shares of Beneficial interest	85,535	143,749	6,918	100

Class I
Shares Sold	322,396	17,179	12,791	19,542
Shares Reinvested	—	—	—	82
Shares Redeemed	(47,879)	—	(1,972)	—
Net increase in shares of Beneficial interest	274,517	17,179	10,819	19,624

(a)	The Catalyst Activist Investor Fund and the Catalyst Insider Income Fund commenced operations on July 29, 2014.

The accompanying notes are an integral part of these financial statements.

104

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst Hedged		Catalyst
	Catalyst Event		Futures Strategy		Absolute Total
	Arbitrage Fund		Fund (a)		Return Fund (b)

				For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Period Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(114,974)	$(181,199)	$(3,970,340)	$(855,075)	$12,058
Net realized gain (loss) on investments	(2,057,142)	(134,452)	(18,834,927)	3,185,728	(14,512)
Net change in unrealized appreciation/ (depreciation) on investments	98,824	(278,960)	(3,199,914)	2,642,321	(26,642)
Net increase (decrease) in net assets resulting from operations	(2,073,292)	(594,611)	(26,005,181)	4,972,974	(29,096)

Distributions to Shareholders from:
Net investment income
Class A	—	—	—	—	(1,065)
Class C	—	—	—	—	—
Class I	—	—	—	—	(12,262)
Net realized gains
Class A	—	(832,562)	(1,977,438)	—	(88)
Class C	—	(21,604)	(481,663)	—	—
Class I	—	(4,797)	(2,542,673)	—	(946)
Distributions from Paid in Capital
Class A	—	—	—	—	—
Class C	—	—	—	—	—
Class I	—	—	—	—	—

Total distributions to shareholders	—	(858,963)	(5,001,774)	—	(14,361)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	166,576	3,839,143	211,293,072	88,895,185	207,101
Class C	77,500	487,950	44,763,524	18,526,275	1,000
Class I	230,680	251,625	278,408,896	64,325,020	2,093,000
Reinvestment of distributions
Class A	—	825,957	—	—	1,147
Class C	—	21,263	—	—	—
Class I	—	—	—	—	12,184
Cost of shares redeemed
Class A	(2,738,166)	(2,068,147)	(79,292,707)	(9,011,145)	(10,876)
Class C	(366,014)	(98,505)	(6,765,339)	(5,605,406)	—
Class I	(230,234)	(5)	(62,517,343)	(3,648,423)	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,859,658)	3,259,281	385,890,103	153,481,506	2,303,556

Total Increase (Decrease) in Net Assets	(4,932,950)	1,805,707	354,883,148	158,454,480	2,260,099

Net Assets:
Beginning of period	17,164,391	15,358,684	158,454,480	—	—
End of period*	$12,231,441	$17,164,391	$513,337,628	$158,454,480	$2,260,099
* Includes undistributed net investment (loss) at end of period of:	$(204,230)	$(89,256)	$(3,970,340)	$—	$(1,269)

Share Activity:
Class A
Shares Sold	18,743	387,542	19,622,314	8,524,330	20,777
Shares Reinvested	—	87,403	—	—	118
Shares Redeemed	(316,742)	(215,454)	(7,525,462)	(865,510)	(1,107)
Net increase (decrease) in shares of Beneficial interest	(297,999)	259,491	12,096,852	7,658,820	19,788

Class C
Shares Sold	8,577	50,714	4,194,784	1,797,067	100
Shares Reinvested	—	2,274	—	—	—
Shares Redeemed	(44,323)	(10,591)	(656,612)	(534,831)	—
Net increase (decrease) in shares of Beneficial interest	(35,746)	42,397	3,538,172	1,262,236	100

Class I
Shares Sold	25,172	26,410	25,877,212	6,142,309	210,326
Shares Reinvested	—	—	—	—	1,252
Shares Redeemed	(1)	(1)	(5,994,838)	(348,617)	—
Net increase in shares of Beneficial interest	25,171	26,409	19,882,374	5,793,692	211,578

(a)	The Catalyst Hedged Futures Strategy Fund commenced operations on August 30, 2013.

(b)	The Catalyst Absolute Total Return Fund commenced operations on July 31, 2014.

The accompanying notes are an integral part of these financial statements.

105

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst/Equity
			Compass Buyback		Catalyst/Groesbeck
	Catalyst Dynamic Alpha Fund		Strategy Fund (a)		Growth of Income Fund

				For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(58,713)	$(1,015)	$(4,502)	$(38,805)	$59,201	$138,591
Net realized gain (loss) on investments	1,338,021	5,390,468	(819,531)	646,168	510,986	1,052,757
Net change in unrealized appreciation (depreciation) on investments	3,637,010	2,823,450	(244,368)	70,030	1,124,045	1,558,201
Net increase (decrease) in net assets resulting from operations	4,916,318	8,212,903	(1,068,401)	677,393	1,694,232	2,749,549

Distributions to Shareholders from:
Net investment income
Class A	—	—	—	—	(42,789)	(109,350)
Class C	—	—	—	—	—	(116)
Class I	—	—	—	—	(15,846)	(29,578)
Net realized gains
Class A	(4,727,968)	(2,214,618)	(218,765)	—	(667,309)	(721,587)
Class C	(120,275)	(41,853)	(222,347)	—	(22,616)	(33,061)
Class I	(162,398)	—	(166,399)	—	(207,821)	(141,806)

Total distributions to shareholders	(5,010,641)	(2,256,471)	(607,511)	—	(956,381)	(1,035,498)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	19,571,578	2,518,294	483,105	6,309,239	1,011,735	2,792,307
Class C	885,098	239,776	521,827	5,453,663	10,000	65,374
Class I	8,890,314	117,108	970,498	10,951,850	2,334,931	297,000
Reinvestment of distributions
Class A	4,026,437	2,204,727	185,244	—	670,457	784,551
Class C	117,325	41,853	180,854	—	18,106	28,389
Class I	148,098	—	157,646	—	216,522	165,458
Cost of shares redeemed
Class A	(1,909,341)	(2,928,361)	(823,527)	(49,747)	(1,905,932)	(1,877,516)
Class C	(3,012)	(10,670)	(226,350)	(35,855)	(21,048)	(163,921)
Class I	(2,681,256)	—	(7,387,946)	(232,909)	(195,439)	(533,059)
Net increase (decrease) in net assets from share transactions of beneficial interest	29,045,241	2,182,727	(5,938,649)	22,396,241	2,139,332	1,558,583

Total Increase (Decrease) in Net Assets	28,950,918	8,139,159	(7,614,561)	23,073,634	2,877,183	3,272,634

Net Assets:
Beginning of period	31,726,085	23,586,926	23,073,634	—	19,780,148	16,507,514
End of period*	$60,677,003	$31,726,085	$15,459,073	$23,073,634	$22,657,331	$19,780,148
* Includes undistributed net investment income (loss) at end of period of:	$(58,713)	$—	$(4,502)	$—	$566	$—

Share Activity:
Class A
Shares Sold	1,229,788	178,855	49,387	639,020	65,462	192,965
Shares Reinvested	256,624	159,416	19,749	—	42,654	54,825
Shares Redeemed	(120,463)	(210,532)	(85,289)	(4,917)	(122,199)	(129,742)
Net increase (decrease) in shares of Beneficial interest	1,365,949	127,739	(16,153)	634,103	(14,083)	118,048

Class C
Shares Sold	52,219	17,005	53,843	551,554	617	4,615
Shares Reinvested	7,663	3,071	19,405	—	1,168	2,017
Shares Redeemed	(187)	(731)	(23,846)	(3,594)	(1,426)	(11,519)
Net increase (decrease) in shares of Beneficial interest	59,695	19,345	49,402	547,960	359	(4,887)

Class I
Shares Sold	556,521	7,654	99,250	1,104,118	145,017	20,893
Shares Reinvested	9,433	—	16,735	—	13,763	11,555
Shares Redeemed	(160,999)	—	(778,838)	(23,548)	(12,767)	(36,302)
Net increase (decrease) in shares of Beneficial interest	404,955	7,654	(662,853)	1,080,570	146,013	(3,854)

(a)	The Catalyst/EquityCompass Buyback Strategy Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

106

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Groesbeck	Catalyst/Lyons		Catalyst/Lyons
	Aggressive Growth	Hedged Premium		Tactical
	Fund (a)	Return Fund (b)		Allocation Fund

	For the		For the
	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
Operations:	(Unaudited)	(Unaudited)		(Unaudited)
Net investment income (loss)	$(4,903)	$(29,153)	$(2,831)	$419,441	$662,444
Net realized gain on investments	—	289,380	17,482	1,546,990	6,071,842
Net change in unrealized appreciation on investments	33,232	440,521	225,234	6,095,782	3,225,944
Net increase in net assets resulting from operations	28,329	700,748	239,885	8,062,213	9,960,230

Distributions to Shareholders:
Net investment income
Class A		—	—	(798,125)	(240,918)
Class C		—	—	(64,965)	(87,862)
Class I		—	—	(21,176)	—
Net realized gains
Class A		(127,013)	—	(5,007,956)	(1,298,144)
Class C		(30,086)	—	(1,545,855)	(620,755)
Class I		(2,679)	—	(108,093)	—

Total distributions to shareholders	—	(159,778)	—	(7,546,170)	(2,247,679)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,012,594	1,601,879	5,700,970	32,874,987	75,838,987
Class C	13,000	3,007,067	8,500	8,802,953	30,929,227
Class I	111,008	287,454	53,350	3,007,531	136,041
Reinvestment of distributions
Class A	—	122,622	—	5,499,343	1,469,978
Class C	—	29,983	—	1,510,505	652,192
Class I	—	1,565	—	117,963	—
Cost of shares redeemed
Class A	—	(1,983,045)	(61,230)	(13,851,801)	(21,201,590)
Class C	—	(1,040,417)	—	(4,105,403)	(11,583,300)
Class I	—	(18,270)	—	(24,328)	—
Net increase in net assets from share transactions of beneficial interest	1,136,602	2,008,838	5,701,590	33,831,750	76,241,535

Total Increase in Net Assets	1,164,931	2,549,808	5,941,475	34,347,793	83,954,086

Net Assets:
Beginning of period	—	5,941,475	—	100,709,261	16,755,175
End of period*	$1,164,931	$8,491,283	$5,941,475	$135,057,054	$100,709,261
* Includes undistributed net investment income (loss) at end of period of:	$(4,903)	$(29,153)	$—	$(45,874)	$418,951

Share Activity:
Class A
Shares Sold	101,224	135,071	558,501	2,221,069	5,544,513
Shares Reinvested	—	10,409	—	375,895	107,770
Shares Redeemed	—	(171,718)	(5,767)	(934,473)	(1,559,531)
Net increase (decrease) in shares of Beneficial interest	101,224	(26,238)	552,734	1,662,491	4,092,752

Class C
Shares Sold	1,300	253,257	860	599,048	2,291,346
Shares Reinvested	—	2,565	—	104,317	48,204
Shares Redeemed	—	(88,927)	—	(281,878)	(860,458)
Net increase in shares of Beneficial interest	1,300	166,895	860	421,487	1,479,092

Class I
Shares Sold	10,768	24,224	5,000	202,934	9,337
Shares Redeemed	—	(1,540)	—	(1,628)	—
Net increase in shares of Beneficial interest	10,768	22,817	5,000	209,369	9,337

(a)	The Catalyst/Groesbeck Aggressive Growth Fund commenced operations on July 29, 2014.

(b)	The Catalyst/Lyons Hedged Premium Return Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

107

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Macro		Catalyst/MAP		Catalyst/MAP Global
	Strategy		Global Capital Appreciation		Global Total Return Income
	Fund (a)		Fund		Fund

		For the
	Six Months Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(111,525)	$(10,475)	$39,055	$185,928	$23,536	$194,226
Net realized gain on investments	339,552	394,552	5,491	1,269,767	81,212	575,535
Net change in unrealized appreciation (depreciation) on investments	(555,107)	545,126	(1,677,517)	2,588,730	(603,884)	1,455,153
Net increase (decrease) in net assets resulting from operations	(327,080)	929,203	(1,632,971)	4,044,425	(499,136)	2,224,914

Distributions to Shareholders:
Net investment income
Class A	(11,638)	—	(285,785)	(137,001)	(69,045)	(238,783)
Class C	—	—	—	(23,036)	(7,005)	(44,158)
Class I	(13,377)	—	(3,116)	—	(1,320)	(1,012)
Net realized gains
Class A	(188,284)	—	(1,162,389)	(225,563)	(465,023)	(267,920)
Class C	(19,275)	—	(294,328)	(77,055)	(144,963)	(63,853)
Class I	(165,963)	—	(10,690)	—	(7,765)	—

Total distributions to shareholders	(398,537)	—	(1,756,308)	(462,655)	(695,121)	(615,726)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	136,258	5,687,691	14,740,325	7,820,351	3,353,282	5,661,602
Class C	332,657	31,688,599	1,732,701	2,469,918	1,341,707	2,142,653
Class I	300,976	5,314,007	185,000	134,800	145,870	121,300
Reinvestment of distributions
Class A	198,863	—	1,264,721	308,650	454,460	386,025
Class C	19,140	—	268,034	89,419	134,672	93,576
Class I	172,358	—	7,176	—	4,941	—
Cost of shares redeemed
Class A	(5,491,043)	(263,940)	(2,986,968)	(1,656,025)	(1,300,955)	(2,806,959)
Class C	(32,133,208)	(302,040)	(124,360)	(404,485)	(1,339,324)	(314,576)
Class I	(5,403,885)	(111,500)	(37,301)	—	(885)	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(41,867,884)	42,012,817	15,049,328	8,762,628	2,793,768	5,283,621

Total Increase (Decrease) in Net Assets	(42,593,501)	42,942,020	11,660,049	12,344,398	1,599,511	6,892,809

Net Assets:
Beginning of period	42,942,020	—	25,125,221	12,780,823	18,894,180	12,001,371
End of period*	$348,519	$42,942,020	$36,785,270	$25,125,221	$20,493,691	$18,894,180
* Includes undistributed net investment income (loss) at end of period of:	$(111,527)	$25,013	$(132,059)	$117,787	$(53,834)	$—

Share Activity:
Class A
Shares Sold	15,425	567,960	1,104,497	618,791	283,960	488,462
Shares Reinvested	22,675	—	102,490	25,508	39,687	33,245
Shares Redeemed	(561,845)	(25,936)	(230,119)	(131,955)	(111,395)	(235,876)
Net increase (decrease) in shares of Beneficial interest	(523,745)	542,024	976,868	512,344	212,252	285,831

Class C
Shares Sold	32,948	3,160,208	132,374	199,538	113,432	183,578
Shares Reinvested	2,182	—	21,862	7,452	11,853	8,090
Shares Redeemed	(3,165,496)	(29,742)	(9,657)	(32,612)	(115,728)	(27,430)
Net increase (decrease) in shares of Beneficial interest	(3,130,366)	3,130,466	144,579	174,378	9,557	164,238

Class I
Shares Sold	32,126	530,806	13,824	10,000	12,258	10,000
Shares Reinvested	19,676	—	582	—	431	—
Shares Redeemed	(549,303)	(10,947)	(2,998)	—	(76)	—
Net increase (decrease) in shares of Beneficial interest	(497,501)	519,859	11,408	10,000	12,613	10,000

(a)	The Catalyst Macro Strategy Fund commenced operations on March 11, 2014.

The accompanying notes are an integral part of these financial statements.

108

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst MLP &	Catalyst/Princeton		Catalyst/Princeton
	Infrastructure	Floating Rate		Hedged Income
	Fund (a)	Income Fund		Fund (b)

	For the			For the
	Period Ended	Six Months Ended	Year Ended	Period Ended
	December 31, 2014	December 31, 2014	June 30, 2014	December 31, 2014
Operations:	(Unaudited)	(Unaudited)		(Unaudited)
Net investment income (loss)	$(65)	$1,946,079	$1,533,765	$1,029
Net realized gain (loss) on investments	—	(573,094)	93,054	—
Net change in unrealized appreciation/ (depreciation) on investments	(10,574)	(3,515,210)	905,190	(5,932)
Net increase (decrease) in net assets resulting from operations	(10,639)	(2,142,225)	2,532,009	(4,903)

Distributions to Shareholders from:
Net investment income
Class A	—	(1,035,346)	(613,188)	(5)
Class C	—	(182,702)	(184,932)	(4)
Class I	—	(716,935)	(724,925)	(1,028)
Net realized gains
Class A	—	(57,603)	(2,736)
Class C	—	(9,841)	(1,214)
Class I	—	(30,511)	(4,468)

Total distributions to shareholders	—	(2,032,938)	(1,531,463)	(1,037)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,000	30,200,134	37,405,673	1,000
Class C	1,000	2,889,799	14,782,458	1,000
Class I	1,698,000	7,375,261	34,112,102	256,500
Reinvestment of distributions
Class A	—	800,683	521,162	—
Class C	—	148,252	101,803	—
Class I	—	616,382	527,577	518
Cost of shares redeemed
Class A	—	(10,184,708)	(6,885,237)	—
Class C	—	(3,636,156)	(6,176,205)	—
Class I	(12)	(13,202,914)	(11,038,424)	—
Net increase in net assets from share transactions of beneficial interest	1,699,988	15,006,733	63,350,909	259,018

Total Increase in Net Assets	1,689,349	10,831,570	64,351,455	253,078

Net Assets:
Beginning of period	—	71,312,523	6,961,068	—
End of period*	$1,689,349	$82,144,093	$71,312,523	$253,078
* Includes undistributed net investment income (loss) at end of period of:	$(65)	$22,672	$11,576	$(8)

Share Activity:
Class A
Shares Sold	100	2,916,146	3,555,326	100
Shares Reinvested	—	77,626	49,395	—
Shares Redeemed	—	(979,649)	(652,058)	—
Net increase in shares of Beneficial interest	100	2,014,123	2,952,663	100

Class C
Shares Sold	100	275,582	1,408,135	100
Shares Reinvested	—	14,361	9,655	—
Shares Redeemed	—	(352,315)	(585,372)	—
Net increase (decrease) in shares of Beneficial interest	100	(62,372)	832,418	100

Class I
Shares Sold	168,928	709,857	3,237,402	25,795
Shares Reinvested	—	59,523	50,124	53
Shares Redeemed	(1)	(1,277,525)	(1,044,578)	—
Net increase (decrease) in shares of Beneficial interest	168,927	(508,145)	2,242,948	25,848

(a)	The Catalyst MLP & Infrastructure Fund commenced operations on December 22, 2014.

(b)	The Catalyst/Princeton Hedged Income Fund commenced operations on November 7, 2014.

The accompanying notes are an integral part of these financial statements.

109

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst/SMH Total
	Catalyst/SMH High Income Fund		Return Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
Operations:	(Unaudited)		(Unaudited)
Net investment income	$1,704,432	$5,089,756	$1,456,723	$2,843,806
Net realized gain (loss) on investments	535,953	(12,891,830)	495,322	(7,541,769)
Net change in unrealized appreciation (depreciation) on investments	(11,259,124)	9,570,122	(9,169,385)	8,057,200
Net increase (decrease) in net assets resulting from operations	(9,018,739)	1,768,048	(7,217,340)	3,359,237

Distributions to Shareholders from:
Net investment income
Class A	(1,082,235)	(3,770,393)	(551,021)	(1,157,622)
Class C	(649,864)	(1,605,010)	(506,684)	(980,235)
Class I	(64,677)	(64,548)	(210,941)	(37,229)
Net realized gains
Class A	—	(2,348,333)	—	—
Class C	—	(1,065,204)	—	—
Class I	—	(31,646)	—	—
Distributions from Paid in Capital			—
Class A	—	—	—	(234,905)
Class C	—	—	—	(206,723)
Class I	—	—	—	(15,533)

Total distributions to shareholders	(1,796,776)	(8,885,134)	(1,268,646)	(2,632,247)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,012,435	3,446,083	2,313,947	5,899,682
Class C	973,864	1,072,788	2,229,545	3,844,801
Class I	499,249	1,594,541	6,419,494	1,612,706
Reinvestment of distributions
Class A	618,815	4,216,796	315,370	797,756
Class C	351,453	1,709,443	356,701	836,789
Class I	5,529	37,837	17,618	7,947
Cost of shares redeemed
Class A	(11,017,893)	(33,185,548)	(7,973,058)	(7,761,333)
Class C	(3,106,712)	(7,758,343)	(4,396,578)	(4,594,115)
Class I	(48,419)	(104,584)	(380,326)	(15,165)
Net increase (decrease) in net assets from share transactions of beneficial interest	(10,711,679)	(28,970,987)	(1,097,287)	629,068

Total Increase (Decrease) in Net Assets	(21,527,194)	(36,088,073)	(9,583,273)	1,356,058

Net Assets:
Beginning of period	60,325,793	96,413,866	46,841,207	45,485,149
End of period*	$38,798,599	$60,325,793	$37,257,934	$46,841,207
* Includes undistributed net investment income (loss) at end of period of:	$(51,805)	$40,539	$968,765	$780,688

Share Activity:
Class A
Shares Sold	193,737	574,211	405,884	949,873
Shares Reinvested	121,530	716,871	55,928	129,136
Shares Redeemed	(2,134,544)	(5,613,896)	(1,439,424)	(1,255,588)
Net (decrease) in shares of Beneficial interest	(1,819,277)	(4,322,814)	(977,612)	(176,579)

Class C
Shares Sold	191,870	182,438	391,202	619,803
Shares Reinvested	69,470	291,590	63,495	135,475
Shares Redeemed	(604,887)	(1,299,797)	(792,089)	(745,765)
Net increase (decrease) in shares of Beneficial interest	(343,547)	(825,769)	(337,392)	9,513

Class I
Shares Sold	92,318	266,346	1,059,554	261,937
Shares Reinvested	1,088	6,514	3,137	1,292
Shares Redeemed	(9,144)	(18,273)	(69,489)	(2,437)
Net increase in shares of Beneficial interest	84,262	254,587	993,202	260,792

The accompanying notes are an integral part of these financial statements.

110

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

		Catalyst/
	Catalyst Time Value	Stone Beach Income
	Trading Fund (a)	Opportunity Fund (b)

	For the	For the
	Period Ended	Period Ended
	December 31, 2014	December 31, 2014
Operations:	(Unaudited)	(Unaudited)
Net investment income (loss)	$(1,247)	$8,216
Net realized (loss) on investments	(47,326)	(124)
Net change in unrealized appreciation on investments	29,261	4,441
Net increase (decrease) in net assets resulting from operations	(19,312)	12,533

Distributions to Shareholders from:
Net investment income
Class A	—	(2,445)
Class C	—	(2)
Class I	—	(5,354)

Total distributions to shareholders	—	(7,801)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	515,784	844,851
Class C	1,000	1,000
Class I	98,000	1,883,044
Reinvestment of distributions
Class A	—	2,442
Class C	—	—
Class I	—	5,064
Cost of shares redeemed
Class A	—	—
Class C	—	—
Class I	—	(24)
Net increase in net assets from share transactions of beneficial interest	614,784	2,736,377

Total Increase in Net Assets	595,472	2,741,109

Net Assets:
Beginning of period	—	—
End of period*	$595,472	$2,741,109
* Includes undistributed net investment income(loss) at end of period of:	$(1,247)	$415

Share Activity:
Class A
Shares Sold	50,803	83,156
Shares Reinvested	—	241
Shares Redeemed	—	—
Net increase in shares of Beneficial interest	50,803	83,397

Class C
Shares Sold	100	100
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of Beneficial interest	100	100

Class I
Shares Sold	9,800	186,665
Shares Reinvested	—	500
Shares Redeemed	—	(2)
Net increase in shares of Beneficial interest	9,800	187,163

(a)	The Catalyst Time Value Trading Fund commenced operations on November 7, 2014.

(b)	The Catalyst/Stone Beach Income Opportunity Fund commenced operations on November 20, 2014.

The accompanying notes are an integral part of these financial statements.

111

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$18.31	$13.28	$11.05	$14.28	$11.66	$8.95

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.04	(A)	0.18	(A)	0.19	(A)	0.30	(A)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.20)	4.97	2.54	(3.21)	2.82	2.84	(B)
Total from investment operations	(2.16)	5.15	2.73	(2.91)	2.74	2.73

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.12)	(0.50)	—	—	(0.02)
From net realized gains on investments	—	—	—	(0.32)	(0.12)	—
Total distributions	(0.01)	(0.12)	(0.50)	(0.32)	(0.12)	(0.02)

Net asset value, end of period	$16.14	$18.31	$13.28	$11.05	$14.28	$11.66

Total return (C)	(11.77	)% (E)	38.94%	25.62%	(20.30)%	23.47%	30.47	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$79,096	$71,084	$28,433	$45,077	$93,869	$47,320
Ratios to average net assets
Expenses, before waiver and reimbursement	1.76	% (F)	1.84%	1.86%	1.80%	1.78%	1.94%
Expenses, net waiver and reimbursement	1.63	% (F)	1.55%	1.55%	1.55%	1.55%	1.56%
Net investment income (loss), before waiver and reimbursement	0.37	% (F)	0.82%	1.33%	2.31%	(0.98)%	(1.64)%
Net investment income (loss), net waiver and reimbursement	0.51	% (F)	1.11%	1.64%	2.56%	(0.75)%	(1.26)%
Portfolio turnover rate	103	% (E)	231%	117%	61%	123%	158%

Class C

For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$17.71	$12.87	$10.70	$13.95	$11.48	$8.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02	)(A)	0.05	0.10	(A)	0.22	(A)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	(2.13)	4.83	2.47	(3.15)	2.71	2.84	(B)
Total from investment operations	(2.15)	4.88	2.57	(2.93)	2.59	2.70

LESS DISTRIBUTIONS:
From net investment income	—	(0.04)	(0.40)	—	—	(0.02)
From net realized gains on investments	—	—	—	(0.32)	(0.12)	—
Total distributions	—	(0.04)	(0.40)	(0.32)	(0.12)	(0.02)

Net asset value, end of period	$15.56	$17.71	$12.87	$10.70	$13.95	$11.48

Total return (C)	(12.14	)% (E)	37.92%	24.69%	(20.94)%	22.53%	30.66	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,208	$17,503	$7,870	$10,448	$17,595	$3,810
Ratios to average net assets
Expenses, before waiver and reimbursement	2.51	% (F)	2.59%	2.61%	2.55%	2.53%	2.69%
Expenses, net waiver and reimbursement	2.38	% (F)	2.30%	2.30%	2.30%	2.30%	2.31%
Net investment income (loss), before waiver and reimbursement	(0.41	)% (F)	0.05%	0.58%	1.66%	(1.62)%	(2.42)%
Net investment income (loss), net waiver and reimbursement	(0.27	)% (F)	0.34%	0.89%	1.91%	(1.39)%	(2.04)%
Portfolio turnover rate	103	% (E)	231%	117%	61%	123%	158%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	For the year ended June 30, 2010, 0.11% of the Fund’s Class A shares and Class C shares total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 30.36% for Class A and 30.54% for Class C.

(E)	Not Annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

112

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$18.47	$13.39	$11.15	$14.37	$11.70	$8.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	(A)	0.23	(A)	0.22	(A)	0.35	(A)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	(2.22)	5.00	2.56	(3.25)	2.88	2.90	(B)
Total from investment operations	(2.15)	5.23	2.78	(2.90)	2.79	2.76

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.15)	(0.54)	—	—	(0.02)
From net realized gains on investments	—	—	—	(0.32)	(0.12)	—
Total distributions	(0.04)	(0.15)	(0.54)	(0.32)	(0.12)	(0.02)

Net asset value, end of period	$16.28	$18.47	$13.39	$11.15	$14.37	$11.70

Total return (C)	(11.64	)% (E)	39.24%	25.95%	(20.10)%	23.82%	30.80	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,772	$7,999	$2,133	$1,504	$2,357	$1,364
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50	% (F)	1.59%	1.61%	1.55%	1.53%	1.69%
Expenses, net waiver and reimbursement	1.38	% (F)	1.30%	1.30%	1.30%	1.30%	1.31%
Net investment income (loss), before waiver and reimbursement	0.67	% (F)	1.07%	1.58%	2.27%	(0.73)%	(1.34)%
Net investment income (loss), net waiver and reimbursement	0.80	% (F)	1.37%	1.89%	2.52%	(0.50)%	(0.96)%
Portfolio turnover rate	103	% (E)	231%	117%	61%	123%	158%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For the year ended June 30, 2010, 0.11% of the Fund’s class I Shares’ total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 30.69%.

(E)	Not Annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

113

CATALYST FUNDS
Catalyst Hedged Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A (A)
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of period	$14.48	$11.83	$9.68	$11.49	$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.03	)(B)	0.12	(B)	0.10	(B)	0.06	(B)	0.01
Net realized and unrealized gain (loss) on investments	(2.21)	2.70	2.07	(0.88)	1.50
Total from investment operations	(2.24)	2.82	2.17	(0.82)	1.51

LESS DISTRIBUTIONS:
From net investment income	—	(0.01)	(0.02)	(0.01)	(0.02)
From net realized gains on investments	(1.42)	(0.16)	—	(0.98)	—
Total distributions	(1.42)	(0.17)	(0.02)	(0.99)	(0.02)

Net asset value, end of period	$10.82	$14.48	$11.83	$9.68	$11.49

Total return (C)	(15.40	)% (D)	24.07%	22.41%	(7.32)%	15.07	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,908	$30,693	$10,348	$3,396	$4,821
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement	2.58	% (E)	2.04%	3.83%	3.59%	4.30	% (E)
Expenses, net waiver and reimbursement	2.23	% (E)	1.61%	2.73%	1.83%	1.56	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	(0.94	)% (E)	0.51%	0.96%	(0.89)%	(2.74	)% (E)
Net investment income(loss), net waiver and reimbursement	(0.58	)% (E)	0.94%	2.07%	0.87%	(0.00	%)(E,F)
Portfolio turnover rate	95	% (D)	255%	277%	196%	46	% (D)

Class C (A)
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of period	$14.28	$11.74	$9.62	$11.50	$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.08	)(B)	0.03	(B)	0.02	(B)	(0.01	)(B)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.18)	2.67	2.10	(0.89)	1.53
Total from investment operations	(2.26)	2.70	2.12	(0.90)	1.51

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.01)
From net realized gains on investments	(1.42)	(0.16)	—	(0.98)	—
Total distributions	(1.42)	(0.16)	—	(0.98)	(0.01)

Net asset value, end of period	$10.60	$14.28	$11.74	$9.62	$11.50

Total return (C)	(15.76	)% (D)	23.20%	22.04%	(8.01)%	15.07	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,472	$4,888	$1,069	$255	$198
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement	3.36	% (E)	2.79%	4.58%	4.65%	5.05	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)	2.36%	3.48%	2.63%	2.31	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	(1.72	)% (E)	(0.21)%	0.21%	(1.64)%	(3.49	)% (E)
Net investment income (loss), net waiver and reimbursement	(1.36	)% (E)	0.22%	1.32%	0.12%	(0.75	)% (E)
Portfolio turnover rate	95	% (D)	255%	277%	196%	46	% (D)

(A)	The Catalyst Hedged Insider Buying Fund Class A and C shares commenced operations on October 28, 2010.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized.

(E)	Annualized.

(F)	Ratio of net investment loss is less than (0.01)%.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.97% (E)	1.98%	2.66%	3.31%	4.29% (E)
	Expenses, net waiver and reimbursement	1.61% (E)	1.55%	1.55%	1.55%	1.55% (E)
(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.74% (E)	2.73%	3.41%	4.06%	5.04% (E)
	Expenses, net waiver and reimbursement	2.37% (E)	2.30%	2.30%	2.30%	2.30% (E)

The accompanying notes are an integral part of these financial statements.

114

CATALYST FUNDS
Catalyst Hedged Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

	Class I (A)
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2014	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$14.49	$14.13

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(2.21)	0.35
Total from investment operations	(2.23)	0.36

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.42)	—
Total distributions	(1.42)	—

Net asset value, end of period	$10.84	$14.49

Total return (C,D)	(15.32)%	2.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$310	$154
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (E)	2.35%	2.10%
Expenses, net waiver and reimbursement (E)	1.92%	1.30%
Ratios of net Investment income (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (E)	(0.76)%	0.18%
Net investment income (loss), net waiver and reimbursement (E)	(0.38)%	0.98%
Portfolio turnover rate (D)	95%	255%

(A)	The Catalyst Hedged Insider Buying Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not Annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	1.74%	2.10%

Expenses, net waiver and reimbursement (E)	1.36%	1.30%

The accompanying notes are an integral part of these financial statements.

115

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013		June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$15.86		$12.65	$10.42		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (B)	0.07		0.12	0.27		0.06
Net realized and unrealized gain (loss) on investments	(0.21)		3.26	2.96		0.43
Total from investment operations	(0.14)		3.38	3.23		0.49

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.02)	(0.14)		(0.07)
From net realized gains on investments	(0.55)		(0.15)	(0.86)		—
Total distributions	(0.60)		(0.17)	(1.00)		(0.07)

Net asset value, end of period	$15.12		$15.86	$12.65		$10.42

Total return (C)	(0.85	)% (D)	26.90%	32.99	% (F)	4.91	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$330,673		$212,047	$4,475		$422
Ratios to average net assets
Expenses, before waiver and reimbursement	1.42	% (E)	1.49%	5.72%		16.13	% (E)
Expenses, net waiver and reimbursement	1.42	% (E)	1.47%	1.00%		1.20	% (E)
Net investment income (loss), before waiver and reimbursement	0.93	% (E)	0.79%	(2.45)%		(14.27	)% (E)
Net investment income, net waiver and reimbursement	0.93	% (E)	0.81%	2.27%		0.66	% (E)
Portfolio turnover rate	119	% (D)	185%	168%		73	% (D)

	Class C (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013		June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$16.05		$12.90	$10.63		$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.01		0.01	0.22		(0.06)
Net realized and unrealized gain on investments	(0.21)		3.29	3.01		0.72
Total from investment operations	(0.20)		3.30	3.23		0.66

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.10)		(0.03)
From net realized gains on investments	(0.55)		(0.15)	(0.86)		—
Total distributions	(0.55)		(0.15)	(0.96)		(0.03)

Net asset value, end of period	$15.30		$16.05	$12.90		$10.63

Total return (C)	(1.22	)% (D)	25.74%	32.14%		6.67	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$64,278		$36,144	$356		$6
Ratios to average net assets
Expenses, before waiver and reimbursement	2.16	% (E)	2.24%	6.47%		16.88	% (E)
Expenses, net waiver and reimbursement	2.16	% (E)	2.22%	1.75%		1.95	% (E)
Net investment income (loss), before waiver and reimbursement	0.17	% (E)	0.05%	(3.20)%		(15.02	)% (E)
Net investment income (loss), net waiver and reimbursement	0.18	% (E)	0.07%	1.52%		(0.09	)% (E)
Portfolio turnover rate	119	% (D)	185%	168%		73	% (D)

(A)	The Catalyst Insider Buying Fund Class A and Class C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

116

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I (A)
For the	For the
Six Months Ended	Period Ended
December 31, 2014	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$15.86	$15.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09	0.00	(F)
Net realized and unrealized gain on investments	(0.20)	0.08
Total from investment operations	(0.11)	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.07)	—
Total distributions	(0.62)	—

Net asset value, end of period	$15.13	$15.86

Total return (C,D)	(0.63)%	0.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,700	$216
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.17%	1.48%
Expenses, net waiver and reimbursement (E)	1.17%	1.25%
Net investment income, before waiver and reimbursement (E)	1.10%	0.09%
Net investment income, net waiver and reimbursement (E)	1.05%	0.32%
Portfolio turnover rate (D)	119%	185%

(A)	The Catalyst Insider Buying Fund Class I shares commenced operations on June 6, 2014

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

117

CATALYST FUNDS
Catalyst Insider Long/Short Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.62		$10.34	$10.15	$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	(0.03)		(0.14)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.95)		1.81	0.23	0.18
Total from investment operations	(0.98)		1.67	0.19	0.15

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.15)		(0.39)	—	—
Total distributions	(0.15)		(0.39)	—	—

Net asset value, end of period	$10.49		$11.62	$10.34	$10.15

Total return (C)	(8.45	)% (D)	16.99%	1.87%	1.50	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,841		$10,541	$2,105	$1,026
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before wavier and reimbursement	2.94	% (E)	5.63%	4.48%	21.96	% (E)
Expenses, net waiver and reimbursement	2.48	% (E)	3.60%	2.21%	2.97	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(1.03	)% (E)	(3.32)%	(2.70)%	(19.00	)% (E)
Net investment loss, net waiver and reimbursement	(0.58	)% (E)	(1.29)%	(0.43)%	(0.01	)% (E)
Portfolio turnover rate	89	% (D)	207%	253%	0	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.47		$10.25	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.08)		(0.22)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.93)		1.83	0.21	0.17
Total from investment operations	(1.01)		1.61	0.12	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.15)		(0.39)	—	—
Total distributions	(0.15)		(0.39)	—	—
Net asset value, end of period	$10.31		$11.47	$10.25	$10.13

Total return (C)	(8.83	)% (D)	16.53%	1.18%	1.30	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,986		$2,341	$618	$22
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before wavier and reimbursement	3.69	% (E)	6.38%	5.23%	22.71	% (E)
Expenses, net waiver and reimbursement	3.23	% (E)	4.35%	2.96%	3.72	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(1.83	)% (E)	(4.11)%	(3.45)%	(19.75	)% (E)
Net investment loss, net waiver and reimbursement	(1.35	)% (E)	(2.08)%	(1.18)%	(0.76	)% (E)
Portfolio turnover rate	89	% (D)	207%	253%	0	% (D)

(A)	The Catalyst Insider Long/Short Fund Class A and Class C shares commenced operations on April 30, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.06% (E)	3.48%	3.52%	20.24% (E)
	Expenses, net waiver and reimbursement	1.61% (E)	1.45%	1.25%	1.25% (E)
(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	2.81% (E)	4.23%	4.27%	20.99% (E)
	Expenses, net waiver and reimbursement	2.35% (E)	2.20%	2.00%	2.00% (E)

The accompanying notes are an integral part of these financial statements.

118

CATALYST FUNDS
Catalyst Insider Long/Short Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2014	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.62	$11.87

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(B)	—	(0.01)
Net realized and unrealized (loss) on investments	(0.97)	(0.24	)(F)
Total from investment operations	(0.97)	(0.25)

Net asset value, end of period	$10.50	$11.62

Total return (C,D)	(8.37)%	(2.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,064	$200
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before wavier and reimbursement (E)	2.70%	3.89%
Expenses, net waiver and reimbursement (E)	2.14%	3.25%
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (E)	(0.45)%	(1.44)%
Net investment loss, net waiver and reimbursement (E)	0.03%	(0.80)%
Portfolio turnover rate (D)	89%	207%

(A)	The Catalyst Insider Long/Short Fund Class I commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	1.82%	1.89%

Expenses, net waiver and reimbursement (E)	1.25%	1.25%

The accompanying notes are an integral part of these financial statements.

119

CATALYST FUNDS
Catalyst Activist Investor Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)	Class I(A)
	For the		For the	For the
	Period Ended		Period Ended	Period Ended
	December 31, 2014		December 31, 2014	December 31, 2014
	(Unaudited)		(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00		$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.00	)(F)	(0.03)	0.01
Net realized and unrealized (loss) on investments	(0.51)		(0.47)	(0.51)
Total from investment operations	(0.51)		(0.50)	(0.50)

Net asset value, end of period	$9.49		$9.50	$9.50

Total return (C,D)	(5.10)%		(5.00)%	(5.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$226		$66	$103
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	19.07%		22.40%	19.28%
Expenses, net waiver and reimbursement (E)	1.50%		2.25%	1.25%
Net investment loss, before waiver and reimbursement (E)	(17.66)%		(20.90)%	(17.87)%
Net investment loss, net waiver and reimbursement (E)	(0.08)%		(0.76)%	0.17%
Portfolio turnover rate (D)	48%		48%	48%

(A)	The Catalyst Activist Investor Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

120

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2014	December 31, 2014	December 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (B)	0.09	0.06	0.10
Net realized and unrealized (loss) on investments	(0.83)	(0.83)	(0.84)
Total from investment operations	(0.74)	(0.77)	(0.74)

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.06)	(0.10)
Total distributions	(0.09)	(0.06)	(0.10)

Net asset value, end of period	$9.17	$9.17	$9.16

Total return (C,D)	(7.41)%	(7.74)%	(7.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$417	$1	$180
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	15.50%	16.04%	15.17%
Expenses, net waiver and reimbursement (E)	1.45%	2.20%	1.20%
Net investment (loss), before waiver and reimbursement (E)	(11.82)%	(12.36)%	(11.51)%
Net investment income, net waiver and reimbursement (E)	2.22%	1.48%	2.46%
Portfolio turnover rate (D)	17%	17%	17%

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

121

CATALYST FUNDS
Catalyst Event Arbitrage Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)					Class C (A)
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013		December 31, 2014		June 30, 2014	June 30, 2013
	(Unaudited)					(Unaudited)
Net asset value, beginning of period	$9.37		$10.20	$10.00		$9.23		$10.14	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.07)		(0.10)	(0.04)		(0.10)		(0.17)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.13)		(0.24)	0.39	(F)	(1.11)		(0.25)	0.39	(F)
Total from investment operations	(1.20)		(0.34)	0.35		(1.21)		(0.42)	0.28

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.01)		—		—	—
From net realized gains on investments	—		(0.49)	(0.14)		—		(0.49)	(0.14)
Total distributions	—		(0.49)	(0.15)		—		(0.49)	(0.14)

Net asset value, end of period	$8.17		$9.37	$10.20		$8.02		$9.23	$10.14

Total return (C)	(12.81	)% (D)	(3.41)%	3.47	% (D)	(13.11	)% (D)	(4.24)%	2.68	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,782		$16,302	$15,114		$207		$568	$194
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before wavier and reimbursement	4.16	% (E)	2.92%	2.80	% (E)	4.90	% (E)	3.67%	3.55	% (E)
Expenses, net waiver and reimbursement	3.80	% (E)	2.65%	2.60	% (E)	4.55	% (E)	3.40%	3.35	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	(1.86	)% (E)	(1.31)%	0.24	% (E)	(2.56	)% (E)	(2.10)%	(0.51	)% (E)
Net investment income (loss), net waiver and reimbursement	(1.49	)% (E)	(1.04)%	0.44	% (E)	(2.21	)% (E)	(1.83)%	(0.31	)% (E)
Portfolio turnover rate	342	% (D)	692%	568	% (D)	342	% (D)	692%	568	% (D)

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.40		$10.22	$9.93

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(loss) (B)	(0.06)		(0.09)	0.01
Net realized and unrealized gain (loss) on investments	(1.13)		(0.24)	0.28	(F)
Total from investment operations	(1.19)		(0.33)	0.29

LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains on investments	—		(0.49)	—
Total distributions	—		(0.49)	—

Net asset value, end of period	$8.21		$9.40	$10.22

Total return (C)	(12.66	)% (D)	(3.30)%	2.82	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$242		$294	$50
Ratios to average net assets (including dividend and interest expense) (H)
Expenses, before wavier and reimbursement	3.91	% (E)	2.67%	2.55	% (E)
Expenses, net waiver and reimbursement	3.55	% (E)	2.40%	2.35	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	(1.76	)% (E)	(1.18)%	0.49	% (E)
Net investment income (loss), net waiver and reimbursement	(1.40	)% (E)	(0.91)%	0.69	% (E)
Portfolio turnover rate	342	% (D)	692%	568	% (D)

(A)	The Catalyst Event Arbitrage Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on March 12, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding dividend and interest expense)

	Expenses, before waiver and reimbursement	2.11% (E)	2.02%	1.95% (E)	2.86% (E)	2.77%	2.70% (E)
	Expenses, net waiver and reimbursement	1.75% (E)	1.75%	1.75% (E)	2.50% (E)	2.50%	2.50% (E)
(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.86% (E)	1.77%	1.70% (E)
	Expenses, net waiver and reimbursement	1.50% (E)	1.50%	1.50% (E)

The accompanying notes are an integral part of these financial statements.

122

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)			Class I(A)
	For the	For the	For the	For the		For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended		Six Months Ended	Period Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014		December 31, 2014	June 30, 2014
	(Unaudited)		(Unaudited)			(Unaudited)
Net asset value, beginning of period	$10.77	$10.00	$10.70	$10.00		$10.78	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.11)	(0.19)	(0.15)	(0.26)		(0.10)	(0.17)
Net realized and unrealized gain on investments	(0.35)	0.96	(0.33)	0.96		(0.34)	0.95
Total from investment operations	(0.46)	0.77	(0.48)	0.70		(0.44)	0.78

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.10)	—	(0.10)	—		(0.10)	—
Total distributions	(0.10)	—	(0.10)	—		(0.10)	—

Net asset value, end of period	$10.21	$10.77	$10.12	$10.70		$10.24	$10.78

Total return (C,D)	(4.37)%	7.70%	(4.56)%	7.00	% (E)	(4.16)%	7.80	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$201,800	$82,458	$48,559	$13,512		$262,978	$62,485
Ratios to average net assets
Ratio of expenses to average net assets (F)	2.13%	2.29%	2.87%	3.04%		1.88%	2.04%
Ratio of net investment loss to average net assets (F)	(2.09)%	(2.25)%	(2.83)%	(2.98)%		(1.84)%	(1.96)%
Portfolio turnover rate (D)	0%	0%	0%	0%		0%	0%

(A)	The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

123

CATALYST FUNDS
Catalyst Absolute Total Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2014	December 31, 2014	December 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.12	0.07	0.15
Net realized and unrealized gain on investments	(0.31)	(0.29)	(0.33)
Total from investment operations	(0.19)	(0.22)	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	—	(0.06)
From net realized gains on investments (F)	(0.00)	(0.00)	(0.00)
Total distributions	(0.05)	(0.00)	(0.06)

Net asset value, end of period	$9.76	$9.78	$9.76

Total return (C,D)	(1.81)%	(2.15)%	(1.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$193	$1	$2,066
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	11.33%	55.69%	10.80%
Expenses, net waiver and reimbursement (E)	1.99%	2.74%	1.74%
Net investment loss, before waiver and reimbursement (E)	(6.33)%	(51.30)%	(5.57)%
Net investment income, net waiver and reimbursement (E)	3.01%	1.65%	3.49%
Portfolio turnover rate (D)	21%	21%	21%

(A)	The Catalyst Absolute Total Return Fund Class A, Class C and Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represens less than $.005 per share

The accompanying notes are an integral part of these financial statements.

124

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the	For the
	Six Month Ended		Year Ended		Year Ended	Period Ended
	December 31, 2014		June 30, 2014		June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$15.43		$12.40		$10.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.02)		(0.00	)(F)	0.01	(0.00	)(F)
Net realized and unrealized gain on investments	1.79		4.26		1.73	0.68
Total from investment operations	1.77		4.26		1.74	0.68

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.02)	—
From net realized gains on investments	(1.59)		(1.23)		—	—
Total distributions	(1.59)		(1.23)		(0.02)	—

Net asset value, end of period	$15.61		$15.43		$12.40	$10.68

Total return (C)	11.42	% (D)	35.52%		16.30%	6.80	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$52,669		$31,000		$23,331	$20,530
Ratios to average net assets
Expenses, before waiver and reimbursement	1.51	% (E)	1.56%		1.57%	1.81	% (E)
Expenses, net waiver and reimbursement	1.35	% (E)	1.35%		1.35%	1.35	% (E)
Net investment (loss), before waiver and reimbursement	(0.44	)% (E)	(0.20)%		(0.14)%	(0.39	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.28	)% (E)	0.01%		0.08%	0.07	% (E)
Portfolio turnover rate	35	% (D)	108%		97%	74	% (D)

	Class C (A)
	For the		For the		For the	For the
	Six Month Ended		Year Ended		Year Ended	Period Ended
	December 31, 2014		June 30, 2014		June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$15.14		$12.28		$10.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.08)		(0.10)		(0.08)	(0.04)
Net realized and unrealized gain on investments	1.75		4.19		1.73	0.68
Total from investment operations	1.67		4.09		1.65	0.64

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.01)	—
From net realized gains on investments	(1.59)		(1.23)		—	—
Total distributions	(1.59)		(1.23)		(0.01)	—

Net asset value, end of period	$15.22		$15.14		$12.28	$10.64

Total return (C)	10.97	% (D)	34.44%		15.47%	6.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,566		$608		$256	$27
Ratios to average net assets
Expenses, before waiver and reimbursement	2.26	% (E)	2.31%		2.32%	2.56	% (E)
Expenses, net waiver and reimbursement	2.10	% (E)	2.10%		2.10%	2.10	% (E)
Net investment (loss), before waiver and reimbursement	(1.20	)% (E)	(0.95)%		(0.89)%	(1.18	)% (E)
Net investment (loss), net waiver and reimbursement	(1.04	)% (E)	(0.74)%		(0.67)%	(0.72	)% (E)
Portfolio turnover rate	35	% (D)	108%		97%	74	% (D)

(A)	The Catalyst Dynamic Alpha Fund Class A and Class C shares commenced operations on December 22, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

125

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the
	Six Month Ended		Period Ended
	December 31, 2014		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$15.43		$15.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.00	)(F)	0.01
Net realized and unrealized gain on investments	1.77		0.12
Total from investment operations	1.77		0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.59)		—
Total distributions	(1.59)		—

Net asset value, end of period	$15.61		$15.43

Total return (C,D)	11.41%		0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,442		$118
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.24%		1.51%
Expenses, net waiver and reimbursement (E)	1.10%		1.10%
Net investment income (loss), before waiver and reimbursement (E)	(0.18)%		0.18%
Net investment income (loss), net waiver and reimbursement (E)	(0.03)%		0.59%
Portfolio turnover rate (D)	35%		108%

(A)	The Catalyst Dynamic Alpha Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

126

CATALYST FUNDS
Catalyst/EquityCompass Buyback Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)		Class I(A)
	For the	For the	For the	For the	For the	For the
	Six Month Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.19	$10.00	$10.16	$10.00	$10.22	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ( loss) (B)	0.01	(0.02)	(0.03)	(0.06)	0.01	(0.01)
Net realized and unrealized gain on investments	(0.34)	0.21	(0.34)	0.22	(0.33)	0.23
Total from investment operations	(0.33)	0.19	(0.37)	0.16	(0.32)	0.22

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.38)	—	(0.38)	—	(0.38)	—
Total distributions	(0.38)	—	(0.38)	—	(0.38)	—

Net asset value, end of period	$9.48	$10.19	$9.41	$10.16	$9.52	$10.22

Total return (C,D)	(3.19)%	1.90%	(3.60)%	1.60%	(3.08)%	2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,860	$6,464	$5,623	$5,567	$3,976	$11,042
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.89%	1.99%	2.64%	2.74%	1.61%	1.74%
Expenses, net waiver and reimbursement (E)	1.50%	1.50%	2.25%	2.25%	1.25%	1.25%
Net investment loss, before waiver and reimbursement (E)	(0.27)%	(0.94)%	(0.99)%	(1.71)%	(0.16)%	(0.68)%
Net investment income (loss), net waiver and reimbursement (E)	0.12%	(0.45)%	(0.61)%	(1.22)%	0.20%	(0.19)%
Portfolio turnover rate (D)	379%	384%	379%	384%	379%	384%

(A)	The Catalyst/EquityCompass Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

127

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A (A)
For the	For the	For the	For the	For the	For the
Six Month Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$15.10	$13.75	$11.77	$11.60	$9.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(B)	0.11	(B)	0.13	(B)	0.09	(B)	0.12	0.04
Net realized and unrealized gain (loss) on investments	1.25	2.09	2.02	0.27	2.38	(0.79)
Total from investment operations	1.29	2.20	2.15	0.36	2.50	(0.75)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.11)	(0.13)	(0.08)	(0.11)	(0.04)
From net realized gains on investments	(0.64)	(0.74)	(0.04)	(0.11)	(0.00	)(C)	—
Total distributions	(0.68)	(0.85)	(0.17)	(0.19)	(0.11)	(0.04)

Net asset value, end of period	$15.71	$15.10	$13.75	$11.77	$11.60	$9.21

Total return (D)	8.55	% (E)	16.36%	18.42%	3.26%	27.35%	(7.47	)% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,615	$16,182	$13,111	$10,644	$7,649	$4,126
Ratios to average net assets
Expenses, before waiver and reimbursement	1.68	% (F)	1.69%	1.79%	1.98%	2.31%	3.81	% (F)
Expenses, net waiver and reimbursement	1.55	% (F)	1.55%	1.55%	1.55%	1.55%	1.55	% (F)
Net investment income (loss), before waiver and reimbursement	0.41	% (F)	0.61%	0.77%	0.33%	0.37%	(0.90	)% (F)
Net investment income, net waiver and reimbursement	0.53	% (F)	0.75%	1.01%	0.76%	1.13%	1.36	% (F)
Portfolio turnover rate	7	% (E)	25%	15%	26%	25%	11	% (E)

Class C (A)
For the	For the	For the	For the	For the	For the
Six Month Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$14.91	$13.59	$11.65	$11.51	$9.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02	)(B,C)	0.00	(B,C)	0.03	(B)	(0.01	)(B)	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.24	2.06	2.00	0.29	2.37	(0.85)
Total from investment operations	1.22	2.06	2.03	0.28	2.41	(0.81)

LESS DISTRIBUTIONS:
From net investment income	0.00	(C)	(0.00	)(C)	(0.05)	(0.03)	(0.05)	(0.04)
From net realized gains on investments	(0.64)	(0.74)	(0.04)	(0.11)	(0.00	) (C)	—
Total distributions	(0.64)	(0.74)	(0.09)	(0.14)	(0.05)	(0.04)

Net asset value, end of period	$15.49	$14.91	$13.59	$11.65	$11.51	$9.15

Total return (D)	8.17	% (E)	15.51%	17.49%	2.53%	26.42%	(8.11	)% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$566	$540	$559	$484	$87	$6
Ratios to average net assets
Expenses, before waiver and reimbursement	2.43	% (F)	2.44%	2.54%	2.73%	3.06%	4.56	% (F)
Expenses, net waiver and reimbursement	2.30	% (F)	2.30%	2.30%	2.30%	2.30%	2.30	% (F)
Net investment income (loss), before waiver and reimbursement	(0.35	)% (F)	(0.13)%	0.02%	(0.49)%	(0.38)%	(2.07	)% (F)
Net investment income (loss), net waiver and reimbursement	(0.22	)% (F)	0.01%	0.26%	(0.06)%	0.38%	0.19	% (F)
Portfolio turnover rate	7	% (E)	25%	15%	26%	25%	11	% (E)

(A)	The Catalyst/Groesbeck Growth of Income Fund Class A and Class C commenced operations on December 30, 2009.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Income or Realized capital gains distributed were less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

128

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I (A)
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of period	$15.10	$13.75	$11.77	$11.60	$10.29

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.07	(B)	0.14	(B)	0.16	(B)	0.12	(B)	0.09
Net realized and unrealized gain on investments	1.24	2.09	2.02	0.27	1.33
Total from investment operations	1.31	2.23	2.18	0.39	1.42

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.14)	(0.16)	(0.11)	(0.11)
From net realized gains on investments	(0.64)	(0.74)	(0.04)	(0.11)	(0.00	)(C)
Total distributions	(0.70)	(0.88)	(0.20)	(0.22)	(0.11)

Net asset value, end of period	$15.71	$15.10	$13.75	$11.77	$11.60

Total return (D)	8.68	% (E)	16.65%	18.71%	3.51%	13.94	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,476	$3,058	$2,838	$2,179	$1,237
Ratios to average net assets
Expenses, before waiver and reimbursement	1.43	% (F)	1.44%	1.54%	1.73%	2.06	% (F)
Expenses, net waiver and reimbursement	1.30	% (F)	1.30%	1.30%	1.30%	1.30	% (F)
Net investment income, before waiver and reimbursement	0.77	% (F)	0.85%	1.02%	0.61%	0.62	% (F)
Net investment income, net waiver and reimbursement	0.89	% (F)	0.98%	1.26%	1.04%	1.38	% (F)
Portfolio turnover rate	7	% (E)	25%	15%	26%	25	% (E)

(A)	The Catalyst/Groesbeck Growth of Income Fund Class I commenced operations on November 24, 2010.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Realized capital gains distributed were less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

129

CATALYST FUNDS
Catalyst/Groesbeck Aggressive Growth Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2014	December 31, 2014	December 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.05)	(0.08)	(0.03)
Net realized and unrealized gain on investments	0.33	0.33	0.32
Total from investment operations	0.28	0.25	0.29

Net asset value, end of period	$10.28	$10.25	$10.29

Total return (C,D)	2.80%	2.50%	2.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,041	$13	$111
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	8.45%	9.60%	8.76%
Expenses, net waiver and reimbursement (E)	1.55%	2.30%	1.30%
Net investment (loss), before waiver and reimbursement (E)	(8.02)%	(9.24)%	(8.14)%
Net investment (loss), net waiver and reimbursement (E)	(1.12)%	(1.94)%	(0.69)%
Portfolio turnover rate (D)	0%	0%	0%

(A)	The Catalyst/Groesbeck Aggressive Growth Fund Class A, Class C and Class I shares commenced operations on July 29,2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

130

CATALYST FUNDS
Catalyst/Lyons Hedged Premium Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)		Class I (A)
	For the	For the	For the	For the	For the		For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended		Period Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014		June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.64	$10.00	$10.59	$10.00	$10.63		$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.05)	(0.01)	(0.11)	(0.05)	(0.03	)(F)	(0.00	)(F)
Net realized and unrealized gain (loss) on investments	1.41	0.65	1.43	0.64	1.41		(0.04	)(G)
Total from investment operations	1.36	0.64	1.32	0.59	1.38		(0.04)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—		—
From net realized gains on investments	(0.22)	—	(0.22)	—	(0.22)		—
Total distributions	(0.22)	—	(0.22)	—	(0.22)		—

Net asset value, end of period	$11.78	$10.64	$11.69	$10.59	$11.79		$10.63

Total return (C,D)	12.81%	6.40%	12.49%	5.90%	13.01%		(0.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,203	$5,879	$1,961	$9	$328		$53
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.59%	4.62%	3.12%	5.37%	2.34%		2.96%
Expenses, net waiver and reimbursement (E)	1.50%	1.50%	2.25%	2.25%	1.25%		1.25%
Net investment (loss), before waiver and reimbursement (E)	(1.92)%	(3.35)%	(2.74)%	(4.10)%	(1.64)%		(2.28)%
Net investment (loss), net waiver and reimbursement (E)	(0.83)%	(0.23)%	(1.87)%	(0.98)%	(0.55)%		(0.57)%
Portfolio turnover rate (D)	75%	38%	75%	38%	75%		38%

(A)	The Catalyst Lyons Hedged Premium Fund Class A and Class C shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

The accompanying notes are an integral part of these financial statements.

131

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)						Class C (A)
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31, 2014		June 30, 2014		June 30, 2013		December 31, 2014		June 30, 2014	June 30, 2013
	(Unaudited)						(Unaudited)
Net asset value, beginning of period	$14.50		$12.12		$10.00		$14.33		$12.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.18		0.18		0.01		0.08	0.11
Net realized and unrealized gain on investments	0.98		2.73		2.10		0.96		2.72	2.08
Total from investment operations	1.05		2.91		2.28		0.97		2.80	2.19

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.08)		(0.07)		(0.03)		(0.06)	(0.06)
From net realized gains on investments	(0.80)		(0.45)		(0.09)		(0.80)		(0.45)	(0.09)
Total distributions	(0.93)		(0.53)		(0.16)		(0.83)		(0.51)	(0.15)

Net asset value, end of period	$14.62		$14.50		$12.12		$14.47		$14.33	$12.04

Total return (C)	7.23	% (D)	24.29%		23.04	% (D)	6.80	% (D)	23.51%	22.13	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$101,360		$76,417		$14,262		$30,499		$24,157	$2,494
Ratios to average net assets
Expenses, before waiver and reimbursement	1.73	% (E)	1.77%		2.23	% (E)	2.48	% (E)	2.52%	2.98	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%		1.50	% (E)	2.25	% (E)	2.25%	2.25	% (E)
Net investment income, before waiver and reimbursement	0.68	% (E)	1.05%		0.86	% (E)	-0.06	% (E)	0.33%	0.11	% (E)
Net investment income , net waiver and reimbursement	0.91	% (E)	1.32%		1.59	% (E)	0.18	% (E)	0.59%	0.84	% (E)
Portfolio turnover rate	120	% (D)	165%		126	% (D)	120	% (D)	165%	126	% (D)

	Class I (A)
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2014		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$14.51		$14.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.01
Net realized and unrealized gain (loss) on investments	0.99	(F)	(0.07	) (F)
Total from investment operations	1.07		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		—
From net realized gains on investments	(0.80)		—
Total distributions	(0.96)		—

Net asset value, end of period	$14.62		$14.51

Total return (C,D)	7.36	% (D)	(0.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,198		$135
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.50	% (E)	1.90%
Expenses, net waiver and reimbursement (E)	1.25	% (E)	1.20%
Net investment income, before waiver and reimbursement (E)	0.85	% (E)	0.13%
Net investment income , net waiver and reimbursement (E)	1.10	% (E)	0.83%
Portfolio turnover rate (D)	120	% (D)	165%

(A)	The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

The accompanying notes are an integral part of these financial statements.

132

CATALYST FUNDS
Catalyst Macro Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)		Class I(A)
	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.26	$10.00	$10.24	$10.00	$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)	0.01	(0.05)	(0.01)	—	0.02
Net realized and unrealized gain (loss) on investments	(0.27)	0.25	(0.28)	0.25	(0.24)	0.24
Total from investment operations	(0.28)	0.26	(0.33)	0.24	(0.24)	0.26

LESS DISTRIBUTIONS:
From net investment income	(0.08)	—	—	—	(0.11)	—
From net realized gains on investments	(1.35)	—	(1.35)	—	(1.35)	—
Total distributions	(1.43)	—	(1.35)	—	(1.46)	—

Net asset value, end of period	$8.55	$10.26	$8.56	$10.24	$8.56	$10.26

Total return (C,D)	(3.09)%	2.60%	(3.58)%	2.40%	(2.72)%	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$156	$5,560	$1	$32,046	$191	$5,336
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	2.62%	2.22%	2.80%	2.97%	2.26%	1.97%
Expenses, net waiver and reimbursement (E,F)	1.95%	1.95%	2.70%	2.70%	1.70%	1.70%
Net investment income (loss), before waiver and reimbursement (E,F,G)	(0.88)%	0.10%	(1.12)%	(0.59)%	-0.57%	0.31%
Net investment income (loss), net waiver and reimbursement (E,F,G)	(0.21)%	0.37%	(1.03)%	(0.32)%	-0.01%	0.58%
Portfolio turnover rate (D)	278%	204%	278%	204%	278%	204%

(A)	The Catalyst Macro Strategy Fund Class A, Class C and Class I shares commenced operations on March 11, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

133

CATALYST FUNDS
Catalyst/MAP Global Capital Appreciation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$13.56		$11.04	$10.02	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.15	0.25	0.14
Net realized and unrealized gain (loss) on investments	(0.63)		2.69	1.12	(0.11	) (G)
Total from investment operations	(0.60)		2.84	1.37	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.12)	(0.29)	(0.01)
From net realized gains on investments	(0.51)		(0.20)	(0.06)	—
Total distributions	(0.64)		(0.32)	(0.35)	(0.01)

Net asset value, end of period	$12.32		$13.56	$11.04	$10.02

Total return (C)	(4.44	)% (D)	26.10%	13.75%	0.26	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$29,210		$18,917	$9,735	$4,469
Ratios to average net assets
Expenses, before waiver and reimbursement	1.60	% (E)	1.77%	2.05%	3.54	% (E)
Expenses, net waiver and reimbursement	1.55	% (E)	1.55%	1.55%	1.55	% (E)
Net investment income (loss), before waiver and reimbursement	0.33	% (E)	0.96%	1.73%	(0.49	)% (E)
Net investment income, net waiver and reimbursement	0.38	% (E)	1.18%	2.23%	1.50	% (E)
Portfolio turnover rate	6	% (D)	50%	28%	25	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$13.40		$10.93	$9.95	$10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	(0.02)		0.05	0.16	0.09
Net realized and unrealized gain (loss) on investments	(0.64)		2.68	1.12	(0.14	) (G)
Total from investment operations	(0.66)		2.73	1.28	(0.05)

LESS DISTRIBUTIONS:
From net investment income	—		(0.06)	(0.24)	(0.00	) (F)
From net realized gains on investments	(0.51)		(0.20)	(0.06)	—
Total distributions	(0.51)		(0.26)	(0.30)	—

Net asset value, end of period	$12.23		$13.40	$10.93	$9.95

Total return (C)	(4.84	)% (D)	25.26%	12.92%	(0.47	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,311		$6,072	$3,045	$1,025
Ratios to average net assets
Expenses, before waiver and reimbursement	2.35	% (E)	2.52%	2.80%	4.29	% (E)
Expenses, net waiver and reimbursement	2.30	% (E)	2.30%	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement	(0.42	)% (E)	0.20%	0.98%	(1.24	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.37	)% (E)	0.42%	1.48%	0.75	% (E)
Portfolio turnover rate	6	% (D)	50%	28%	25	% (D)

(A)	Catalyst/MAP Global Capital Appreciation Fund Class A and C commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2012, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

134

CATALYST FUNDS
Catalyst/MAP Global Capital Appreciation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2014		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$13.56		$13.48

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.05		0.02
Net realized and unrealized gain (loss) on investments	(0.64)		0.06
Total from investment operations	(0.59)		0.08

LESS DISTRIBUTIONS:
From net investment income	(0.15)		—
From net realized gains on investments	(0.51)		—
Total distributions	(0.66)		—

Net asset value, end of period	$12.31		$13.56

Total return (C,D)	(4.34	)% (D)	0.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$264		$136
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.35	% (E)	1.81%
Expenses, net waiver and reimbursement (E)	1.25	% (E)	1.25%
Net investment income , before waiver and reimbursement (E)	0.60	% (E)	1.40%
Net investment income, net waiver and reimbursement (E)	0.71	% (E)	1.96%
Portfolio turnover rate (D)	6	% (D)	50%

(A)	Catalyst/MAP Global Capital Appreciation Fund Class A and C commenced operations on July 29, 2011, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

135

CATALYST FUNDS
Catalyst/MAP Global Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.09		$10.88	$10.14	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.16	0.22	0.15
Net realized and unrealized gain (loss) on investments	(0.30)		1.50	0.90	0.03
Total from investment operations	(0.28)		1.66	1.12	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.21)	(0.33)	(0.04)
From net realized gains on investments	(0.35)		(0.24)	(0.05)	—
Total distributions	(0.40)		(0.45)	(0.38)	(0.04)

Net asset value, end of period	$11.41		$12.09	$10.88	$10.14

Total return (C)	(2.32	)% (D)	15.51%	11.13%	1.83	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,778		$14,158	$9,626	$4,925
Ratios to average net assets
Expenses, before waiver and reimbursement	1.76	% (E)	1.83%	1.98%	2.81	% (E)
Expenses, net waiver and reimbursement	1.55	% (E)	1.55%	1.55%	1.55	% (E)
Net investment income, before waiver and reimbursement	0.21	% (E)	1.07%	1.62%	0.32	% (E)
Net investment income, net waiver and reimbursement	0.41	% (E)	1.36%	2.05%	1.58	% (E)
Portfolio turnover rate	26	% (D)	42%	53%	39	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.04		$10.84	$10.09	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	(0.02)		0.07	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.30)		1.50	0.89	0.00	(F)
Total from investment operations	(0.32)		1.57	1.03	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.13)	(0.23)	(0.02)
From net realized gains on investments	(0.35)		(0.24)	(0.05)	—
Total distributions	(0.37)		(0.37)	(0.28)	(0.02)

Net asset value, end of period	$11.35		$12.04	$10.84	$10.09

Total return (C)	(2.69	)% (D)	14.70%	10.27%	1.08	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,458		$4,616	$2,375	$1,786
Ratios to average net assets
Expenses, before waiver and reimbursement	2.51	% (E)	2.58%	2.73%	3.56	% (E)
Expenses, net waiver and reimbursement	2.30	% (E)	2.30%	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement	(0.55	)% (E)	0.36%	0.87%	(0.43	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.34	)% (E)	0.64%	1.30%	0.83	% (E)
Portfolio turnover rate	26	% (D)	42%	53%	39	% (D)

(A)	Catalyst/MAP Global Total Return Income Fund Class A shares and Class C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

136

CATALYST FUNDS
Catalyst/MAP Global Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2014	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$12.09	$12.13

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04	0.01
Net realized and unrealized gain on investments	(0.30)	0.05
Total from investment operations	(0.26)	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.10)
From net realized gains on investments	(0.35)	—
Total distributions	(0.42)	(0.10)

Net asset value, end of period	$11.41	$12.09

Total return (C,D)	(2.20)%	0.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$258	$121
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.51%	1.66%
Expenses, net waiver and reimbursement (E)	1.25%	1.25%
Net investment income, before waiver and reimbursement (E)	0.42%	1.35%
Net investment income, net waiver and reimbursement (E)	0.69%	1.76%
Portfolio turnover rate (D)	26%	42%

(A)	Catalyst/MAP Global Total Return Income Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

137

CATALYST FUNDS
Catalyst/MLP & Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2014	December 31, 2014	December 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B,F)	(0.00)	(0.00)	(0.00)
Net realized and unrealized gain on investments	(0.01)	(0.01)	(0.01)
Total from investment operations	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$9.99	$9.99	$9.99

Total return (C,D)	(0.10)%	(0.10)%	(0.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1	$1	$1,687
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	16.78%	17.54%	16.55%
Expenses, net waiver and reimbursement (E)	1.65%	2.40%	1.40%
Net investment (loss), before waiver and reimbursement (E)	(16.32)%	(17.07)%	(15.84)%
Net investment (loss), net waiver and reimbursement (E)	(1.18)%	(1.93)%	(0.69)%
Portfolio turnover rate (D)	0%	0%	0%

(A)	The Catalyst/MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	Represent less than $.005 per share

The accompanying notes are an integral part of these financial statements.

138

CATALYST FUNDS
Catalyst/Princeton Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)						Class C (A)
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Year Ended		Period Ended
	December 31, 2014		June 30, 2014		June 30, 2013		December 31, 2014		June 30, 2014		June 30, 2013
	(Unaudited)						(Unaudited)
Net asset value, beginning of period	$10.63		$10.19		$10.00		$10.60		$10.19		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.26		0.45		0.21		0.22		0.36		0.15
Net realized and unrealized gain (loss) on investments	(0.55)		0.40		0.15	(F)	(0.55)		0.40		0.18	(F)
Total from investment operations	(0.29)		0.85		0.36		(0.33)		0.76		0.33

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.41)		(0.17)		(0.21)		(0.35)		(0.14)
From net realized gains on investments	(0.01)		(0.00	) (G)	—		(0.01)		(0.00	) (G)	—
Total distributions	(0.26)		(0.41)		(0.17)		(0.22)		(0.35)		(0.14)

Net asset value, end of period	$10.08		$10.63		$10.19		$10.05		$10.60		$10.19

Total return (C)	(2.74	)% (D)	8.53%		3.59	% (D)	(3.13	)% (D)	7.56%		3.25	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$50,268		$31,621		$225		$7,785		$8,874		$46
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.55	% (E)	1.65%		3.23	% (E)	2.35	% (E)	2.42%		3.98	% (E)
Expenses, net waiver and reimbursement (H)	1.45	% (E)	1.40%		0.65	% (E)	2.20	% (E)	2.17%		1.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	4.82	% (E)	4.01%		1.27	% (E)	4.02	% (E)	3.25%		0.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	4.90	% (E)	4.25%		3.85	% (E)	4.11	% (E)	3.45%		3.10	% (E)
Portfolio turnover rate	60	% (D)	92%		90	% (D)	60	% (D)	92%		90	% (D)

	Class I(A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2014		June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.63		$10.19		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.27		0.47		0.21
Net realized and unrealized gain (loss) on investments	(0.56)		0.40		0.16	(F)
Total from investment operations	(0.29)		0.87		0.37

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.43)		(0.18)
From net realized gains on investments	(0.01)		(0.00	) (G)	—
Total distributions	(0.27)		(0.43)		(0.18)

Net asset value, end of period	$10.07		$10.63		$10.19

Total return (C)	(2.72	)% (D)	8.76%		3.71	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$24,091		$30,817		$6,689
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.21	% (E)	1.35%		2.98	% (E)
Expenses, net waiver and reimbursement (H)	1.20	% (E)	1.10%		0.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	5.02	% (E)	4.14%		1.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	5.10	% (E)	4.48%		4.10	% (E)
Portfolio turnover rate	60	% (D)	92%		90	% (D)

(A)	The Catalyst/Princeton Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Represents an amount less than $0.01 per share.

(H)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

139

CATALYST FUNDS
Catalyst/Princeton Hedged Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2014	December 31, 2014	December 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.05	0.04	0.05
Net realized and unrealized (loss) on investments	(0.28)	(0.28)	(0.28)
Total from investment operations	(0.23)	(0.24)	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.04)	(0.05)
Total distributions	(0.05)	(0.04)	(0.05)

Net asset value, end of period	$9.72	$9.72	$9.72

Total return (C,D)	(2.32)%	(2.39)%	(2.28)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1	$1	$251
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	52.32%	52.95%	53.71%
Expenses, net waiver and reimbursement (E)	1.55%	2.30%	1.30%
Net investment (loss), before waiver and reimbursement (E)	(47.30)%	(47.92)%	(48.48)%
Net investment income, net waiver and reimbursement (E)	3.47%	2.73%	3.93%
Portfolio turnover rate (D)	0%	0%	0%

(A)	The Catalyst/Princeton Hedged Income Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

140

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$5.66	$6.20	$6.48	$7.11	$6.95	$6.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(A)	0.40	(A)	0.40	(A)	0.52	(A)	0.51	0.58
Net realized and unrealized gain (loss) on investments	(1.12)	(0.27)	(0.13)	(0.29)	0.56	0.81
Total from investment operations	(0.94)	0.13	0.27	0.23	1.07	1.39

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.42)	(0.40)	(0.53)	(0.52)	(0.58)
From net realized gains on investments	—	(0.25)	(0.15)	(0.33)	(0.39)	(0.11)
Total distributions	(0.20)	(0.67)	(0.55)	(0.86)	(0.91)	(0.69)

Net asset value, end of period	$4.52	$5.66	$6.20	$6.48	$7.11	$6.95

Total return (B)	(17.00	)% (C)	2.31%	4.16%	4.02%	15.84%	23.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$21,210	$36,845	$67,154	$100,536	$99,854	$50,837
Ratios to average net assets
Expenses, before waiver and reimbursement	1.60	% (D)	1.53%	1.47%	1.46%	1.48%	1.59%
Expenses, net waiver and reimbursement	1.45	% (D)	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income, before waiver and reimbursement	6.67	% (D)	6.56%	6.19%	7.87%	7.06%	8.82%
Net investment income, net waiver and reimbursement	6.82	% (D)	6.64%	6.21%	7.88%	7.09%	8.96%
Portfolio turnover rate	11	% (C)	63%	54%	33%	58%	58%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$5.66	$6.20	$6.48	$7.11	$6.96	$6.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(A)	0.35	(A)	0.35	(A)	0.47	(A)	0.46	0.58
Net realized and unrealized gain (loss) on investments	(1.11)	(0.26)	(0.13)	(0.28)	0.55	0.82
Total from investment operations	(0.95)	0.09	0.22	0.19	1.01	1.40

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.38)	(0.35)	(0.49)	(0.47)	(0.58)
From net realized gains on investments	—	(0.25)	(0.15)	(0.33)	(0.39)	(0.11)
Total distributions	(0.18)	(0.63)	(0.50)	(0.82)	(0.86)	(0.69)

Net asset value, end of period	$4.53	$5.66	$6.20	$6.48	$7.11	$6.96

Total return (B)	(17.14	)% (C)	1.54%	3.41%	3.27%	14.82%	23.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,055	$22,038	$29,260	$32,888	$25,522	$14,811
Ratios to average net assets
Expenses, before waiver and reimbursement	2.35	% (D)	2.28%	2.22%	2.21%	2.23%	2.34%
Expenses, net waiver and reimbursement	2.20	% (D)	2.20%	2.20%	2.20%	2.20%	2.20%
Net investment income, before waiver and reimbursement	5.96	% (D)	5.78%	5.44%	7.12%	6.31%	8.14%
Net investment income, net waiver and reimbursement	6.11	% (D)	5.86%	5.46%	7.13%	6.34%	8.28%
Portfolio turnover rate	11	% (C)	63%	54%	33%	58%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Not Annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

141

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

	Class I(A)
	For the	For the
	Six Months Ended	Period Ended
	December 31, 2014	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$5.67	$6.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.20	0.40
Net realized and unrealized loss on investments	(1.14)	(0.26)
Total from investment operations	(0.94)	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.44)
From net realized gains on investments	—	(0.25)
Total distributions	(0.20)	(0.69)

Net asset value, end of period	$4.53	$5.67

Total return (C,D)	(16.85)%	2.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,533	$1,443
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.33%	1.28%
Expenses, net waiver and reimbursement (E)	1.20%	1.20%
Net investment income, before waiver and reimbursement (E)	7.05%	6.67%
Net investment income, net waiver and reimbursement (E)	7.18%	6.75%
Portfolio turnover rate (D)	11%	63%

(A)	The Catalyst/SMH High Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not Annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

142

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$6.15	$6.05	$5.59	$6.59	$5.90	$5.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(A)	0.40	(A)	0.31	(A)	0.36	(A)	0.31	0.39
Net realized and unrealized gain (loss) on investments	(1.07)	0.07	0.46	(0.75)	0.78	(C)	0.79
Total from investment operations	(0.88)	0.47	0.77	(0.39)	1.09	1.18

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.31)	(0.31)	(0.38)	(0.32)	(0.39)
From net realized gains on investments	—	—	—	(0.23)	(0.08)	(0.07)
Tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.16)	(0.37)	(0.31)	(0.61)	(0.40)	(0.46)

Net asset value, end of period	$5.11	$6.15	$6.05	$5.59	$6.59	$5.90

Total return (B)	(14.45	)% (D)	7.92%	14.15%	(5.63)%	18.56%	23.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,879	$22,722	$23,408	$33,969	$53,720	$6,365
Ratios to average net assets
Expenses, before waiver and reimbursement	1.58	% (E)	1.59%	1.55%	1.55%	1.56%	2.31%
Expenses, net waiver and reimbursement	1.55	% (E)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement	6.40	% (E)	6.36%	5.32%	6.17%	4.98%	5.52%
Net investment income, net waiver and reimbursement	6.43	% (E)	6.40%	5.32%	6.17%	4.99%	6.28%
Portfolio turnover rate	30	% (D)	72%	60%	39%	60%	46%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
(Unaudited)
Net asset value, beginning of period	$6.15	$6.04	$5.59	$6.58	$5.90	$5.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(A)	0.35	(A)	0.27	(A)	0.32	(A)	0.27	0.35
Net realized and unrealized gain (loss) on investments	(1.06)	0.08	0.45	(0.74)	0.76	(C)	0.79
Total from investment operations	(0.90)	0.43	0.72	(0.42)	1.03	1.14

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.26)	(0.27)	(0.34)	(0.27)	(0.35)
From net realized gains on investments	—	—	—	(0.23)	(0.08)	(0.07)
Tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.14)	(0.32)	(0.27)	(0.57)	(0.35)	(0.42)

Net asset value, end of period	$5.11	$6.15	$6.04	$5.59	$6.58	$5.90

Total return (B)	(14.78	)% (D)	7.29%	13.12%	(6.18)%	17.53%	22.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,981	$22,517	$22,077	$26,567	$32,753	$8,702
Ratios to average net assets
Expenses, before waiver and reimbursement	2.33	% (E)	2.34%	2.30%	2.30%	2.31%	3.06%
Expenses, net waiver and reimbursement	2.30	% (E)	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income, before waiver and reimbursement	5.69	% (E)	5.64%	4.57%	5.50%	4.23%	5.13%
Net investment income, net waiver and reimbursement	6.11	% (E)	5.67%	4.57%	5.50%	4.24%	5.89%
Portfolio turnover rate	30	% (D)	72%	60%	39%	60%	46%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(D)	Not Annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

143

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

	Class I (A)
	For the	For the
	Period Ended	Period Ended
	June 30, 2014	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$6.14	$6.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.20	0.45
Net realized and unrealized (loss) on investments	(1.07)	(0.01)
Total from investment operations	(0.87)	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.33)
Tax return of capital	—	(0.06)
Total distributions	(0.17)	(0.39)

Net asset value, end of period	$5.10	$6.14

Total return (C,D)	(14.36)%	7.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,399	$1,602
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.32%	1.34%
Expenses, net waiver and reimbursement (E)	1.30%	1.30%
Net investment income, before waiver and reimbursement (E)	7.21%	7.28%
Net investment income, net waiver and reimbursement (E)	7.23%	7.34%
Portfolio turnover rate (D)	30%	72%

(A)	The Catalyst/SMH Total Return Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not Annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

144

CATALYST FUNDS
Catalyst/Time Value Trading Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2014	December 31, 2014	December 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.03)	(0.04)	(0.03)
Net realized and unrealized gain on investments	(0.16)	(0.17)	(0.17)
Total from investment operations	(0.19)	(0.21)	(0.20)

Net asset value, end of period	$9.81	$9.79	$9.80

Total return (C,D)	(1.90)%	(2.10)%	(2.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$498	$1	$96
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	25.90%	31.32%	27.33%
Expenses, net waiver and reimbursement (E)	2.24%	2.99%	1.99%
Net investment (loss), before waiver and reimbursement (E)	(25.84)%	(31.31)%	(27.28)%
Net investment (loss), net waiver and reimbursement (E)	(2.18)%	(2.98)%	(1.94)%
Portfolio turnover rate (D)	0%	0%	0%

(A)	The Catalyst/Time Value Trading Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

145

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)	Class I(A)
	For the		For the	For the
	Period Ended		Period Ended	Period Ended
	December 31, 2014		December 31, 2014	December 31, 2014
	(Unaudited)		(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00		$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02	) (F)	0.04	0.05
Net realized and unrealized gain on investments	0.18		0.10	0.11
Total from investment operations	0.16		0.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.02)	(0.03)
Total distributions	(0.03)		(0.02)	(0.03)

Net asset value, end of period	$10.13		$10.12	$10.13

Total return (C,D)	1.59%		1.40%	1.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$845		$1	$1,896
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	6.66%		6.74%	6.08%
Expenses, net waiver and reimbursement (E)	1.55%		2.30%	1.30%
Net investment loss, before waiver and reimbursement (E)	(6.47)%		(0.74)%	(0.41)%
Net investment gain loss, net waiver and reimbursement (E)	(1.36)%		3.70%	4.37%
Portfolio turnover rate (D)	0%		0%	0%

(A)	The Catalyst/Stone Beach Opportunity Fund Class A, Class C and Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending December 31, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

146

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2014	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following twenty-five series: Catalyst Small-Cap Insider Buying Fund, Catalyst Hedged Insider Buying Fund, Catalyst Insider Buying Fund, Catalyst Insider Long/Short Fund, Catalyst Activist Investor Fund, Catalyst Insider Income Fund, Catalyst Event Arbitrage Fund, Catalyst Hedged Futures Strategy Fund, Catalyst Absolute Total Return Fund, Catalyst Dynamic Alpha Fund, Catalyst/EquityCompass Buyback Strategy Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/Groesbeck Aggressive Growth Fund, Catalyst/Lyons Hedged Premium Return Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Macro Strategy Fund, Catalyst/MAP Global Capital Appreciation Fund, Catalyst/MAP Global Total Return Income Fund, Catalyst MLP & Infrastructure Fund, Catalyst/Princeton Floating Rate Income Fund, Catalyst/Princeton Hedged Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst Time Value Trading Fund and the Catalyst/Stone Beach Income Opportunity Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as non-diversified. The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Small-Cap Insider Buying
(“Small-Cap Insider”)		Long-term capital appreciation
Catalyst Hedged Insider Buying		Long-term capital appreciation
(“Hedged Insider”)
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst Insider Long/Short		Long-term capital appreciation with low volatility
(“Insider Long/Short”)		and low correlation to the equity market
Catalyst Activist Investor (“Activist Investor”)		Long-term capital appreciation
Catalyst Insider Income (“Insider Income”)		High current income with low interest rate sensitivity
Catalyst Event Arbitrage (“Event Arbitrage”)		Long-term capital appreciation with low volatility
and low correlation to the equity market
Catalyst Hedged Futures Strategy		Capital appreciation and capital preservation
(“Hedged Futures”)		in all market conditions with low volatility and
low correlation to the U.S. equity market
Catalyst Absolute Total Return	ATR Advisors LLC	Sustainable income and capital appreciation, and
(“Absolute Total Return”)		lower volatility than the market
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation
Catalyst/EquityCompass Buyback Strategy
(“Buyback Strategy”)	EquityCompass Strategies	Long-term capital appreciation
Catalyst/Groesbeck Growth of Income	Groesbeck Investment
(“Growth of Income”)	Management Corp. (“GIM”)	Current income that increases over time
Catalyst/Groesbeck Aggressive Growth	Groesbeck Investment	Long-term capital appreciation
(“Aggressive Growth”)	Management Corp. (“GIM”)
Catalyst/Lyons Hedged Premium Return	Lyons Wealth Management, LLC	Long-term capital appreciation and income with less
(“Hedged Premium Return”)	(“Lyons”)	downside volatility than the equity market
Catalyst/Lyons Tactical Allocation	Lyons	Total return consisting of long-term capital
(“Tactical Allocation”)		appreciation and current income with low volatility
and low correlation to the equity market
Catalyst Macro Strategy (“Macro Strategy”)		Capital appreciation with positive returns
in all market conditions
Catalyst/MAP Global Capital Appreciation	Managed Asset Portfolios, LLC
(“Global Capital Appreciation”)	(“MAP”)	Long-term capital appreciation
Catalyst/MAP Global Total Return Income	MAP	Total return which consists of current income
(“Global Total Return Income”)		and capital appreciation
Catalyst MLP & Infrastructure	SL Advisors, LLC	Current income and capital appreciation
(“MLP & Infrastructure”)
Catalyst/Princeton Floating Rate Income	Princeton Advisory Group, Inc.	High level of current income as is consistent with
(“Floating Rate Income”)	(“Princeton”)	capital preservation
Catalyst/Princeton Hedged Income	Princeton Advisory Group, Inc.	Current income with a secondary objective of long-
(“Hedged Income”)		term capital appreciation with preservation of
capital and low volatility
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors, Inc. (“SMH”)	High level of current income
Catalyst/SMH Total Return Income	SMH	Total return which consists of current income
(“Total Return Income”)		and capital appreciation
Catalyst Time Value Trading	ITB Capital Advisors, LLC	Capital appreciation with low correlation to the
(“Time Value Trading”)		equity markets
Catalyst/Stone Beach Income Opportunity	Stone Beach Investment	High current income with a secondary objective of
(“Income Opportunity”)	Management, LLC	capital appreciation
147

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December 31, 2014	SEMI-ANNUAL REPORT

The Activist Investor, Insider Income and Aggressive Growth Funds commenced operations on July 29, 2014. The Absolute Total Return Fund commenced operations on July 31, 2014. The Hedged Income and Time Value Trading Funds commenced operations on November 7, 2014. The Income Opportunity Fund commenced operations on November 20, 2014. The MLP & Infrastructure Fund commenced operations on December 22, 2014.

Currently, all Funds offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

148

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other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$100,397,085	$—	$—	$100,397,085
Warrants	—	3,737,215	—	3,737,215
Short-Term Investments	25,069,030	—	—	25,069,030
Total Assets	$125,466,115	$3,737,215	$—	$129,203,330

Hedged Insider
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$19,356,723	$—	$—	$19,356,723
Put Options Purchased	27,300	—	—	27,300
Call Options Purchased	1,434,045	—	—	1,434,045
Short-Term Investments	4,220,040	—	—	4,222,040
Total Assets	$25,038,108	$—	$—	$25,038,108
Liabilities(a,b)
Put Options Written	$(30,170)	$—	$—	$(30,170)
Call Options Written	(172,770)	—	—	(172,770)
Total Liabilities	$(202,940)	$—	$—	$(202,940)

Insider Buying
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$429,053,812	$—	$—	$429,053,812
Short-Term Investments	4,982,150	—	—	4,982,150
Total Assets	$434,035,962	$—	$—	$434,035,962

Insider Long/Short
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$15,024,621	$—	$—	$15,024,621
Short-Term Investments	1,225,219	—	—	1,225,219
Total Assets	$16,249,840	$—	$—	$16,249,840
Liabilities(a,b)
Securities Sold Short	$(12,447,161)	$—	$—	$(12,447,161)
Call Options Written	(13,600)	—	—	(13,600)
Total Liabilities	$(12,460,761)	$—	$—	$(12,460,761)
149

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December 31, 2014	SEMI-ANNUAL REPORT

Activist Investor
Assets(a,b)	Level 1	Level 2	Level 3		Total
Common Stock	$394,092	$—	$—		$394,092
Total Assets	$394,092	$—	$—		$394,092

Insider Income
Assets(a,b)	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$521,143	$—		$521,143
Short-Term Investments	75,086	—	—		75,086
Total Assets	$75,086	$521,143	$—		$596,229

Event Arbitrage
Assets(a,b,c)	Level 1	Level 2	Level 3		Total
Common Stock	$13,881,030	$—	$40	(d)	$13,881,070
Stock Rights	237,800	—	—		237,800
Exchange Traded Funds	119,463	—	—		119,463
Preferred Stock	1,128,725	—	—		1,128,725
Warrants	319,500	—	—		319,500
Purchased Call Options	24,215	—	—		24,215
Purchased Put Options	203,126	—	—		203,126
Short-Term Investments	1,101,278	—	—		1,101,278
Total Assets	$17,015,137	$—	$40	(d)	$17,015,177
Liabilities(a,b,c)
Securities Sold Short	$(3,747,699)	$—	$—		$(3,747,699)
Exchange Traded Funds Sold Short	(1,810,190)	—	—		(1,810,190)
Put Options Written	(436,800)	—	—		(436,800)
Call Options Written	(40,000)	—	—		(40,000)
Total Liabilities	$(6,034,689)	$—	$—		$(6,034,689)

Hedged Futures
Assets(a,b)	Level 1	Level 2	Level 3		Total
Purchased Put Options	$3,600,600	$—	$—		$3,600,600
Purchased Call Options	5,443,750	—	—		5,443,750
Short-Term Investments	376,132,116	—	—		376,132,116
Total Assets	$385,176,162	$—	$—		$385,176,162
Liabilities(a,b)
Put Options Written	$(3,282,500)	$—	$—		$(3,282,500)
Call Options Written	(26,720,250)	—	—		(26,720,250)
Total Liabilities	$(30,002,750)	$—	$—		$(30,002,750)
150

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December 31, 2014	SEMI-ANNUAL REPORT

Absolute Total Return
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$1,359,635	$—	$—	$1,359,635
Mutual Funds	551,602	—	—	551,602
Exchanged Traded Funds	320,145	—	—	320,145
Short-Term Investments	502,796	—	—	502,796
Total Assets	$2,734,178	$—	$—	$2,734,178
Liabilities(a,b)
Exchange Traded Funds Sold Short	$(124,095)	$—	$—	$(124,095)
Call Options Written	(10,058)	—	—	(10,058)
Total Liabilities	$(134,153)	$—	$—	$(134,153)

Dynamic Alpha
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$59,740,329	$—	$—	$59,740,329
Short-Term Investments	2,735,458	—	—	2,735,458
Total Assets	$62,475,787	$—	$—	$62,475,787

Buyback Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$15,206,482	$—	$—	$15,206,482
Short-Term Investment	731,523	—	—	731,523
Total Assets	$15,938,005	$—	$—	$15,938,005

Growth of Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$22,936,733	$—	$—	$22,936,733
Short-Term Investment	80,802	—	—	80,802
Total Assets	$23,017,535	$—	$—	$23,017,535

Aggressive Growth
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$881,209	$—	$—	$881,209
Short-Term Investment	185,711	—	—	185,711
Total Assets	$1,066,920	$—	$—	$1,066,920

Hedged Premium Return
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$8,890,557	$—	$—	$8,890,557
Put Options Purchased	117,600	—	—	117,600
Short-Term Investment	340,900	—	—	340,900
Total Assets	$9,349,057	$—	$—	$9,349,057
Liabilities(a,b)
Put Options Written	$(101,600)	$—	$—	$(101,600)
Total Liabilities	$(101,600)	$—	$—	$(101,600)
151

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December 31, 2014	SEMI-ANNUAL REPORT

Tactical Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$127,822,587	$—	$—	$127,822,587
Short-Term Investments	5,735,054	—	—	5,735,054
Total Assets	$133,557,641	$—	$—	$133,557,641

Macro Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,895	$—	$—	$15,985
Mutual Funds	67,270	—	—	67,270
Purchased Call Options	23,870	—	—	23,870
Purchased Put Options	7,135	—	—	7,135
Short-Term Investments	304,937	—	—	304,937
Total Assets	$419,107	$—	$—	$419,107
Liabilities(a,b)
Securities Sold Short	$(84,380)	$—	$—	$(84,380)
Put Options Written	(3,025)	—	—	(3,025)
Call Options Written	(2,180)	—	—	(2,180)
Total Liabilities	$(89,585)	$—	$—	$(89,585)

Global Capital Appreciation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$35,428,949	$—	$—	$35,428,949
Short-Term Investments	1,944,126	—	—	1,944,126
Total Assets	$37,373,075	$—	$—	$37,373,075
Liabilities(a,b)
Call Options Written	$(292,935)	$—	$—	$(292,935)
Total Liabilities	$(292,935)	$—	$—	$(292,935)

Global Total Return Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$12,602,121	$—	$—	$12,602,121
Corporate Bonds	—	7,289,629	—	7,289,629
Short-Term Investments	1,173,401	—	—	1,173,401
Total Assets	$13,775,522	$7,289,629	$—	$21,065,151
Liabilities(a,b)
Call Options Written	$(93,760)	$—	$—	$(93,760)
Total Liabilities	$(93,760)	$—	$—	$(93,760)

MLP & Infrastructure
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$1,654,573	$—	$—	$1,654,573
Short-Term Investments	1,105,606	—	—	1,105,606
Total Assets	$2,760,179	$—	$—	$2,760,179
152

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December 31, 2014	SEMI-ANNUAL REPORT

Floating Rate Income
Assets(a,b)	Level 1	Level 2	Level 3		Total
Exchanged Traded Funds	$345,431	$—	$—		$345,431
Corporate Bonds	—	18,161,251	—		18,161,251
Bank Loans	—	62,044,382	—		62,044,382
US Government	1,400,120	—	—		1,400,120
Short-Term Investments	1,848,973	—	—		1,848,973
Total Assets	$3,594,524	$80,205,633	$—		$83,800,157

Hedged Income
Assets(a,b)	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$181,159	$—	$—		$181,159
Corporate Bonds	—	10,075	—		10,075
Short-Term Investments	54,620	—	—		54,620
Total Assets	$235,779	$10,075	$—		$245,854

High Income
Assets(a,b,c)	Level 1	Level 2	Level 3		Total
Common Stock	$—	$—	$—	(d)	$—
Convertible Bonds	—	6,885,428	—	(d)	6,885,428
Corporate Bonds	—	28,167,417	—		28,167,417
Short-Term Investments	3,516,496	—	—		3,516,496
Total Assets	$3,516,496	$35,052,845	$—		$38,569,341

Total Return Income
Assets(a,b,c)	Level 1	Level 2	Level 3		Total
Common Stock	$18,462,073	$—	$—	(d)	$18,462,073
Convertible Bonds	—	1,977,525	—	(d)	1,977,525
Corporate Bonds	—	14,134,430	—		14,134,430
Exchange Traded Funds	1,760,013	—	—		1,760,013
Short-Term Investment	576,158	—	—		576,158
Total Assets	$20,798,244	$16,111,955	$—		$36,910,199

Time Value Trading
Assets(a,b)	Level 1	Level 2	Level 3		Total
Short-Term Investments	$335,134	$—	$—		$335,134
Total Assets	$335,134	$—	$—		$335,134
Liabilities(a,b)
Call Options Written	$(112)	$—	$—		$(112)
Put Options Written	(3,650)	—	—		(3,650)
Total Liabilities	$(3,762)	$—	$—		$(3,762)
153

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December 31, 2014	SEMI-ANNUAL REPORT

Income Opportunity
Assets(a,b)	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$1,496,727	$—	$1,496,727
Short-Term Investment	1,567,192	—	—	1,567,192
Total Assets	$1,567,192	$1,496,727	$—	$3,063,919
Liabilities(a,b)
Futures	$1,337	$—	$—	$1,337
Total Liabilities	$1,337	$—	$—	$1,337

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

(c)	As of and during the six months or period ended December 31, 2014, except for High Income, Total Return Income and Event Arbitrage, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for the High Income, Total Return Income and Event Arbitrage.

(d)	Included in Level 3 for the SMH Funds for common stock is Trump Entertainment Resorts, an unlisted security, with $0 market value. Also included in convertible corporate bonds is Energy Conversion Devices, Inc., an escrow receipt, with $0 market value. For Event Arbitrage for Common Stock is Storage Networks, Inc. an unlisted security with $0 market value.

The following is a reconciliation of Trump Entertainment Resorts, Inc. and Energy Conversion Devices, Inc., (High Income and Total Return Income), and Storage Networks, Inc., and American Medical Alert Corp., (Event Arbitrage), for which Level 3 inputs were used in determining value:

Total Return
	Event Arbitrage	High Income	Income
Storage Networks, Inc.
	and American	Energy Conversion	Energy Conversion
	Medical Alert Corp.	Devices, Inc.	Devices, Inc.
Beginning balance June 30, 2014	$40	$—	$—
Total realized gain/(loss)	—	—	—
Change in unrealized appreciation	—	360,289	230,370
Capital distribution	—	(360,289)	(230,370)
Tax basis adjustment	—	—	—
Net transfers in/(out) of Level 3	—	—	—
Ending balance December 31, 2014	$40	$—	$—

		Trump	Trump
		Entertainment	Entertainment
		Resorts ,Inc	Resorts ,Inc
Beginning balance June 30, 2014		$—	$—
Total realized gain/(loss)		—	—
Change in unrealized appreciation		—	—
Capital distribution		—	—
Tax basis adjustment		—	—
Net transfers in/(out) of Level 3		—	—
Ending balance December 31, 2014		$—	$—

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2014, was $0, $0 and $0 for Event Arbitrage, High Income and Total Return Income, respectively.

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Quantitative disclosures of unobservable inputs and assumptions used by Event Arbitrage, High Income and Total Return Income are below.

Investments in Securities:
Event Arbitrage

Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Storage Networks, Inc.	$—	Bankruptcy	Potential future cash payments
American Medical Alert Corp.	40	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$40

High Income

Common Stocks
Trump Entertainment Resorts, Inc.	$—	Bankruptcy	Potential future cash payments
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$—

Total Return Income

Common Stocks
Trump Entertainment Resorts, Inc.	$—	Bankruptcy	Potential future cash payments
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$—

Fair value securities as a percent of net assets at December 31, 2014, were 0.0%, 0.0% and 0.0% for Event Arbitrage, High Income, and Total Return Income, respectively.

b)          Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the six months or period ended December 31, 2014, the Hedged Insider Buying, Insider Long/Short, Event Arbitrage, Hedged Futures, Absolute Total Return, Hedged Premium Return, Macro Strategy, Global Capital Appreciation, Global Total Return Income, Total Return Income, and Time Value Trading were permitted to invest in options.

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December 31, 2014	SEMI-ANNUAL REPORT

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

A summary of option contracts written during the six months or period ended December 31, 2014, were as follows:

Hedged Insider Buying	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	228	$129,721	—	$—
Options written	8,030	1,530,439	755	258,440
Options covered	(500)	(1,371,861)	—	—
Options exercised	—	—	—	—
Options expired	(228)	(129,721)	(430)	(51,002)
Options outstanding, end of period	7,530	$158,578	325	$207,438

Insider Long/Short	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	590	601,894
Options covered	(250)	(250,455)
Options exercised	—	—
Options expired	—	—
Options outstanding, end of period	340	$351,439

Event Arbitrage	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	225	$76,561	830	$73,975
Options written	2,940	451,624	3,280	489,989
Options covered	(1,295)	(257,545)	(2,820)	(414,737)
Options exercised	—	—	—	—
Options expired	(1,820)	(239,442)	(910)	(95,833)
Options outstanding, end of period	50	$31,198	380	$53,394
156

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December 31, 2014	SEMI-ANNUAL REPORT

Hedged Futures	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	10,000	$9,836,250	—	$—
Options written	144,920	142,695,940	20,344	11,537,650
Options covered	(68,525)	(82,707,125)	—	—
Options exercised	—	—	—	—
Options expired	(56,695)	(32,142,565)	(16,200)	(7,224,150)
Options outstanding, end of period	29,700	$37,682,500	4,144	$4,313,500

Absolute Total Return Fund	Call Options Written		Hedged Premium Return	Put Options Written
	Number of	Premiums		Number of	Premiums
	Contracts	Received		Contracts	Received
Options outstanding, beginning of year	—	$—	Options outstanding, beginning of year	—	$—
Options written	130	11,223	Options written	192	276,729
Options covered	(24)	(2,610)	Options covered	(32)	(20,095)
Options exercised	—	—	Options exercised	—	—
Options expired	—	—	Options expired	—	—
Options outstanding, end of period	106	$8,613	Options outstanding, end of period	160	$256,634

Macro Strategy	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	107	$11,863	—	$—
Options written	1,454	74,810	710	60,245
Options covered	(1,472)	(78,544)	(700)	(57,406)
Options exercised	—	—	—	—
Options expired	(85)	(6,133)	—	—
Options outstanding, end of period	4	$1,996	10	$2,839

Global Capital Appreciation	Call Options Written		Global Total Return Income	Call Options Written

	Number of	Premiums		Number of	Premiums
	Contracts	Received		Contracts	Received

Options outstanding, beginning of year	950	$104,144	Options outstanding, beginning of year	1,290	$135,791
Options written	1,749	235,956	Options written	330	64,277
Options covered	—	—	Options covered	—	—
Options exercised	(210)	(33,411)	Options exercised	(490)	(60,110)
Options expired	(460)	(32,452)	Options expired	(290)	(34,168)
Options outstanding, end of period	2,029	$274,237	Options outstanding, end of period	840	$105,790
157

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

Total Return Income	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	2,829	$40,195
Options written	—	—
Options covered	—	—
Options exercised	—	—
Options expired	(2,829)	(40,195)
Options outstanding, end of period	—	$—

Time Value Trading	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	—	$—	—	$—
Options written	90	76,517	69	61,778
Options covered	(78)	(58,967)	(41)	(36,900)
Options exercised	(3)	(4,125)	—	—
Options expired	—	—	(9)	(5,280)
Options outstanding, end of period	9	$13,425	19	$19,598

All options purchased and options written by the Funds are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2014, were as follows:

		Location of derivatives on	Fair value of
Fund	Derivative	Statements of Assets and Liabilities	asset/liability derivatives
Hedged Insider

	Purchased put options	Investments in securities, at value	$27,300

	Purchased call options	Investments in securities, at value	1,434,045

	Put options written	Options written	(30,170)
	Call options written	Options written	(172,770)
		Totals	$1,258,405

Insider Long/Short

	Call options written	Options written	$(13,600)

Event Arbitrage
	Purchased put options	Investments in securities, at value	$203,126

	Purchased call options	Investments in securities, at value	24,215

	Put options written	Options written	(436,800)
	Call options written	Options written	(40,000)
		Totals	$(249,459)
Hedged Futures
	Purchased put options	Investments in securities, at value	$3,600,600

	Purchased call options	Investments in securities, at value	5,443,750

	Put options written	Options written	(3,282,500)
	Call options written	Options written	(26,720,250)
		Totals	$(20,958,400)
158

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

		Location of derivatives on	Fair value of
Fund	Derivative	Statements of Assets and Liabilities	asset/liability derivatives
	Absolute Total Return

	Call options written	Call options written	$(10,058)

	Hedged Premium Return
	Purchased put options	Investments in securities, at value	$117,600

	Put options written	Options written	(101,600)

		Totals	$16,000
	Macro Strategy

	Purchased put options	Investments in securities, at value	$7,135

	Purchased call options	Investments in securities, at value	23,870

	Put options written	Options written	(3,025)
	Call options written	Options written	(2,180)
		Totals	$25,800
	Global Capital Appreciation

	Call options written	Call options written	$(292,935)

	Global Total Return Income

	Call options written	Call options written	$(93,760)

	Time Value Trading
	Put options written	Options written	$(112)
	Call options written	Options written	(3,650)
		Totals	$(3,762)
159

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the six months or period ended December 31, 2014, were as follows:

		Location of gain	Realized and unrealized
Fund	Derivative	(loss) on derivatives	gain (loss) on derivatives
	Hedged Insider
	Options purchased	Net realized (loss) on options purchased	$(1,437,239)
	Options written	Net realized gain on options written	180,708
	Options purchased	Net change in unrealized appreciation on options purchased	105,343
	Options written	Net change in unrealized appreciation on options written	92,179
		Totals	$(1,059,009)
	Insider Long/Short
	Options written	Net change in unrealized appreciation on options written	$337,839

Event Arbitrage
	Options purchased	Net realized (loss) on options purchased	$(217,647)
	Options written	Net realized gain on options written	204,719
	Options purchased	Net change in unrealized appreciation on options purchased	162,585
	Options written	Net change in unrealized (depreciation) on options written	(416,011)
		Totals	$(266,354)
	Hedged Futures
	Options purchased	Net realized gain on options purchased	$5,987,214
	Options written	Net realized (loss) on options written	(5,669,570)
	Options purchased	Net change in unrealized (depreciation) on options purchased	(15,478,164)
	Options written	Net change in unrealized appreciation on options written	12,278,250
		Totals	$(2,882,270)
	Absolute Total Return
	Options written	Net realized gain on options written	$637
	Options written	Net change in unrealized appreciation on options written	(1,445)
		Totals	$(808)
	Hedged Premium Return
	Options purchased	Net realized gain on options purchased	$(3,236)
	Options purchased	Net change in unrealized (depreciation) on options written	(158,293)
	Options written	Net change in unrealized appreciation on options written	155,034
		Totals	$(6,495)
	Macro Strategy
	Options purchased	Net realized gain on options purchased	$6,930
	Options purchased	Net change in unrealized appreciation on options purchased	18,628
	Options written	Net change in unrealized appreciation on options written	3,446
		Totals	$29,004
	Global Capital Appreciation
	Options written	Net realized gain on options written	$32,452
	Options written	Net change in unrealized appreciation on options written	16,588
		Totals	$49,040
160

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

		Location of gain	Realized and unrealized
Fund	Derivative	(loss) on derivatives	gain (loss) on derivatives
Global Total Return Income
	Options written	Net realized gain on options written	$34,168
	Options written	Net change in unrealized appreciation on options written	26,714
		Totals	$60,882
Total Return Income
	Options written	Net realized gain on options written	$40,195
	Options written	Net change in unrealized appreciation on options written	4,998
			$45,193
Time Value Trading
	Options written	Net realized (loss) on options written	$(35,148)
	Options written	Net change in unrealized appreciation on options written	29,261
	Futures	Net realized gain on futures	(12,178)
		Totals	$(18,065)
Income Opportunity
	Futures	Net realized (loss) on futures	$(124)
	Futures	Net change in unrealized appreciation on futures	1,337
		Totals	$1,213

Offsetting of Financial Assets and Derivative Assets

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2014.

			Gross Amounts of Assets Presented in the
Liabilities:			Statement of Assets & Liabilities
	Gross Amounts of		Financial
	Recognized		Instruments		Cash Collateral		Net Amount of
	Liabilities		Pledged		Pledged		Assets
Small-Cap Insider
Description:
Securities Loaned	$23,773,330		$—		$23,773,330		$—
Total	$23,773,330		$—		$23,773,330		$—

Hedged Insider Buying
Description:
Options Written Contracts	$202,940	(1)	$202,940	(2)	$—		$—
Securities Loaned	2,919,965		—		2,919,965		—
Total	$3,122,905		$202,940		$2,919,965		$—

Insider Long/Short
Description:
Common Stock Sold Short	$12,447,161	(1)	$—		$12,447,161	(2)	$—
Options Written Contracts	13,600	(1)	—		13,600	(2)	—
Total	$12,447,161		$—		$12,447,161		$—

Event Arbitrage
Description:
Common Stock Sold Short	$5,557,889	(1)	$5,557,889	(2)	$—		$—
Options Written Contracts	476,800	(1)	476,800	(2)	—		—
Total	$476,800		$476,800		$—		$—
161

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

			Gross Amounts of Assets Presented in the
Liabilities:			Statement of Assets & Liabilities
	Gross Amounts of		Financial
	Recognized		Instruments		Cash Collateral		Net Amount of
	Liabilities		Pledged		Pledged		Assets
Absolute Total Return
Description:
Common Stock Sold Short	$124,095	(1)	$—		$124,095	(2)	$—
Options Written Contracts	10,058	(1)	10,058	(2)	—		—
Total	$124,095		$—		$124,095		$—

Hedged Futures
Description:
Options Written Contracts	$30,002,750	(1)	$—		$30,002,750	(2)	$—
Total	$30,002,750		$—		$30,002,750		$—

Buyback Strategy
Description:
Securities Loaned	$507,247	(1)	$—		$507,247	(2)	$—
Total	$507,247		$—		$507,247		$—

Hedge Premium Return
Description:
Options Written Contracts	$101,600	(1)	$101,600	(2)	$—		$—
Total	$101,600		$101,600		$—		$—

Macro Strategy
Description:
Common Stock Sold Short	$84,300	(1)	$—		$84,300	(2)	$—
Options Written Contracts	5,205	(1)	5,205	(2)	—		—
Total	$5,205		$5,205		$—		$—

Global Capital Appreciation
Description:
Options Written Contracts	$292,935	(1)	$292,935	(2)	$—		$—
Total	$292,935		$292,935		$—		$—

Global Total Return Income
Description:
Options Written Contracts	$93,760	(1)	$93,760	(2)	$—		$—
Total	$93,760		$93,760		$—		$—

Time Value Trading
Description:
Options Written Contracts	$3,762	(1)	$—		$3,762	(2)	$—
Total	$3,762		$—		$3,762		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)          Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months or period ended December 31, 2014, the Funds’ did not have a liability for any unrecognized tax expense. The Funds’ recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2014, the Funds’ did not incur any interest or penalties. As required, management has analyzed the Funds tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2011-2013 for the Funds) or expected to be taken in 2014 and 2015 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

162

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

d)          Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)          Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)          Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)          Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)          Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)          Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Small-Cap Insider, Hedged Insider Buying, Insider Buying, Insider Long/Short, Event Arbitrage, Hedged Futures, Dynamic Alpha, Buyback Strategy, Growth of Income, Hedged Premium Return, Tactical Allocation, Macro Strategy, Global Capital Appreciation, Global Total Return Income, and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Floating Rate Income and High Income Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A and prior to November 30, 2013 was imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months or period ended December 31, 2014, there were CDSC fees of $1,468, $7,000, $1,700, $38, $377, $7, $120, $142, $691, $270 paid by shareholders of the Small-Cap Insider, Hedged Insider Buying, Insider Buying, Event Arbitrage, Tactical Allocation, Macro Strategy, Global Capital Appreciation, Global Total Return Income, Floating Rate Income and High Income respectively, to the Manager. There were no CDSC fees paid by the shareholders of Insider Long/Short, Growth of Income, Buyback Strategy, Hedged Premium Return and Macro Strategy.

j)          Security Loans - The Small-Cap Insider, Hedged Insider Buying and Buyback Strategy Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, and retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

k)          Short Sales - The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short

163

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

l)          Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales
Small-Cap Insider	$126,409,386	$102,710,319	Hedged Premium Return	$7,154,707	$4,872,606
Hedged Insider	25,314,032	34,545,984	Tactical Allocation	155,595,400	134,552,855
Insider Buying	619,525,572	429,689,544	Macro Strategy	52,201,650	92,280,585
Insider Long/Short	17,592,570	12,445,363	Global Capital Appreciation	15,155,027	1,850,534
Activist Investor (1)	615,480	199,452	Global Total Return Income	6,890,666	4,804,787
Insider Income (1)	653,026	89,865	MLP & Infrastructure(5)	1,665,147	—
Event Arbitrage	62,801,627	60,610,569	Floating Rate Income	63,316,954	47,876,361
Hedged Futures	—	—	Hedged Income (3)	197,166	—
Absolute Total Return (2)	2,452,195	188,405	High Income	5,308,461	18,227,186
Dynamic Alpha	38,163,648	14,752,074	Total Return Income	13,172,824	13,854,859
Buyback Strategy	75,381,568	81,946,120	Time Value Trading (3)	—	—
Growth of Income	3,448,391	1,498,252	Income Opportunity (4)	624,331	1,098
Aggressive Growth (1)	847,976	—

(1) For the period July 29, 2014, through December 31, 2014.	(3) For the period November 7, 2014, through December 31, 2014.
(2) For the period July 31, 2014, through December 31, 2014.	(4) For the period November 20, 2014, through December 31, 2014.
(5) For the period December 22, 2014, through December 31, 2014.

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time of the waiver and the repayment is approved by the Board.

164

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

For the six months or period ended December 31, 2014, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expense			Management		Expenses
Fund	Agreement	Limitation		Expires	Fees Waived		Reimbursed
Small-Cap Insider	1.25%	1.50%		10/31/15	$71,536		$—
Hedged Insider	1.25%	1.50	% (1)	10/31/15	51,854		—
Insider Buying	1.00%	1.25%		10/31/15	—		—
Insider Long/Short	1.25%	1.50	% (2)	10/31/15	36,373		—
Activist Investor	1.25%	1.25%		10/31/15	2,282	(3)	30,171	(3)
Insider Income	1.00%	1.20%		10/31/15	2,356	(3)	30,668	(3)
Event Arbitrage	1.25%	1.50%		10/31/15	27,526		—
Hedged Futures	1.75%	2.74%		10/31/15	—		—
Absolute Total Return	1.50%	1.74%		10/31/15	5,159	(4)	26,774	(4)
Dynamic Alpha	1.00%	1.10%		10/31/15	33,452		—
Buyback Strategy	1.00%	1.25%		10/31/15	38,867		—
Growth of Income	1.00%	1.30%		10/31/15	13,070		—
Aggressive Growth	1.00%	1.30%		10/31/15	4,306	(3)	25,792	(3)
Hedged Premium Return	1.25%	1.25%		10/31/15	35,043		—
Tactical Allocation	1.25%	1.25%		10/31/15	131,313		—
Macro Strategy	1.50%	1.70%		10/31/15	28,271		—
Global Capital Appreciation	1.00%	1.30	% (2)	10/31/15	8,312		—
Global Total Return Income	1.00%	1.30	% (2)	10/31/15	20,864		—
MLP & Infrastructure	1.25%	1.40%		12/31/15	85	(7)	1,349	(7)
Floating Rate Income	1.00%	1.20%		10/31/15	38,126		—
Hedged Income	1.25%	1.30%		10/31/15	321	(5)	13,434	(5)
High Income	1.00%	1.20%		10/31/15	38,165		—
Total Return Income	1.00%	1.30%		10/31/15	7,502		—
Time Value Trading	1.75%	1.99%		10/31/15	1,038	(5)	13,042	(5)
Income Opportunity	1.25%	1.30%		10/31/15	2,354	(6)	7,555	(6)

(1)	I shares expense limitation is 1.30% through October 31, 2015.

(2)	I shares expense limitation is 1.25% through October 31, 2015.

(3)	For the period July 29, 2014, through December 31, 2014

(4)	For the period July 31, 2014, through December 31, 2014.

(5)	For the period November 7, 2014, through December 31, 2014

(6)	For the period November 20, 2014, through December 31, 2014.

(7)	For the period December 21, 2014, through December 31, 2014.
165

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

As of December 31, 2014, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

	December 31
Fund	2015	2016	2017
Small-Cap Insider	196,735	136,727	187,134
Hedged Insider	77,649	652,295	96,238
Insider Buying	56,654	39,985	13,983
Insider Long/Short	15,045	55,440	65,251
Event Arbitrage	—	33,837	45,965
Dynamic Alpha	46,613	48,043	56,685
Buyback Strategy	—	—	38,309
Growth of Income	42,853	35,609	25,265
Hedged Premium Return	—	—	38,122
Tactical Allocation	—	62,570	154,771
Macro Strategy	—	—	28,118
Global Capital Appreciation	56,015	46,010	41,616
Global Total Return Income	55,559	43,156	45,170
Floating Rate Income	—	52,139	102,668
High Income	11,422	28,192	62,056
Total Return Income	—	1,211	18,847

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $350 per Fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund. The fees paid to the Trustees are paid in Fund shares. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

166

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

For the six months or period ended December 31, 2014, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C

Small-Cap Insider	$95,611	$91,947
Hedged Insider	30,494	23,218
Insider Buying	367,378	261,892
Insider Long/Short	13,894	14,738
Activist Investor (1)	319	64
Insider Income (1)	418	5
Event Arbitrage	17,991	2,379
Hedged Futures	212,091	174,183
Absolute Total Return (2)	74	4
Dynamic Alpha	48,550	3,991
Buyback Strategy	7,694	27,941
Growth of Income	20,804	2,719
Aggressive Growth (1)	588	35
Hedged Premium Return	7,838	1,118
Tactical Allocation	107,301	130,929
Macro Strategy	3,594	100,805
Global Capital Appreciation	33,364	34,494
Global Total Return Income	18,879	24,579
MLP & Infrastructure (5)	—	—
Floating Rate Income	51,657	46,470
Hedged Income(3)	—	1
High Income	38,163	99,562
Total Return Income	24,701	103,834
Time Value Trading (3)	117	1
Income Opportunity (4)	29	1

(1)	For the period July 29, 2014, through December 31, 2014.

(2)	For the period July 31, 2014, through December 31, 2014.

(3)	For the period November 7, 2014, through December 31, 2014.

(4)	For the period November 20, 2014, through December 31, 2014.

(5)	For the period December 21, 2014, through December 31, 2014.
167

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended June 30, 2014, and June 30, 2013, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2014	Income	Capital Gains	Capital	Total
Small-Cap Insider	$419,312	$—	$—	$419,312
Hedged Insider Buying	316,439	—	—	316,439
Insider Buying	802,963	32,879	—	835,842
Insider Long/Short	78,976	5,095	—	84,071
Event Arbitrage	858,257	706	—	858,963
Hedged Futures	—	—	—	—
Dynamic Alpha	—	2,256,471	—	2,256,471
Buyback Strategy	—	—	—	—
Growth of Income	132,239	903,259	—	1,035,498
Hedged Premium Return	—	—	—	—
Tactical Allocation	2,215,504	32,175	—	2,247,679
Macro Strategy	—	—	—	—
Global Capital Appreciation	256,688	205,967	—	462,655
Global Total Return Income	460,276	155,450	—	615,726
Floating Rate Income	1,531,463	—	—	1,531,463
High Income	6,006,027	2,879,107	—	8,885,134
Total Return Income	2,175,086	—	457,161	2,632,247

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2013	Income	Capital Gains	Capital	Total
Small-Cap Insider Buying	$1,685,751	$—	$—	$1,685,751
Hedged Insider Buying	6,060	—	—	6,060
Insider Buying	38,243	4,983	—	43,226
Insider Long/Short	—	—	—	—
Event Arbitrage	258,648	—	—	258,648
Dynamic Alpha	7,393	29,597	—	36,990
Growth of Income	153,240	50,000	—	203,240
Tactical Allocation	112,324	—	—	112,324
Global Capital Appreciation	244,876	15,870	—	260,746
Global Total Return Income	309,924	3,846	—	313,770
Floating Rate Income	81,640	—	—	81,640
High Income	7,923,688	1,950,898	—	9,874,586
Total Return Income	2,517,522	—	—	2,517,522
168

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

As of June 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Accumulated
	Ordinary	Long-Term	Carry	Loss and	Appreciation/	Earnings/
	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	(Deficits)
Small-Cap Insider	$91,634	$—	$(9,703,111)	$(702,748)	$6,887,859	$(3,426,366)
Hedged Insider Buying	2,531,098	15,994	—	—	2,266,980	4,814,072
Insider Buying	9,287,219	49,296	—	—	10,785,795	20,122,310
Insider Long/Short	179,743	69,326	—	—	(302,885)	(53,816)
Event Arbitrage	—	—	(668,064)	(197,305)	(1,150,134)	(2,015,503)
Hedged Futures	1,498,026	3,496,830	—	—	—	4,994,856
Dynamic Alpha	1,208,613	2,763,214	—	—	6,584,746	10,556,573
Buyback Strategy	607,363	—	—	—	70,030	677,393
Growth of Income	—	528,171	—	—	4,754,555	5,282,726
Hedged Premium Return	13,978	—	—	—	225,907	239,885
Tactical Allocation	4,689,278	770,910	—	—	4,070,466	9,530,654
Macro Strategy	398,506	—	—	—	566,187	964,693
Global Capital Appreciation	652,883	756,051	—	—	2,795,316	4,204,250
Global Total Return Income	318,517	167,243	—	—	1,714,039	2,199,799
Floating Rate Income	108,708	527	—	—	882,817	992,052
High Income	40,539	—	—	(13,083,737)	(5,830,581)	(18,873,779)
Total Return Income	—	—	(6,002,216)	(1,460,623)	(1,866,605)	(9,329,444)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 contracts, and adjustments for real estate investment trusts, partnerships, passive foreign investment companies and business development companies.

Late year losses incurred after December 31, within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes Event Arbitrage incurred and elected to defer such late year losses of $146,044.

Capital losses incurred after October 31, within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Small-Cap Insider	$702,748
Event Arbitrage	51,261
High Income	13,083,737
Total Return Income	1,460,623

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010, requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized. At June 30, 2014, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Non-Expiring	Non-Expiring
	6/30/2017	Short-Term	Long-Term	Total
Small-Cap Insider	$257,132	$—	$9,445,979	$9,703,111
Event Arbitrage	—	—	668,064	668,064
Total Return Income	—	—	6,002,216	6,002,216
169

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclassification of ordinary distributions and net operating losses, adjustments for real estate investment trusts, grantor trusts, passive foreign investment companies, partnerships, defaulted bonds, non-deductible expense, and for the capitalization of in lieu of dividend payments, resulted in reclassification for the year or period ended June 30, 2014, for the following Funds as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Small-Cap Insider	$—	$(376,702)	$376,702
Hedged Insider Buying	—	(138,214)	138,214
Insider Buying	—	(546,095)	546,095
Insider Long/Short	—	46,182	(46,182)
Event Arbitrage	(178,916)	130,165	48,751
Hedged Futures	(21,882)	855,075	(833,193)
Dynamic Alpha	—	(14,149)	14,149
Buyback Strategy	—	38,805	(38,805)
Growth of Income	—	453	(453)
Hedged Premium Return	—	2,831	(2,831)
Tactical Allocation	—	—	—
Macro Strategy	(35,490)	35,488	2
Global Capital Appreciation	—	(3,556)	3,556
Global Total Return Income	—	89,727	(89,727)
Floating Rate Income	—	—	—
High Income	—	197,232	(197,232)
Total Return Income	—	42,241	(42,241)

(5)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Hedged Futures, Time Value Trading and Income Opportunity Funds currently invest a portion of their assets in the Fidelity Institutional Money Market Portfolio. The Funds may redeem their investments from the Fidelity Institutional Money Market Portfolio at any time if the Manager determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Fidelity Institutional Money Market Portfolio. The Fidelity Institutional Money Market Portfolio invests at least 80% of its assets in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The financial statements of the Fidelity Institutional Money Market Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2014, the percentage of the Hedged Insider Buying, Time Value Trading and Income Opportunity net assets invested in the Fidelity Institutional Money Market Portfolio were 73.3%, 56.3% and 57.2%, respectively.

The MLP & Infrastructure Fund currently invests a portion of its assets in the Federated U.S. Treasury Reserve Fund. The Fund may redeem its investments from the Federate U.S. Treasury Reserve Fund at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Federated U.S. Treasury Reserve Fund. The Federated U.S. Treasury Reserve Fund invests in a portfolio of short-term U.S. treasury securities that pay interest exempt from state personal income tax. The financial statements of the Federated U.S. Treasury Reserve, including the portfolio of investments, can be found at Federated’s website www.federatedinvestors.com or the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2014, the percentage of the MLP & Infrastructure net assets invested in the Federated U.S. Treasury Reserve Fund was 65.5%.

170

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2014	SEMI-ANNUAL REPORT

The Princeton Hedged Income Fund currently invests a portion of its assets in the Powershares Senior Loan Portfolio. The Fund may redeem its investments from the Powershares Senior Loan Portfolio at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Powershares Senior Loan Portfolio. The Powershares Senior Loan Portfolio will normally invest at least 80% of its total assets in the component securities that comprise the Index. The financial statements of the Powershares Senior Loan Portfolio, including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2014, the percentage of the Princeton Hedged Income net assets invested in the Powershares Senior Loan Portfolio was 30.4%.

The Princeton Hedged Income Fund currently invests a portion of its assets in the SPDR Barclays High Yield Bond ETF. The Fund may redeem its investments from the SPDR Barclays High Yield Bond ETF at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the SPDR Barclays High Yield Bond ETF. The SPDR Barclays High Yield Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays High Yield Very Liquid Index. The financial statements of the SPDR Barclays High Yield Bond ETF, including the portfolio of investments, can be found at SPDR’s website www.spdrs.com or the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2014, the percentage of the Princeton Hedged Income net assets invested in the SPDR Barclays High Yield Bond ETF was 30.5%.

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2014, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Activist	Insider	Event	Absolute	Aggressive	Macro	MLP &	Hedged	Time Value
Owner	Investor	Income	Arbitrage	Total Return	Growth	Strategy	Infrascture	Income	Trading
ABS Associates, Ltd.			26%
David Miller	38%	48%				31%
Didco Urban Renewal Co., LTD.			29%
Jerry J. Szilagyi						28%		38%
Marilee Truitt									39%
Munish Sood								38%
NFS Emily M Blau, J Peter S Blau				72%
Robert Groesbeck					88%
Simon Lack							88%

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements except as denoted below.

171

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

172

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/14) and held for the entire period through 12/31/14.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

						Hypothetical
			Actual			(5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Expenses Paid During Period *		Ending Account Value 12/31/14	Expenses Paid During Period *

Catalyst Small Cap Insider Buying Fund - Class A	1.63%	$1,000.00	$882.30	$7.73		$1,016.99	$8.29
Catalyst Small Cap Insider Buying Fund - Class C	2.38%	1,000.00	878.60	11.27		1,013.21	12.08
Catalyst Small Cap Insider Buying Fund - Class I	1.38%	1,000.00	883.60	6.55		1,018.25	7.02
Catalyst Hedged Insider Buying Fund - Class A	1.61%	1,000.00	846.00	7.49		1,017.09	8.19
Catalyst Hedged Insider Buying Fund - Class C	2.37%	1,000.00	842.40	11.01		1,013.26	12.03
Catalyst Hedged Insider Buying Fund - Class I	1.36%	1,000.00	846.80	6.10		1,018.60	6.67
Catalyst Insider Buying Fund - Class A	1.42%	1,000.00	991.50	7.13		1,018.05	7.22
Catalyst Insider Buying Fund - Class C	2.16%	1,000.00	987.80	10.82		1,014.32	10.97
Catalyst Insider Buying Fund - Class I	1.17%	1,000.00	993.70	5.88		1,019.31	5.96
Catalyst Insider Long/Short Fund - Class A	1.61%	1,000.00	915.50	7.77		1,017.09	8.19
Catalyst Insider Long/Short Fund - Class C	2.35%	1,000.00	911.70	11.32		1,013.36	11.93
Catalyst Insider Long/Short Fund - Class I	1.25%	1,000.00	916.30	6.09		1,018.85	6.41
Catalyst Activist Investor Fund - Class A	1.50%	1,000.00	949.00	6.25	(1)	1,017.64	7.37	(1)
Catalyst Activist Investor Fund - Class C	2.25%	1,000.00	950.00	9.38	(1)	1,013.86	11.17	(1)
Catalyst Activist Investor Fund - Class I	1.25%	1,000.00	950.00	5.21	(1)	1,018.90	6.11	(1)
Catalyst Insider Income Fund - Class A	1.45%	1,000.00	925.90	5.97	(1)	1,017.90	10.83	(1)
Catalyst Insider Income Fund - Class C	2.20%	1,000.00	922.60	9.04	(1)	1,014.12	14.57	(1)
Catalyst Insider Income Fund - Class I	1.20%	1,000.00	925.90	4.94	(1)	1,019.16	9.57	(1)
Catalyst Event Arbitrage Fund - Class A	1.75%	1,000.00	875.70	8.27		1,016.38	8.89
Catalyst Event Arbitrage Fund - Class C	2.50%	1,000.00	871.70	11.79		1,012.60	12.68
Catalyst Event Arbitrage Fund - Class I	1.50%	1,000.00	876.20	7.09		1,017.64	7.63
Catalyst Hedged Futures Strategy Fund - Class A	2.13%	1,000.00	957.40	10.51		1,014.47	10.82
Catalyst Hedged Futures Strategy Fund - Class C	2.87%	1,000.00	954.40	14.14		1,010.74	14.55
Catalyst Hedged Futures Strategy Fund - Class I	1.88%	1,000.00	958.40	9.28		1,015.73	9.55
Catalyst Absolute Total Return Fund - Class A	1.99%	1,000.00	981.90	8.32	(2)	1,015.17	9.90	(2)
Catalyst Absolute Total Return Fund - Class C	2.74%	1,000.00	978.50	11.44	(2)	1,011.39	13.74	(2)
Catalyst Absolute Total Return Fund - Class I	1.74%	1,000.00	982.30	7.28	(2)	1,016.43	8.64	(2)
Catalyst Dynamic Alpha Fund - Class A	1.35%	1,000.00	1,114.20	7.19		1,018.40	6.87
Catalyst Dynamic Alpha Fund - Class C	2.10%	1,000.00	1,109.70	11.17		1,014.62	10.66
Catalyst Dynamic Alpha Fund - Class I	1.10%	1,000.00	1,114.10	5.86		1,019.66	5.60
Catalyst/EquityCompass Buyback Strategy Fund - Class A	1.50%	1,000.00	968.10	7.44		1,017.64	7.63
Catalyst/EquityCompass Buyback Strategy Fund - Class C	2.25%	1,000.00	964.00	11.14		1,013.86	11.42
Catalyst/EquityCompass Buyback Strategy Fund - Class I	1.25%	1,000.00	969.20	6.20		1,018.90	6.36
Catalyst/Groesbeck Growth of Income Fund - Class A	1.55%	1,000.00	1,085.50	8.15		1,017.39	7.88
Catalyst/Groesbeck Growth of Income Fund - Class C	2.30%	1,000.00	1,081.70	12.07		1,013.61	11.67
Catalyst/Groesbeck Growth of Income Fund - Class I	1.30%	1,000.00	1,086.80	6.84		1,018.65	6.61
Catalyst/Groesbeck Aggressive Growth Fund - Class A	1.55%	1,000.00	1,028.00	6.72	(1)	1,017.39	7.63	(1)
Catalyst/Groesbeck Aggressive Growth Fund - Class C	2.30%	1,000.00	1,025.00	9.95	(1)	1,013.61	11.42	(1)
Catalyst/Groesbeck Aggressive Growth Fund - Class I	1.30%	1,000.00	1,029.00	5.64	(1)	1,018.65	6.36	(1)

173

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)(Continued)

						Hypothetical
			Actual			(5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Expenses Paid During Period *		Ending Account Value 12/31/14	Expenses Paid During Period *

Catalyst/Lyons Hedged Premium Return Fund - Class A	1.50%	$1,000.00	$1,128.10	$8.05		$1,017.64	$7.63
Catalyst/Lyons Hedged Premium Return Fund - Class C	2.25%	1,000.00	1,124.90	12.05		1,013.86	11.42
Catalyst/Lyons Hedged Premium Return Fund - Class I	1.25%	1,000.00	1,130.10	6.71		1,018.90	6.36
Catalyst/Lyons Tactical Allocation Fund - Class A	1.50%	1,000.00	1,072.30	7.83		1,017.64	7.63
Catalyst/Lyons Tactical Allocation Fund - Class C	2.25%	1,000.00	1,068.00	11.73		1,013.86	11.42
Catalyst/Lyons Tactical Allocation Fund - Class I	1.25%	1,000.00	1,073.60	6.53		1,018.90	6.36
Catalyst Macro Strategy Fund - Class A	1.95%	1,000.00	969.10	9.68		1,015.38	9.91
Catalyst Macro Strategy Fund - Class C	2.70%	1,000.00	964.20	13.42		1,011.54	13.74
Catalyst Macro Strategy Fund - Class I	1.70%	1,000.00	972.80	8.45		1,016.64	8.64
Catalyst/MAP Global Capital Appreciation Fund - Class A	1.55%	1,000.00	955.60	7.64		1,017.39	7.88
Catalyst/MAP Global Capital Appreciation Fund - Class C	2.30%	1,000.00	951.60	11.31		1,013.61	11.67
Catalyst/MAP Global Capital Appreciation Fund - Class I	1.25%	1,000.00	956.60	6.12		1,018.95	6.31
Catalyst/MAP Global Total Return Income Fund - Class A	1.55%	1,000.00	976.80	7.72		1,017.39	7.88
Catalyst/MAP Global Total Return Income Fund - Class C	2.30%	1,000.00	973.10	11.44		1,013.61	11.67
Catalyst/MAP Global Total Return Income Fund - Class I	1.25%	1,000.00	978.00	6.18		1,018.95	6.31
Catalyst MLP & Infrastructure Fund - Class A	1.65%	1,000.00	999.00	0.45	(5)	1,016.89	9.91	(5)
Catalyst MLP & Infrastructure Fund - Class C	2.40%	1,000.00	999.00	0.66	(5)	1,013.11	13.75	(5)
Catalyst MLP & Infrastructure Fund - Class I	1.40%	1,000.00	999.00	0.38	(5)	1,018.15	8.65	(5)
Catalyst/Princeton Floating Rate Income Fund - Class A	1.45%	1,000.00	972.60	7.21		1,017.90	7.37
Catalyst/Princeton Floating Rate Income Fund - Class C	2.20%	1,000.00	968.70	10.92		1,014.12	11.17
Catalyst/Princeton Floating Rate Income Fund - Class I	1.20%	1,000.00	972.80	5.97		1,019.16	6.11
Catalyst/Princeton Hedged Income Fund - Class A	1.55%	1,000.00	976.80	2.31	(3)	1,017.39	7.37	(3)
Catalyst/Princeton Hedged Income Fund - Class C	2.30%	1,000.00	976.10	3.42	(3)	1,013.61	11.17	(3)
Catalyst/Princeton Hedged Income Fund - Class I	1.30%	1,000.00	977.20	1.94	(3)	1,018.65	6.11	(3)
Catalyst/SMH High Income Fund - Class A	1.45%	1,000.00	830.00	6.69		1,017.90	7.37
Catalyst/SMH High Income Fund - Class C	2.20%	1,000.00	828.60	10.14		1,014.12	11.17
Catalyst/SMH High Income Fund - Class I	1.20%	1,000.00	831.50	5.54		1,019.16	6.11
Catalyst/SMH Total Return Income Fund - Class A	1.55%	1,000.00	855.50	7.25		1,017.39	7.88
Catalyst/SMH Total Return Income Fund - Class C	2.30%	1,000.00	852.20	10.74		1,013.61	11.67
Catalyst/SMH Total Return Income Fund - Class I	1.30%	1,000.00	856.40	6.08		1,018.65	6.61
Catalyst Time Value Trading Fund - Class A	2.24%	1,000.00	981.00	3.34	(3)	1,013.91	10.81	(3)
Catalyst Time Value Trading Fund - Class C	2.99%	1,000.00	979.00	4.46	(3)	1,010.13	14.54	(3)
Catalyst Time Value Trading Fund - Class I	1.99%	1,000.00	980.00	2.97	(3)	1,015.17	9.55	(3)
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.55%	1,000.00	1,015.90	1.80	(4)	1,017.39	7.63	(4)
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.30%	1,000.00	1,014.00	2.67	(4)	1,013.61	11.42	(4)
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.30%	1,000.00	1,016.00	1.51	(4)	1,018.65	6.36	(4)

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

(1)	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 155/365 to reflect the period since inception from 07/29/14 through 12/31/14.

(2)	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 153/365 to reflect the period since inception from 07/31/14 through 12/31/14.

(3)	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 54/365 to reflect the period since inception from 11/07/14 through 12/31/14.

(4)	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 41/365 to reflect the period since inception from 11/20/14 through 12/31/14.

(5)	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 10/365 to reflect the period since inception from 12/21/14 through 12/31/14.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

174

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst Activist Investor Fund

In connection with the special meeting held on April 1, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst Activist Investor Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Service. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Advisory Agreement and, at the Trustees request, a representative of Catalyst discussed the services Catalyst will provide to the Fund. He explained that Catalyst supervises the Fund’s investment program, is responsible for investment decisions, and provides investment research. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with the advisor. They noted Catalyst continues to enhance its resources and has consistently brought value to shareholders. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Board then discussed the existing Catalyst Funds’ performance and noted that some of the existing Catalyst Funds have investment strategies similar to the Fund, and were, therefore, a good indication of Catalyst’s potential to deliver favorable returns. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the portfolio management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that the advisor will deliver positive performance for the Fund and its future shareholders.

Fees. The Trustees noted the advisor proposed to charge an advisory fee of 1.25% with an estimated net expense ratio of 1.25%. They compared the proposed fee to peer group funds and noted that although the proposed fee is higher than the peer group average of 1.01%, it is within the range of fees charged by the funds in the peer group (0.75%-1.50%). They further noted the estimated net expense ratio both before waiver (1.50%) and after waiver (1.25%) are lower than the peer group average (1.67%), and the after waiver amount is lower than the Morningstar Average-Mid Cap Blend category average (1.26%). The Trustees considered the specialized nature of the strategy and agreed that the advisory fee structure compares well with the Fund’s direct competitors. After further discussion, the Trustees concluded the fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted Catalyst anticipates realizing a net loss in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement, and although the advisor does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will likely be far into the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

175

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst Insider Income Fund

In connection with the special meeting held on April 1, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst Insider Income Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Advisory Agreement and, at the Trustees request, a representative of Catalyst discussed the services Catalyst will provide to the Fund. He explained that Catalyst supervises the Fund’s investment program, is responsible for investment decisions, and provides investment research. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with the advisor. They noted Catalyst continues to enhance the resources available to the Funds it advises, and has consistently brought value to shareholders. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Board then discussed the existing Catalyst Funds’ performance and noted that some of the existing Catalyst Funds have investment strategies similar to the Fund, and were, therefore, a good indication of Catalyst’s potential to deliver favorable returns. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the portfolio management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that the advisor will deliver positive performance for the Fund and its future shareholders.

Fees and Expenses. The Trustees noted the advisor proposed to charge an advisory fee of 1.00%, with an estimated net expense ratio after waiver of 1.20%. They compared the proposed fee to a peer group of funds and Morningstar categories. They noted the fee is higher than the peer group average of 0.72%, and is equal to the highest advisory fee among the funds in the group. They noted the proposed fee is also higher than the Morningstar category averages. The Trustees considered, however, that the Fund’s net expense ratio after waiver is lower than, and before waiver is in line with the peer group average expense ratio of 1.45%. The Trustees discussed the Fund’s strategy noting that the advisor provides a specialized strategy with a twist on the typical income strategy requiring additional resources. They noted the unique opportunity provided to investors. After discussion, the Trustees agreed that the unique nature of the strategy and added layer of costs and personnel necessary to execute the strategy warrants a premium and concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted Catalyst anticipates realizing a net loss in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement, and although the advisor does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will be far into the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

176

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst Absolute Total Return Fund

In connection with the special meeting held on April 1, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst Absolute Total Return Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Advisory Agreement and, at the Trustees request, a representative from Catalyst discussed the services Catalyst provides to the Fund. He explained that Catalyst will supervise the Fund’s investment program and the investment decisions made by the Fund’s sub-advisor, and provides investment research to the sub-advisor. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with the advisor. They noted Catalyst continues to enhance its resources available, and has consistently brought value to shareholders. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Trustees noted that the advisor would be supervising the sub-advisor’s portfolio selection and investment management of the Fund’s portfolio and, therefore, agreed that the advisor’s past performance was not necessarily relevant here. They considered, however, the advisor’s extensive experience with 1940 Act compliance and oversight of an investment and portfolio management program. The Trustees concluded that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the compliance and management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund.

Fees. The Trustees noted the advisor proposed to change an advisory fee of 1.50% with an estimated net expense ratio of 1.75%. They compared the proposed fee to a peer group of funds noting that the fee is in line with the average of 1.50%. With respect to the net expense ratio, the Trustees considered that the Fund’s net expense ratio both before waiver (2.00%) and after waiver (1.50%) is lower than the peer group average of 2.33%, and in line with the Morningstar Long/Short Equity category average of 1.91%. After further discussion, the Trustees concluded that the fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted Catalyst anticipates realizing a net loss in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement, and although the advisor does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will likely be far into the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

177

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and ATR Advisors, LLC with respect to the Catalyst Absolute Total Return Fund

In connection with the special meeting held on April 1, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and ATR Advisors, LLC (“ATR”) with respect to the Catalyst Absolute Total Return Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by ATR (“ATR 15c Response”) and noted that ATR is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Service. The Trustees reviewed the sub-advisor’s 15(c) questionnaire responses noting the experience and skill of the key professionals responsible for managing the Fund. They agreed that the sub-advisor provides a highly skilled portfolio management team with impressive academic and industry credentials. They noted the sub-advisor is in the process of registering as an RIA with the SEC, and has engaged experienced third party consultants to assist in the process as well as assist the sub-advisor in the development of a 1940 Act compliance program. After further discussion, the Trustees concluded that the sub-advisor appears to have the resources necessary to manage the portfolio consistent with the Fund’s strategy.

Performance. The Trustees reviewed the performance of the ATR Advisors composite, a single strategy composite. They considered the composite’s strong performance relative to the Morningstar Long/Short Equity category noting the composite outperformed its Morningstar category in the 1-, 5-, and 10-year, and since inception periods with returns of 22.80% versus 14.62%, 26.90% versus 5.18%, 14.70% versus 2.75%, and 15.40% versus 3.10%, respectively. They further noted that a representative of the sub-advisor noted the strategy, as managed by the portfolio manager working with a different advisory firm, was rated #1 by Morningstar in the SMA category last year, and over the last 7 years has been consistently rated as 4-star or 5-star. After further discussion, the Trustees agreed that the portfolio manager has achieved an impressive track record, and they are pleased to be working with such an impressive manager. The Trustees concluded that the sub-advisor has the potential to deliver positive returns to the future shareholders of the Fund.

Fees and Expenses. The Trustees noted the sub-advisor will receive 0.50% of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to the fees charged by the sub-advisor to other accounts which range from 1.00%-2.00%. They discussed the Fund’s overall fee structure noting the total fee is reasonable due to the Advisor’s ability to successfully negotiate a competitive fee with the sub-advisor to the benefit of future shareholders. The Trustees concluded that in light of specialized nature of the strategy and signification total return opportunity to shareholders, and in consideration of the total fee charged to shareholders, the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-advisor noting that the sub-advisor anticipates realizing a net loss in connection with its relationship with the Fund during the initial period of the Sub-Advisory Agreement. The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. They considered that the sub-advisor receives a portion of the advisory fee, and, therefore, any economies realized or negotiated at the advisory fee level would be passed on to the sub-advisory fee. The Trustees noted that the advisor has invested significant resources in the launch of the Fund any economies are not likely to be realized in the near term. The Trustees concluded that meaningful economies were not anticipated to be reached during the initial period of the Advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between Catalyst and ATR is in the best interests of the Fund and its future shareholders.

178

Consideration and Renewal of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst Dynamic Alpha Fund and the Catalyst/Princeton Floating Rate Income Fund

In connection with the regular meeting held on November 6, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst Dynamic Alpha Fund and the Catalyst/Princeton Floating Rate Income Fund (each a “Fund” and collectively, the “Funds”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of the Services. As to the nature, extent and quality of the services provided by Catalyst to the Funds, the Trustees reviewed the Catalyst 15c Response and Catalyst’s Form ADV which provided information on the corporate structure, officers, owners, and compliance record of Catalyst. The Board considered Catalyst’s duties under the terms of the Management Agreement and, at the Trustees request, a representative of the advisor discussed the services Catalyst provides to the Funds. He explained that Catalyst supervises the Funds investment program and the investment decisions made by the Fund’s sub-advisor, and provides investment research to the sub-advisor, and noted that potential investments for the Dynamic Alpha Fund are screened by Catalyst for insider buying and selling activity prior to purchase by the Fund. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. They discussed the growth of Catalyst over the past year. The Independent Trustees then concluded that Catalyst had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services provided by Catalyst to the Funds were satisfactory.

Performance.

Dynamic Alpha Fund. As to the Fund’s performance, the Board referred to the Catalyst 15c Response, which compared the Fund’s performance for the one-year and since inception periods ended September 30, 2014 to the performance of a group of similarly managed funds, the S&P 500 Total Return Index and the Morningstar Large Cap Growth and Mid Cap Growth category averages. The Board noted that the Fund outperformed the peer group funds, each of the Morningstar category averages and the index for each of the periods. A representative of the advisor then informed the Board that the Fund was ranked in the first quintile in its Lipper Category for the one and three year periods ended September 30, 2014 and was named as one of the best mutual funds by a recognized industry publication. The Board concluded that they were pleased with the Fund’s performance.

Floating Rate Fund. As to the Fund’s performance, the Board referred to the Catalyst 15c Response, which compared the Fund’s performance for the one-year and since inception periods ended September 30, 2014 to the performance of a group of similarly managed funds, the S&P/LSTA Leverage Loan 100 Index and the Morningstar Bank Loan category average. The Board noted that the Fund outperformed the peer group funds, the Morningstar category average and the index for each of the periods. The Board concluded that they were pleased with the performance of the Fund’s unique strategy.

Fees and Expenses.

Dynamic Alpha Fund. As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and compared it to management fees paid by a peer group of funds selected by Catalyst as well as the Morningstar Large Cap Growth and Mid Cap Growth category averages. The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group and Morningstar Large Cap Growth and Mid Cap Growth category averages. The Trustees noted that the Fund pays Catalyst a management fee of 1.00%, which was higher than the average advisory fee of the peer group, and equivalent to the highest in peer group. They discussed the allocation of fees between the advisor and sub-advisor relative to their respective duties and other factors. The Board further noted that Catalyst’s fee was above the average advisory fee of the Morningstar Large Cap Growth and Mid Cap Growth categories but below the highest charged fee in each category. In reference to the net expense ratio, the Trustees observed that the Fund’s expense ratio, after waivers and reimbursements by Catalyst, was lower than the peer group expense ratio average and the Morningstar category expense ratio averages. With respect to the Fund’s management fee, the Board noted that the Fund has a unique investment strategy that requires significant resources and experience to implement. The Trustees concluded that the Fund’s management fee was acceptable in light of the services the Fund receives from Catalyst.

Floating Rate Fund. As to comparative fees and expenses, the Trustees considered the management fee and total expense ratio of the Fund and compared them to management fees and total expense ratios of a peer group of funds selected by Catalyst as well as the Morningstar Bank Loan category average. The Trustees noted that the Fund pays Catalyst a management fee of 1.00%, which was higher

179

than the average advisory fee of the peer group, and equivalent to the highest in peer group. The Board further noted that Catalyst’s fee was above the average advisory fee of the Morningstar Bank Loan category but below the highest charged fee in the category. In reference to the net expense ratio, the Trustees observed that the Fund’s expense ratio, after waivers and reimbursements by Catalyst, was lower than the peer group expense ratio average and above the Morningstar category expense ratio average. They discussed the respective duties of the advisor and sub-advisor, and how the fees are shared among them. With respect to the Fund’s management fee, the Board noted that the Fund has a unique investment strategy that requires significant resources and experience to implement. The Trustees concluded that the Fund’s management fee was acceptable in light of the services the Fund receives from Catalyst.

Profitability. As to the costs of the services provided and the profits realized by Catalyst, the Trustees reviewed Catalyst’s analysis of its estimated profitability and its financial condition, and noted that Catalyst had entered into an expense limitation agreement to limit average annual fund operating expenses to 1.10% and 1.20% of the Dynamic Alpha Fund and Floating Rate Fund’s (with certain exclusions) average net assets, respectively, through October 31, 2015. The Board discussed Catalyst’s profit analysis, as reported by Catalyst for each Fund, noting that Catalyst realized a net loss in connection with its services to each Fund. Therefore, the Trustees concluded that Catalyst’s level of profitability from its relationship with each Fund was not excessive.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. They discussed the advisor’s general reluctance toward breakpoints due to the uncertainty of future operating costs, the utility of fee waivers when appropriate, and the performance of breakpoints despite changing market forces. The Trustees acknowledged the advisor’s view and also recognized that neither Fund had yet reached asset levels where Catalyst could realize significant economies of scale. The Trustees concluded that the absence of breakpoints was acceptable.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and Catalyst and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the Fund and its shareholders.

180

Consideration and Approval of Sub-Advisory Agreement Between Catalyst Capital Advisors LLC and Cookson, Pierce & Co., Inc. with respect to the Catalyst Dynamic Alpha Fund

In connection with a meeting held on November 6, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Cookson, Peirce & Co., Inc. (“Cookson Peirce”), with respect to the Catalyst Dynamic Alpha Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Cookson Peirce (“Cookson Pierce 15c Response”) and noted that Cookson Peirce is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. As to the nature, extent and quality of the services provided by Cookson Peirce to the Fund, the Trustees reviewed the Cookson Peirce 15c Response and Cookson Peirce’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Cookson. The Board considered Cookson Peirce’s duties under the terms of the Sub-Advisory Agreement and noted that that, under the supervision of Catalyst, Cookson Peirce is responsible for the day-to-day management of the Fund’s portfolio. A discussion then ensued regarding the seasoned Cookson Peirce professionals servicing the Fund, during which a Trustee noted the responsiveness of the Cookson Peirce staff and the firm’s focus on quality. The Trustees acknowledged Cookson Peirce’s commitment to maintaining a strong compliance culture. The Trustees then concluded that Cookson Peirce had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the services provided by Cookson Peirce to the Fund were satisfactory.

Performance. As to the Fund’s performance, the Board noted their discussions earlier in the Meeting regarding the performance of the Fund. The Trustees concluded that based on the Fund’s performance over prior periods and the experience and qualifications of the portfolio management team, that Cookson Peirce has obtained an acceptable level of investment returns for shareholders and they were pleased with the performance.

Fees and Expenses. As to fees and expenses for Cookson Peirce’s services, the Trustees considered that, pursuant to the Sub-Advisory Agreement, Cookson Peirce receives 50% of the net advisory fees earned by Catalyst with respect to the Fund. A Trustee noted that Cookson Peirce receives 100% of the portion of advisory fees earned on assets invested in the Fund by Cookson Peirce’s clients. The Trustees considered the allocation of the fees paid to each Cookson Peirce and Catalyst in comparison to the services rendered, and determined that the fees received by Cookson Peirce for its management of the Fund’s portfolio was reasonable and that the sub-advisory fees were acceptable in light of the quality of the services the Fund received from Cookson Peirce.

Profitability. As to the costs of the services provided and the profits realized by Cookson Peirce, the Trustees reviewed Cookson Peirce’s analysis of its estimated profitability and its financial condition. The Board discussed the modest dollar amounts in profit Cookson Peirce has realized in connection with the services it provides to the Fund. After discussion the Trustees concluded that Cookson Peirce had not excessively profited from its relationship with the Fund.

Economies of Scale. With respect to economies of scale, the Trustees agreed that this is primarily a Fund level issue that was considered in connection with the approval of the advisory agreement. They agreed that it did not appear that Cookson Peirce had achieved meaningful economies of scale.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Sub-Advisory Agreement between Catalyst and Cookson Peirce and (ii) the approval of a new Sub-Advisory Agreement with substantially identical terms as the existing Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

181

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst/Groesbeck Aggressive Growth Fund

In connection with the special meeting held on April 1, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst/Groesbeck Aggressive Growth Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Advisory Agreement and, at the Trustees request, a representative from Catalyst discussed the services Catalyst will provide to the Fund. He explained that Catalyst supervises the Fund’s investment program and the investment decisions made by the Fund’s sub-advisor, and provides investment research to the sub-advisor. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with the advisor. They noted Catalyst continues to enhance its resources, and has consistently brought value to shareholders. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Trustees noted that the advisor would be supervising the sub-advisor’s portfolio selection and investment management of the Fund’s portfolio and, therefore, agreed that the advisor’s past performance was not directly relevant here. They considered, however, the advisor’s extensive experience with 1940 Act compliance and oversight of an investment and portfolio management program. The Trustees concluded that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the compliance and management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund.

Fees and Expenses. The Trustees noted the advisor proposed to charge an advisory fee of 1.00% with an estimated expense ratio of 1.30%. They compared the proposed fee to a peer group of funds and noted that although the fee is the highest in its peer group, it is generally in line with the average and not out of the range of reasonable. They reviewed the Fund’s estimated net expense ratio before waiver, 1.50%, and after waiver, 1.30%, and noted the Fund’s net expense ratio is lower than the peer group average of 1.60% and the Morningstar Mid-Cap Growth category average of 1.91%. After further discussion, the Trustees concluded that the proposed fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted Catalyst anticipates realizing a net loss in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement, and although the advisor does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will likely be far into the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

182

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Groesbeck Investment Management Corp. with respect to the Catalyst/Groesbeck Aggressive Growth Fund

In connection with the special meeting held on April 1, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Groesbeck Investment Management Corp. (“Groesbeck”) with respect to the Catalyst/Groesbeck Aggressive Growth Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Groesbeck (“Groesbeck 15c Response”) and noted that Groesbeck is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed Groesbeck’s 15(c) Response, which provided an overview of the sub-advisor, and discussed the experience of the key professionals employed by Groesbeck noting the firm’s significant asset management experience. They considered that the Board is well acquainted with the backgrounds and qualifications of the Groesbeck personnel. The Trustees discussed the nature of Groesbeck’s operations and the quality of its compliance infrastructure. They noted they have enjoyed a strong working relationship with Groesbeck in connection with its sub-advisory relationship with an existing series of the Trust. The Board reviewed financial information for Groesbeck provided by the firm. The Trustees agreed that they have been pleased with Groesbeck’s responsiveness and professionalism, and look forward to continuing this long relationship. The Trustees concluded that Groesbeck has the potential to provide a level of service consistent with the Board’s expectations and to the benefit of the future shareholders of the Fund.

Performance. The Trustees considered the performance of a separate account strategy managed by the sub-advisor (the “SMA”) using a strategy similar to that of the Fund. They noted the SMA outperformed the S&P 500 for the 1-, 5- and 10-year, and since inception periods with returns of 41.70% versus 32.40%, 18.20% versus 18.00%, 8.00% versus 7.40%, and 12.2% versus 11.50%, respectively. The Trustees also discussed the sub-advisor’s performance as sub-advisor to an existing series of the Trust. After further discussion, the Trustees concluded that the Fund’s strategy appears promising, and the advisor has the potential to deliver positive returns to the future shareholders of the Fund.

Fees and Expenses. The Trustees noted the sub-advisor will receive 0.50% of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to the fees charged to other accounts which range from 0.42%-1.00%. They noted in particular, that the sub-advisor charges 0.50% to other funds with similar objectives to that of the Fund. The Trustees discussed the overall fee structure, and concluded that in light of the services provided and in consideration of the total fee charged to shareholders, the advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Groesbeck and considered whether the sub-advisor’s anticipated profitability in connection with its relationship with the Fund is reasonable. They noted the advisor anticipates earning a modest profit in terms of dollars as well as a percentage of revenue during the initial period of the Sub-Advisory Agreement. The Trustees concluded that excessive profitability does not appear to be a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. They considered that the sub-advisor receives a portion of the advisory fee, and that the advisor has indicated its willingness to discuss the matter with the Board as the Fund grows. The Trustees noted, therefore, that any economies realized or negotiated at the advisory fee level would be passed on to the sub-advisory fee. The Trustees further noted that economies were not anticipated to be reached during the initial period of the Advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between Catalyst and Groesbeck is in the best interests of the Fund and its future shareholders.

183

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst MLP & Infrastructure Fund

In connection with a meeting held on November 6, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst MLP & Infrastructure Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst New Funds 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed Catalyst’s New Funds 15c Response, and considered Catalyst’s duties under the terms of the Management Agreement. A representative from the advisor stated that Catalyst will supervise the Fund’s investment program, provide sub-advisor oversight, and is responsible for compliance and other management oversight with respect to the Fund. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. They discussed the growth of Catalyst over the past year. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services expected to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board recalled their earlier discussions during the Meeting of the performance information contained in the Catalyst New Funds 15(c) Response and noted the performance of the existing Catalyst Funds. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods, the experience of Catalyst in working with sub-advisors, and the qualifications of the management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that the advisor will deliver positive performance for the Fund and its future shareholders.

Fees and Expenses. The Trustees noted the advisor proposed to charge an advisory fee of 1.25%, with an estimated net expense ratio after waiver of 1.40%. They noted that the proposed advisory fee is higher than the Morningstar Energy Ltd Partnership category average and peer group average, and is in line with the highest fee charged within the peer group. The Trustees then noted that the estimated net expense ratio is lower than the category average and the peer group average. The Board discussed the uniqueness of the investment strategy relative to other funds in the Morningstar Energy Ltd Partnership category and the peer group as well as the services being provided by the Advisor and Sub-Advisor. After further discussion, the Trustees concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the Advisor and noted the modest profit that the Advisor anticipates realizing in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. They also considered the sub-advisory fees. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement and the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth and requested that the Advisor keep open the prospect of breakpoints.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

184

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and SL Advisors, LLC with respect to the Catalyst MLP & Infrastructure Fund

In connection with a meeting held on November 6, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and SL Advisors, LLC (“SL Advisors”) with respect to the Catalyst MLP & Infrastructure Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by SL (“SL Advisors 15c Response”) and noted that SL Advisors is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Service. The Trustees reviewed the SL Advisors 15c Response, and considered SL Advisors’s duties under the terms of the Sub-Advisory Agreement relative to those of Catalyst under the Advisory Agreement. They noted that SL Advisors will provide, subject to the supervision of Catalyst, portfolio management services to the Fund including managing the investment operations of the Fund and the composition of the portfolio of securities. The Trustees reviewed the background and significant experience of the investment professionals that will be responsible for providing services to the Fund. The Trustees considered the sub-advisor’s success with the proposed strategies as evidenced by its track record managing accounts with similar strategies. The Trustees concluded that SL Advisors has the ability to provide the required services to the Fund and its shareholders.

Performance. The Trustees considered the performance of two composites of accounts managed by the Sub-Advisor, each of which represent investments in the midstream energy infrastructure sector. They noted that each composite outperformed its benchmark, the Alerian Total Return Index, for the since inception periods. After further discussion, the Trustees concluded that SL Advisors has the potential to deliver positive returns to the future shareholders of the Fund.

Fees and Expenses. The Trustees noted the sub-advisor will receive a portion of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to the fees charged to other accounts. They considered the unique nature of the strategy. They concluded that the advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted Catalyst anticipates realizing a net loss in connection with its relationship with the Fund during the first year of operations. After discussion, based on estimated projections for the initial year of operations, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and was considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. They considered that the sub-advisor receives a portion of the advisory fee, after waivers. The Trustees further noted that economies were not anticipated to be reached during the initial period of the Advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between Catalyst and SL Advisors is in the best interests of the Fund and its future shareholders.

185

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Princeton Advisory Group, Inc. with respect to the Catalyst/Princeton Floating Rate Income Fund

In connection with a meeting held on November 6, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Princeton Advisory Group, Inc. (“Princeton”), with respect to the Catalyst/Princeton Floating Rate Income Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Princeton (“Princeton 15c Response”) and noted that Princeton is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of the Services. As to the nature, extent and quality of the services provided by Princeton to the Fund, the Trustees reviewed the Princeton 15c Response and Princeton’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Princeton. The Board considered Princeton’s duties under the terms of the Sub-Advisory Agreement and noted that that, under the supervision of Catalyst, Princeton is responsible for the day-to-day management of the Fund’s portfolio. The Board noted the significant experience of Princeton’s staff and discussed its strong compliance program. They considered the firm’s responsiveness related to the Fund and their overall experience with Princeton. The Trustees then concluded that Princeton had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the services provided by Cookson to the Fund were satisfactory.

Performance. As to the Fund’s performance, the Board noted their discussions earlier in the Meeting regarding the performance of the Fund. The Trustees concluded that, based on the Fund’s performance over prior periods, they were pleased with the performance of the Fund’s unique strategy

Fees and Expenses. As to fees and expenses for Princeton’s services, the Trustees considered that, pursuant to the Sub-Advisory Agreement, Princeton receives 50% of the net advisory fees earned by Catalyst with respect to the Fund. The Trustees considered the allocation of the fees paid to each Princeton and Catalyst in comparison to the services rendered, and determined that the fees received by Princeton for its management of the Fund’s portfolio was reasonable and that the sub-advisory fees were acceptable in light of the quality of the services the Fund received from Princeton.

Profitability. As to the costs of the services provided and the profits realized by Princeton, the Trustees reviewed Princeton’s analysis of its estimated profitability and its financial condition. The Board discussed the modest profit Princeton has received in connection with the services it provides to the Fund, as set forth in Princeton’s 15c. After discussion the Trustees concluded that Princeton had not excessively profited from its relationship with the Fund.

Economies of Scale. With respect to economies of scale, the Trustees agreed that this is primarily a Fund level issue that was considered in connection with the approval of the advisory agreement. They agreed that it did not appear that Princeton had achieved meaningful economies of scale.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Sub-Advisory Agreement between Catalyst and Princeton and (ii) the approval of a new Sub-Advisory Agreement with substantially identical terms as the existing Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

186

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst/Princeton Hedged Income Fund

In connection with a meeting held on August 26, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst/Princeton Hedged Income Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees considered Catalyst’s duties under the terms of the Management Agreement. A representative from the Adviser stated that Catalyst will supervise the Fund’s investment program, provide sub-advisor oversight, and is responsible for compliance and other management and oversight with respect to the Fund. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s funds with varying investment objectives and strategies. They discussed the growth of Catalyst over the past year. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services expected to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board recalled their earlier discussions during the Meeting of the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods, the experience of Catalyst in working with sub-advisors, and the qualifications of the management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that the advisor will deliver positive performance for the Fund and its future shareholders.

Fees and Expenses. The Trustees noted the advisor proposed to charge an advisory fee of 1.50%, with an estimated net expense ratio after waiver of 1.74%. They compared the proposed fee to a peer group of funds and Morningstar Non-Traditional Bond category noting that the proposed fee is higher than the peer group and Morningstar category averages. The Trustees then noted that the Fund’s net expense ratio is lower than the peer group average but higher than Morningstar Nontraditional Bond category average. The Trustees discussed the unique nature of the strategy and potential benefits to shareholders. After further discussion, the Trustees concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted the profit that Catalyst anticipates realizing in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. They also considered the sub-advisory fees and expected profits of the sub-advisor. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement and the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

187

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Princeton Advisory Group, Inc. with respect to the Catalyst/Princeton Hedged Income Fund

In connection with a meeting held on August 26, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Princeton Advisory Group, Inc. (“Princeton”) with respect to the Catalyst/Princeton Hedged Income Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Princeton (“Princeton 15c Response”) and noted that Princeton is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Service. The Trustees reviewed the Princeton 15c Response, and considered Princeton’s duties under the terms of the Sub-Advisory Agreement relative to those of Catalyst under the Advisory Agreement. The Trustees noted their familiarity with Princeton as sub-adviser to an existing series of the Trust, and agreed that the Board has had a positive experience over the years with the Princeton team. They noted that Princeton will provide all investment related activities for the Fund, including managing the day-to-day investment operations of the Fund, conducting trading activity, and working under the supervision of Catalyst to achieve the Fund’s objective. They noted Princeton reported no material compliance issues. They discussed a 2013 regulatory examination of Princeton noting favorably that Princeton has addressed the regulator’s comments and received no further inquiry in connection with the exam. The Trustees concluded that Princeton has the ability to provide services to the Fund and its shareholders in line with the Board’s expectations.

Performance. The Trustees noted the Fund had not yet commenced operations, so they reviewed the performance of the Catalyst/Princeton Floating Rate Income Fund, an existing series of the Trust sub-advised by Princeton. They noted that Princeton Floating Rate outperformed its benchmark, the S&P LSTA Leverage Loan Index, over the one year and since inception periods with returns of 8.76% versus 5.62% and 8.38% versus 5.05%, respectively. They also reviewed the performance of the Princeton Stable Income Fund Ltd (“Princeton Ltd”) noting that it too outperformed its benchmark, a blended index of 50% Barclay US Loans, 25% Barclay US High Yield, and 25% Barclays Aggregate, with returns of 7.89% versus 6.77% for the one year period and 9.12% versus 6.81% since inception. The Trustees concluded that the sub-advisor has the ability to provide reasonable investment returns to shareholders.

Fees and Expenses. The Trustees noted the sub-advisor will receive a portion of the advisory fee in connection with its services to the Fund. They noted this fee structure represents the shared risk and reward between the advisor and sub-advisor. They further noted that the sub-advisor will be primarily responsible for the day-to-day management of the Fund’s portfolio, and that the Advisor’s contribution will be significant, including building on its existing relationship with the Trust, its knowledge of the requirements of the 1940 Act and the shared risk in connection with start-up costs and other risks related to Fund launch. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Princeton and considered whether the sub-advisor’s anticipated profits in connection with its relationship with the Fund are reasonable. They noted the sub-advisor anticipates earning a profit in connection with its relationship with the Fund, but considered the sub-adviser’s significant experience and success in raising assets, as evidenced by its success with respect to an existing series of the Trust. They further considered that Princeton’s profitability estimates are based upon certain asset growth projections for the initial term of the Sub-Advisory Agreement and, if such projections are not realized, the sub-adviser’s profit could be significantly less. The Trustees concluded that excessive profitability does not appear to be a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and was considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. The Trustees agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between Catalyst and Princeton is in the best interests of the Fund and its future shareholders.

188

Consideration and Approval of Sub-Advisory Agreement Between Catalyst Capital Advisors LLC and SMH Capital Advisors, Inc. with respect to the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund

In connection with a meeting held on August 26, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and SMH Capital Advisors, Inc. (“SMH”), with respect to the Catalyst/SMH High Income Fund (“SMH High Income”) and Catalyst/SMH Total Return Income Fund (“SMH Total Return” and collectively, the “Funds”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by SMH (“SMH 15c Response”) and noted that SMH is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed SMH’s responses to a series of questions regarding the services provided by SMH, as well as information on the corporate structure, officers, owners and compliance record of SMH. The Trustees discussed the nature of SMH’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees noted that SMH provides all research, portfolio modeling, and execution with prime brokers for the Fund. They reviewed the sub-adviser’s investment research and security selection process. The Trustees noted favorably that the adviser reported no compliance, regulatory, or litigation issues since its last agreement renewal. After further discussion, the Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

Performance. The Trustees considered the Fund’s performance relative to that of its benchmark for the one year, five year, ten year and since inception periods ended June 30, 2014, noting that the sub-adviser is responsible for all investment decisions and, therefore, the Fund’s performance is representative of SMH’s contribution to the Funds. With respect to SMH Total Return, they noted that although the Fund provided positive returns, it underperformed its benchmark for each period. With respect to SMH High Income, they noted that while the Fund also had positive returns over each period, the Fund underperformed its benchmark during each period reported. The Trustees discussed the sub-adviser’s proprietary model, which excludes certain sectors and impacts performance when those sectors outperform. The Trustees discussed the Funds’ performance and noted favorably each Fund’s positive returns over each period. After further discussion of the allocation of responsibilities between the adviser and sub-adviser, and other factors, the Trustees concluded that the performance was not unreasonable.

Fees and Expenses. The Trustees noted that the sub-adviser charges a sub-advisory fee of 0.50%, based on the average net assets of the respective Fund, in connection with its services to each Fund. They compared the fee to those charged to SMH’s other clients which range from 0.45% to 0.80%. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser. They noted the sub-adviser’s estimates indicate it realized a profit in connection with its relationship to each of the Funds, but agreed that it was reasonable both in terms of percentage of revenue and actual dollars. After discussion, the Trustees concluded the sub-adviser’s profitability was reasonable with respect to each of the Funds.

Economies of Scale. The Trustees considered whether the sub-adviser has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Sub-Advisory Agreement between Catalyst and SMH and (ii) the approval of a new Sub-Advisory Agreement with substantially identical terms as the existing Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

189

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst Tactical Hedged Futures Strategy Fund (now, the Catalyst Time Value Trading Fund)

In connection with a meeting held on August 26, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst Tactical Hedged Futures Strategy Fund (now, the Catalyst Time Value Trading Fund) (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Advisory Agreement and, at the Trustees request, a representative of Catalyst discussed the services Catalyst will provide to the Fund. He explained that Catalyst supervises the Fund’s investment program, is responsible for the oversight of the Fund’s sub-advisor, and provides certain administrative, compliance and other management to the Fund. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with the advisor. They noted Catalyst continues to enhance the resources available to the Funds it advises, and has consistently brought value to shareholders. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the management team, and their experience working with and monitoring sub-advisors, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that the advisor will deliver positive performance for the Fund and its future shareholders.

Fees and Expenses. The Trustees noted the advisor proposed to charge an advisory fee of 1.75%, with an estimated net expense ratio after waiver of 1.99%. They compared the proposed fee to a peer group of funds and Morningstar category noting that the proposed fee is higher than the peer group and Morningstar category averages. The Trustees considered, however, that the Fund’s net expense ratio is lower than the peer group and Morningstar average ratios. The Trustees discussed the Fund’s strategy noting that the advisor has partnered with a proven sub-adviser for the Fund and agreed that the advisor’s experience managing funds and overseeing sub-advisers, coupled with the sub-adviser’s proven consistency and stability as a manager will benefit the future shareholders of the Fund. The Trustees concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted Catalyst anticipates realizing a profit in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement, but agreed that such profit was not unreasonable. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst is expecting to be reimbursing expenses and waiving fees for at least the first year of the agreement, and although the advisor does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

190

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and ITB Capital Management, LLC with respect to the Catalyst Tactical Hedged Futures Strategy Fund (now, the Catalyst Time Value Trading Fund)

In connection with a meeting held on August 26, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and ITB Capital Management, LLC (“ITB”) with respect to the Catalyst Tactical Hedged Futures Strategy Fund (now, the Catalyst Time Value Trading Fund) (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by ITB (“ITB 15c Response”) and noted that ITB is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Service. The Trustees reviewed the ITB 15c Response, and considered ITB’s duties under the terms of the Sub-Advisory Agreement relative to those of Catalyst under the Advisory Agreement. The Trustees reviewed the background and experience of the professionals that will be responsible for providing services to the Fund. They noted that ITB will provide, subject to the supervision of Catalyst, portfolio management services to the Fund including managing the investment operations of the Fund and the composition of the portfolio of securities and investments thereto. They further noted that ITB will employ a proprietary trading methodology in making all decision regarding the Fund. The Trustees considered favorably the sub-advisor’s success in managing accounts with similar strategies and its dedication to its compliance program. The Trustees concluded that ITB has the ability to provide services to the Fund and its shareholders in line with the Board’s expectations.

Performance. The Trustees considered the performance of three commodity pools managed by the sub-adviser, each of which employs a similar strategy to the Fund. They noted that each commodity pool outperformed its benchmark, the S&P 500, for the one year and since inception periods with returns of nearly double that of the index for each commodity pool in both periods. The Trustees considered that the Fund affords shareholders the opportunity to invest in a Fund managed by a hedge fund style adviser. After further discussion, the Trustees concluded that the Fund’s strategy appears promising, and the advisor has the potential to deliver positive returns to the future shareholders of the Fund.

Fees and Expenses. The Trustees noted the sub-advisor will receive a portion of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to the fees charged to other accounts which include a 20% incentive fee. The Trustees discussed the overall fee structure, noting the Fund provides shareholders access to a hedge fund style adviser without the imposition of a performance or incentive fee. They concluded that the advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by ITB and considered whether the sub-advisor’s anticipated profits in connection with its relationship with the Fund are reasonable. The Trustees concluded that excessive profitability does not appear to be a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and was considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. They considered that the sub-advisor receives a portion of the advisory fee, after waivers. The Trustees further noted that economies were not anticipated to be reached during the initial period of the Advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between Catalyst and ITB is in the best interests of the Fund and its future shareholders.

191

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst/Stone Beach Income Opportunity Fund

In connection with the special meeting held on April 1, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst/Stone Beach Income Opportunity Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”) and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Advisory Agreement and, at the Trustees request, a representative of Catalyst discussed the services Catalyst will provide to the Fund. He explained that Catalyst supervises the Fund’s investment program and the investment decisions made by the Fund’s sub-advisor, and provides investment research to the sub-advisor. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s Funds with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with the advisor. They noted Catalyst continues to enhance its resources, and has consistently brought value to shareholders. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Trustees noted that the advisor would be supervising the sub-advisor’s portfolio selection and investment management of the Fund’s portfolio and, therefore, agreed that the advisor’s past performance was not directly relevant here. They considered, however, the advisor’s extensive experience with 1940 Act compliance and oversight of an investment and portfolio management program. The Trustees concluded that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the compliance and management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund.

Fees. The Trustees noted the advisor proposed to charge an advisory fee of 1.25% with an estimated net expense ratio of 1.30%. They reviewed a peer group of funds noting the Fund’s proposed advisory fee is equal to the highest fee in the peer group. A representative of the advisor called the Trustees’ attention to what it believes is the most comparable fund in the peer group noting that this particular fund charges a maximum advisory fee of 1.50%, with breakpoints at certain levels, and has already benefited from such breakpoints based on the fund’s asset level. He further noted the peer group and Morningstar categories present a difficult and inaccurate comparison to the Fund due to the Fund’s specialized strategy. After further discussion, the Trustees concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted Catalyst anticipates realizing a net loss in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement, and although the advisor does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will be far into the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that the approval of a new Management Agreement between the Trust and Catalyst is in the best interests of the Fund and its shareholders.

192

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Stone Beach Investment Management, LLC with respect to the Catalyst/Stone Beach Income Opportunity Fund

In connection with the special meeting held on April 1, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Stone Beach Investment Management, LLC (“Stone Beach”) with respect to the Catalyst/Stone Beach Income Opportunity Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Stone Beach (“Stone Beach 15c Response”) and noted that Stone Beach is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the sub-advisor’s responses to the 15(c) questionnaire noting that the portfolio manager’s significant experience in the area of MBS and related investments dates back to 1989. They discussed the key professionals responsible for managing the Fund noting they have a strong background in the strategy, as evidenced by the sub-advisor’s strong performance advising a private fund, and their knowledge of the mortgage industry. The Trustees discussed the advisor’s presentation to the Board earlier in the meeting noting the sophisticated techniques that will be provided to the Fund and its shareholders, including hedging strategies to minimize downside risk. They agreed that they are comfortable with the portfolio manager’s skill set and that of the sub-advisory firm as a whole. The Board noted that the sub-advisor brings a distinctive blend of experience that spans a wide spectrum of market environments. After further discussion, the Trustees concluded that the sub-advisor, subject to the supervision of the advisor, has the ability to provide services to the Fund and its future shareholders consistent with the expectations of the Board.

Performance. Because the Fund had not yet commenced operations, the Trustees reviewed the performance of a hedge fund with a substantially similar strategy to the Fund, and compared the hedge fund’s returns to its benchmark, and noted that the fund underperformed, relative to the JP Morgan MBS Index, only 3 months out of the 38 months since its inception, and has a net average return of 16% since inception in 2011. They noted the hedge fund recently lagged the S&P 500, but agreed that the underperformance is reasonable given the fund’s strategy and recent strong success of the S&P 500. After further discussion, the Trustees concluded that the performance shown appears to be reasonable, given the strategy, and they anticipate reasonable performance for the Fund.

Fees and Expenses. The Trustees noted the sub-advisor will receive 0.50% of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to these fees of 1.50% plus a 20% performance fee. The Trustees discussed the overall fee structure noting they were gratified that the advisor was able to negotiate a favorable fee structure with the sub-advisor for shareholders. They concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-advisor and discussed whether the sub-advisor would be excessively profitable in connection with its relationship with the Fund. They noted the sub-advisor projects realizing a net loss during the initial period of the Sub-Advisory Agreement, and considered the sub-advisor does not anticipate realizing a profit in connection with its relationship with the Fund in the foreseeable future. After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. They considered that the sub-advisor receives a portion of the advisory fee, and that the advisor has indicated its willingness to discuss the matter with the Board as the Fund grows. The Trustees noted, therefore, that any economies realized or negotiated at the advisory fee level would be passed on to the sub-advisory fee. The Trustees further noted that meaningful economies were not anticipated to be reached during the initial period of the Advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between Catalyst and Stone Beach is in the best interests of the Fund and its future shareholders.

193

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228
194

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.
195

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Not applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 11, 2015